Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Vale S.A.
Entity Central Index Key	0000917851
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,256,724,482
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 5,832	$ 3,531
Short-term investments	246
Accounts receivable
Related parties	134	288
Third parties	6,661	8,217
Loans and advances to related parties	384	82
Inventories	5,052	5,251
Deferred income tax	356	203
Unrealized gains on derivative instruments	281	595
Advances to suppliers	256	393
Recoverable taxes	2,260	2,230
Assets held for sale	479
Others	956	946
Total current assets	22,897	21,736
Non-current assets
Property, plant and equipment, net	90,744	88,895
Intangible assets	1,022	1,135
Investments in affiliated companies, joint ventures and others investments	6,492	8,093
Other assets
Goodwill on acquisition of subsidiaries	2,947	3,026
Loans and advances
Related parties	408	509
Third parties	246	210
Prepaid pension cost	844	1,666
Judicial deposits	1,515	1,464
Recoverable taxes	658	587
Deferred income tax	2,886	594
Unrealized gains on derivative instruments	45	60
Deposit on incentive / reinvestment	160	229
Others	614	524
Total non-current assets	108,581	106,992
Total	131,478	128,728
Current liabilities
Suppliers	4,529	4,814
Payroll and related charges	1,481	1,307
Minimum annual remuneration attributed to stockholders		1,181
Current portion of long-term debt	3,468	1,495
Short-term debt	0	22
Loans from related parties	207	24
Provision for income taxes	641	507
Taxes payable and royalties	324	524
Employee postretirement benefits	205	147
Railway sub-concession agreement payable	65	66
Unrealized losses on derivative instruments	347	73
Provisions for asset retirement obligations	70	73
Liabilities associated with assets held for sale	181
Others	1,067	810
Total current liabilities	12,585	11,043
Non-current liabilities
Employee postretirement benefits	3,256	2,446
Loans from related parties	72	91
Long-term debt	26,799	21,538
Provisions for contingencies (Note 21 (b))	2,065	1,686
Unrealized losses on derivative instruments	783	663
Deferred income tax	3,538	5,654
Provisions for asset retirement obligations	2,333	1,697
Stockholders' debentures	1,653	1,336
Others	2,031	2,460
Total non-current liabilities	42,530	37,571
Redeemable noncontrolling interest	487	505
Commitments and contingencies (Note 21)
Stockholders' equity
Preferred class A stock - 7,200,000,000 no-par-value shares authorized and 2,108,579,618 (2011 - 2,108,579,618) issued	16,728	16,728
Common stock - 3,600,000,000 no-par-value shares authorized and 3,256,724,482 (2011 - 3,256,724,482) issued	25,837	25,837
Treasury stock - 140,857,692 (2011 - 181,099,814) preferred and 71,071,482 (2011 - 86,911,207) common shares	(4,477)	(5,662)
Additional paid-in capital	(529)	(61)
Mandatorily convertible notes - common shares		290
Mandatorily convertible notes - preferred shares		644
Other cumulative comprehensive deficit	(9,613)	(5,673)
Undistributed retained earnings	38,997	41,130
Unappropriated retained earnings	7,298	4,482
Total Company stockholders' equity	74,241	77,715
Noncontrolling interests	1,635	1,894
Total stockholders' equity	75,876	79,609
Total	$ 131,478	$ 128,728

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Preferred class A stock, shares authorized	7,200,000,000	7,200,000,000
Preferred class A stock, par value (in dollars per share)	$ 0	$ 0
Preferred class A stock, shares issued	2,108,579,618	2,108,579,618
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares issued	3,256,724,482	3,256,724,482
Treasury stock, preferred shares	140,857,692	181,099,814
Treasury stock, common shares	71,071,482	86,911,207

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues, net of discounts, returns and allowances
Sales of ores and metals	$ 41,730	$ 55,156	$ 41,158
Aluminum products		383	2,554
Revenues from logistic services	1,644	1,726	1,465
Fertilizer products	3,777	3,547	1,845
Others	1,602	1,533	1,195
Revenues before taxes	48,753	62,345	48,217
Taxes on revenues	(1,059)	(1,399)	(1,188)
Net operating revenues	47,694	60,946	47,029
Operating costs and expenses
Cost of ores and metals sold	(20,581)	(19,854)	(15,062)
Cost of aluminum products		(289)	(2,108)
Cost of logistic services	(1,399)	(1,402)	(1,040)
Cost of fertilizer products	(2,984)	(2,701)	(1,556)
Others	(1,627)	(1,283)	(784)
Total costs	(26,591)	(25,529)	(20,550)
Selling and administrative expenses	(2,240)	(2,334)	(1,701)
Research and development expenses	(1,478)	(1,674)	(878)
Impairment on assets	(4,023)
Gain (loss) on sale of assets	(491)	1,513
Others	(3,648)	(2,810)	(2,205)
Total costs and expenses	(38,471)	(30,834)	(25,334)
Operating income	9,223	30,112	21,695
Non-operating income (expenses)
Financial income	401	718	290
Financial expenses	(2,414)	(2,465)	(2,646)
Gains (losses) on derivatives, net	(120)	75	631
Foreign exchange gains (losses), net	(1,915)	(1,382)	102
Indexation gains (losses), net	247	(259)	242
Total non-operating income (expenses)	(3,801)	(3,313)	(1,381)
Income before discontinued operations, income taxes and equity results	5,422	26,799	20,314
Income taxes
Current	(2,529)	(5,547)	(4,996)
Deferred
In the year	799	265	1,291
On impairment	1,327
Reversal of liabilities (Note 5b.)	1,236
Income taxes per consolidated statements of income	833	(5,282)	(3,705)
Equity in results of affiliates, joint ventures and other investments	640	1,135	987
Impairment on investments	(1,641)
Net income (loss) from continuing operations	5,254	22,652	17,596
Discontinued operations, net of tax			(143)
Net income	5,254	22,652	17,453
Net income (loss) attributable to noncontrolling interests	(257)	(233)	189
Net income attributable to the Company's stockholders	$ 5,511	$ 22,885	$ 17,264
Earnings per share attributable to Company's stockholders:
Earnings per preferred share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per common share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per convertible note linked to preferred share (in dollars per share)		$ 6.39	$ 4.76
Earnings per convertible note linked to common share (in dollars per share)		$ 8.15	$ 6.52

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's stockholders:
Net income attributable to Company's stockholders	$ 5,511	$ 22,885	$ 17,264
Cumulative translation adjustments	(2,882)	(4,985)	1,519
Unrealized gain (loss) on available-for-sale securities
Gross balance as of the year end		(13)	12
Tax (expense) benefit	(1)	11	(9)
Unrealized gain (loss) on available-for-sale securities, net	(1)	(2)	3
Surplus (deficit) accrued pension plan
Gross balance as of the year end	(1,322)	(740)	(53)
Tax (expense) benefit	386	232	32
Surplus (deficit) accrued pension plan, net	(936)	(508)	(21)
Cash flow hedge
Gross balance as of the year end	(113)	130	(16)
Tax (expense) benefit	(8)	25	(10)
Cash flow hedge, net	(121)	155	(26)
Total comprehensive income attributable to Company's stockholders	1,571	17,545	18,739
Noncontrolling interests:
Income (losses) attributable to noncontrolling interests	(257)	(233)	189
Cumulative translation adjustments	46	(210)	104
Pension plan		4
Cash flow hedge		1	40
Total comprehensive income (deficit) attributable to Noncontrolling interests	(211)	(438)	333
Total comprehensive income	$ 1,360	$ 17,107	$ 19,072

Consolidated Statements of Cash Flows (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 5,254	$ 22,652	$ 17,453
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	4,396	4,122	3,260
Dividends received	460	1,038	1,161
Equity in results of affiliates, joint ventures and other investments	(640)	(1,135)	(987)
Deferred income taxes	(799)	(265)	(1,291)
Reversal of deferred tax liability (Note 5a.)	(1,236)
Deferred taxes on assets Impairment	(1,327)
Asset and investment impairment charge	5,664
Loss on disposal of property, plant and equipment	216	223	623
Loss (gain) on sale of assets held for sale	491	(1,513)
Discontinued operations, net of tax			143
Unrealized foreign exchange and indexation	1,012	2,879	(787)
Unrealized derivative losses (gains), net	613	490	594
Unrealized interest (income) expense, net	(24)	194	187
Stockholders' debentures	109	246	449
Others	(310)	(183)	58
Decrease (increase) in assets:
Accounts receivable	1,900	(821)	(3,800)
Inventories	(296)	(1,343)	(425)
Recoverable taxes	177	(563)	42
Others	530	(315)	307
Increase (decrease) in liabilities:
Suppliers	(168)	1,076	928
Payroll and related charges	185	285	214
Income taxes	(143)	(2,478)	1,311
Others	531	(93)	(257)
Net cash provided by operating activities	16,595	24,496	19,183
Cash flows from investing activities:
Short term investments	(246)	1,793	1,954
Related parties
Loan proceeds			(28)
Others	292	(178)	(30)
Judicial deposits	(116)	(186)	(94)
Investments	(474)	(504)	(87)
Additions to property, plant and equipment	(15,777)	(16,075)	(12,647)
Proceeds from disposal of investments	974	1,081
Acquisition (sale) of subsidiaries			(6,252)
Net cash used in investing activities	(15,347)	(14,069)	(17,184)
Short-term debt
Additions	593	859	2,233
Repayments	(526)	(955)	(2,132)
Related parties
Proceeds		19	24
Repayments		(1)	(25)
Third parties
Proceeds	8,740	1,564	4,436
Repayments	(1,186)	(2,621)	(2,629)
Treasury stock		(3,002)	(1,510)
Transactions with noncontrolling interest	(411)	(1,134)	660
Dividends and interest attributed to Company's stockholders	(6,000)	(9,000)	(3,000)
Dividends and interest attributed to noncontrolling interest	(45)	(100)	(140)
Net cash provided by (used in) financing activities	1,165	(14,371)	(2,083)
Increase (decrease) in cash and cash equivalents	2,413	(3,944)	(84)
Effect of exchange rate changes on cash and cash equivalents	(112)	(109)	375
Cash and cash equivalents, beginning of year	3,531	7,584	7,293
Cash and cash equivalents, end of year	5,832	3,531	7,584
Cash paid during the year for:
Interest on short-term debt	(8)	(3)	(5)
Interest on long-term debt	(1,308)	(1,143)	(1,097)
Income tax	(1,238)	(7,293)	(1,972)
Non-cash transactions
Income tax paid with credits	(1,129)	(681)	301
Interest capitalized	$ 335	$ 234	$ 164
Conversion of mandatorily convertible notes, treasury stock	56,081,560

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Company stockholders' equity	Preferred class A stock (including 12 golden shares)	Common stock	Treasury stock	Additional paid-in capital	Mandatorily convertible notes - common shares	Mandatorily convertible notes - preferred shares	Total other cumulative comprehensive income (deficit)	Cumulative translation adjustments	Unrealized gain (loss) - available-for-sale securities, net of tax	Surplus (deficit) of accrued pension plan	Cash flow hedge	Total other cumulative comprehensive income (deficit)	Undistributed retained earnings	Unappropriated retained earnings	Noncontrolling interests
Beginning of the year at Dec. 31, 2009			$ 9,727	$ 15,262	$ (1,150)	$ 411	$ 1,578	$ 1,225		$ (1,772)		$ (38)	$ 2		$ 28,508	$ 3,182	$ 2,831
Beginning of the year, shares at Dec. 31, 2009					(152,579,803)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(1,510)
Acquisitions, shares	(69,880,400)
Conversions, shares	75,435,238
Change in the year						1,777	(1,288)	(581)		1,519	3	(21)	(26)
Transfer from undistributed retained earnings			643	754
Transfer from unappropriated retained earnings															15,107
Transfer to capitalized earnings															(1,397)
Net income attributable to the Company's stockholders	17,264															17,264
Remuneration of mandatorily convertible notes
Preferred class A stock																(72)
Common stock																(61)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(1,940)
Common stock																(3,100)
Appropriation to undistributed retained earnings																(15,107)
Disposals (acquisitions) of noncontrolling interests																	1,629
Cumulative translation adjustments	104																104
Cash flow hedge	40																40
Net income (loss) attributable to noncontrolling interests	189																189
Dividends and interest attributable to noncontrolling interests																	(104)
Capitalization of stockholders advances																	27
Assets and liabilities held for sale																	(1,886)
Number of shares issued and outstanding:	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
End of the year at Dec. 31, 2010	71,729	68,899	10,370	16,016	(2,660)	2,188	290	644	(333)	(253)	3	(59)	(24)	(333)	42,218	166	2,830
End of the year, shares at Dec. 31, 2010	5,218,279,135		2,108,579,618	3,256,724,482	(147,024,965)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					(3,002)
Acquisitions, shares	(120,987,980)
Conversions, shares	1,924
Change in the year						(2,249)				(4,985)	(2)	(508)	155
Capital increase			6,358	9,821
Transfer from unappropriated retained earnings															13,221
Transfer to capitalized earnings															(14,309)
Net income attributable to the Company's stockholders	22,885															22,885
Remuneration of mandatorily convertible notes
Preferred class A stock																(97)
Common stock																(70)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(2,143)
Common stock																(3,038)
Appropriation to undistributed retained earnings																(13,221)
Disposals (acquisitions) of noncontrolling interests																	(631)
Cumulative translation adjustments	(210)																(210)
Cash flow hedge	1																1
Net income (loss) attributable to noncontrolling interests	(233)																(233)
Net income attributable to redeemable noncontrolling interests																	207
Dividends and interest attributable to noncontrolling interests																	(105)
Capitalization of stockholders advances																	31
Pension plan																	4
Number of shares issued and outstanding:	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
End of the year at Dec. 31, 2011	79,609	77,715	16,728	25,837	(5,662)	(61)	290	644	(5,673)	(5,238)	1	(567)	131	(5,673)	41,130	4,482	1,894
End of the year, shares at Dec. 31, 2011	5,097,293,079		2,108,579,618	3,256,724,482	(268,011,021)
Increase (Decrease) in Stockholders' Equity
Sales (acquisitions)					1,185
Conversions, shares	56,081,847
Change in the year						(468)	(290)	(644)		(2,882)	(1)	(936)	(121)
Transfer from unappropriated retained earnings															(2,133)
Net income attributable to the Company's stockholders	5,511															5,511
Remuneration of mandatorily convertible notes
Preferred class A stock																(44)
Common stock																(19)
Dividends and interest attributed to stockholders' equity
Preferred class A stock																(1,929)
Common stock																(2,836)
Appropriation to undistributed retained earnings																2,133
Disposals (acquisitions) of noncontrolling interests																	(198)
Cumulative translation adjustments	46																46
Net income (loss) attributable to noncontrolling interests	(257)																(257)
Net income attributable to redeemable noncontrolling interests																	181
Dividends and interest attributable to noncontrolling interests																	(74)
Capitalization of stockholders advances																	43
Number of shares issued and outstanding:	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)
End of the year at Dec. 31, 2012	$ 75,876	$ 74,241	$ 16,728	$ 25,837	$ (4,477)	$ (529)			$ (9,613)	$ (8,120)		$ (1,503)	$ 10	$ (9,613)	$ 38,997	$ 7,298	$ 1,635
End of the year, shares at Dec. 31, 2012	5,153,374,926		2,108,579,618	3,256,724,482	(211,929,174)

The Company and its operations	12 Months Ended
Dec. 31, 2012
The Company and its operations
The Company and its operations

1    The Company and its operations

          Vale S.A., ("Vale", "Company" or "we") is a limited liability company incorporated in Brazil. Operations are carried out through Vale and our subsidiary companies, joint ventures and affiliates, and mainly consist of mining, base metals production, fertilizers, logistics and steel activities.

          Our principal consolidated operating subsidiaries at December 31, 2012 are the following:

Subsidiaries	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S.A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Fertilizantes S.A.	100.00	100.00	Brazil	Fertilizer
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale International S.A.	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S.A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	80.50	80.50	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	70.00	70.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Basis of consolidation	12 Months Ended
Dec. 31, 2012
Basis of consolidation
Basis of consolidation

2    Basis of consolidation

          All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 15).

          We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

          We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

          Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to unincorporated consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects (Note 13).

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

3    Summary of significant accounting policies

          The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, the selection of useful lives of property, plant and equipment, impairment, provisions necessary for contingent liabilities, fair values assigned to assets and liabilities acquired in business combinations, income tax valuation allowances, employee post retirement benefits and other similar evaluations. Actual results could differ from those estimated.

a) Basis of presentation

          We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles ("US GAAP"), which differ in certain respects from the accounting practices adopted in Brazil ("BR GAAP"), compliant with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB"), which are the basis for our statutory financial statements.

          The Brazilian Real ("R$") is the Parent Company's functional currency. We have selected the US dollar ("US$") a convenience to facilitate analysis by our international investor.

          In 2011, based on entity business assessment, Vale International changed its functional currency from the Brazilian Real to the US dollar. This change did not cause significant effects in the financial statements presented.

          All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account ("CTA") in stockholders' equity.

          The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders' equity.

          The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2012 and 2011, were R$2.0435 and R$1.8683, respectively.

b) Revision of prior year revenue presentation

          For certain contracts, we carry the risks concerning the transportation of the products and determine the freight price directly to our customer. However, for these contracts in 2011 and 2010 the major part of the freight related to CFR (Incoterm for cost and freight) for iron ore and pellets sales, was recorded as if Vale was acting as an agent, resulting in the net presentation of freight revenues. We revised the 2011 and 2010 income statement presentation to appropriately reflect the revenue of such sales by the total amount billed to customers and as a consequence present the related freight costs as cost of product sold and therefore we increase the 2011 sales of ore and metals in amount of US$ 1,955 (US$1,735 in 2010) with the corresponding increase in cost of ores and metals sold. The revision did not result in any other changes in the income statement presentation.

c) Information by Segment and Geographic Area

          The Company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance. The information is analyzed by segment as follows:

          Bulk Material—includes the extraction of iron ore and pellet production and the transport systems of Brazil, including railroads, ports and terminals, linked to mining operations. The manganese ore, ferroalloys and coal are also included in this segment.

          Base metals—includes the production of non-ferrous minerals, including nickel operations (co-products and by-products), copper and investment in aluminum affiliate.

          Fertilizers—comprises three major groups of nutrients: potash, phosphate and nitrogen.

          Logistical services—includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

          Other—comprises sales and expenses of other products and investments in joint ventures and associate in other businesses.

d) Current and non-current assets and liabilities

          We classify assets and liabilities as current when it expects to realize the assets and to settle the liabilities, within twelve months after the reporting period. Others assets and liabilities are classified as non-current.

e) Cash equivalents and short-term investments

          The amounts recorded as cash and cash equivalents correspond to the values available in cash, bank deposits and investments in the short-term that have immediate liquidity and original maturity within 90 days. Other investments with between 91 and 360 day maturities are recognized at fair value through income and presented in short-term investments.

f) Accounts Receivable

          Represent receivables from sales of products and services. Receivables are initially recorded at fair value and subsequently measured at amortized cost, net of impairment losses, when applicable.

g) Inventory

          Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted in process when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

          We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

          We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we record allowances as considered necessary.

h) Stripping costs

          Stripping costs (the cost associated with the removal of overburden and other waste materials) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of developing the property. These costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

          Post-production stripping costs are included in the cost of inventory, except when a campaign is launched to permit the access to a significant new ore body. In such cases, the cost is capitalized as non-current asset and amortized during the extraction of the ore body.

i) Property, plant and equipment and intangible assets

          Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

          We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

          Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

j) Business combinations

          We apply accounting for business combinations to record acquisitions of interests in other companies. The "purchase method", requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

          We assign goodwill to reporting units and test each reporting unit's goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of each year.

          Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit's fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit's fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit's goodwill impairment loss.

k) Impairment

          The Company assesses, at each reporting date whether there is evidence that the carrying amount of financial assets measured through amortized cost and long-live non-financial asset, should be impaired.

          For financial assets measured through amortized cost, Vale compares the carrying amount with expected cash flows for the asset, and if there when appropriate, the carrying value is adjusted to the cash flow value.

          Vale reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Long-lived assets, other than indefinite-lived intangible assets, are evaluated for impairment under the two-step model. An impairment is considered to exist if total estimated future cash flows on an undiscounted basis are less than the carrying amount of the asset. Once it is determined that an impairment exists, an impairment loss is measured as the amount by which the asset carrying value exceeds its fair value. Fair value is generally determined using valuation techniques, such as estimated future cash flows.

          The Company determines its cash flows based on approved budgets, considering mineral reserves and mineral resources calculated by internal experts, costs and investments based on the best estimate of past performance, sale prices consistent with the projections used in reports published by industry considering the market price when available and appropriate. Cash flows used are designed based on the life of each reporting unit (consumption of reserve units in the case of minerals) and considering discount rates that reflect specific risks relating to the relevant assets in each reporting unit, depending on their composition and location.

          Regardless the indication of impairment of its carrying value, goodwill balances arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year.

l) Available-for-sale equity securities

          Equity securities classified as "available-for-sale" are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders' equity until realized.

m) Compensated absences

          The liability for future compensation for employee vacations is fully accrued as earned.

n) Derivatives and hedging activities

          We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

o) Asset retirement obligations

          Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset's carrying value and depreciated during the asset's useful life.

p) Revenues and expenses

          Revenue is recognized when Vale transfers to its customers all significant risks and rewards of ownership of the product sold and services rendered. Revenue excludes any applicable sales taxes and is recognized at the fair value of the consideration received or receivable to the extent that it is probable that economic benefits will flow to Vale and the revenues and costs can be reliably measured.

          In most instances sales revenue is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer's premises. However, when the model negotiated with the customer is transferring risks and benefits of the product in shipment, revenue is recognized at the time.

          In some cases, the sale price is determined on a provisional basis at the date of sale as the final selling price is subject to escalation clauses in contracts up to the date of final pricing. Revenue from the sale of provisionally priced is recognized when risks and rewards of ownership are transferred to the customer and revenue can be measured reliably. At this date, the amount of revenue to be recognized are estimated based on the forward price of product sold.

          Expenses and costs are recognized on the accrual basis.

q) Income taxes

          The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

r) Earnings per share

          Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the year.

s) Interest attributed to stockholders' equity (dividend)

          Brazilian corporations are permitted to distribute interest attributable to stockholders' equity. The calculation is based on the stockholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year or 50% of retained earnings plus revenue reserves as determined by Brazilian corporate law.

          The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax burden. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders' equity is considered as part of the annual minimum mandatory dividend (Note 18). This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax credit recorded in income.

t) Pension and other post retirement benefits

          We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with "employees' accounting for defined benefit pension and other post retirement plans". The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

Accounting pronouncements	12 Months Ended
Dec. 31, 2012
Accounting pronouncements
Accounting pronouncements

4    Accounting pronouncements

a) Newly issued accounting pronouncements

          Accounting Standards Update ("ASU") number 2013-02: Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2012.

          ASU number 2013-01: Balance Sheet (Topic 210): The main objective in developing this Update is to address implementation issues about the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of Update 2011-11.

          ASU number 2012-02: Intangibles—Goodwill and Other (Topic 350). The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments in this ASU are effective for annual and interim impairment tests performed for public entities for fiscal years and interim periods beginning after September 15, 2012.

          The Company does not expect these updates to have a significant impact on its financial statements.

Major acquisitions and divestitures	12 Months Ended
Dec. 31, 2012
Major acquisitions and divestitures
Major acquisitions and divestitures

5    Major acquisitions and divestitures

a) Belvedere Coal Project

          In 2012, Vale concluded the purchase option on additional 24.5% participation in the Belvedere Coal Project owned by Aquila Resources Limited ("Aquila") in the amount of AUD150 million (US$156).

          The acquisition is subject to approvals from the government of Queensland, Australia. As a result of this transaction, Vale will increase its participation in Belvedere to 100%. Additionally, Vale agreed to pay AUD20 million (US$21) to end litigations and disputes relating to the Belvedere with Aquila.

          The project is still in stage of development and, consequently, subject to approval of the Board of Directors of Vale. At the end of transaction, Vale will have paid US$338 for 100% of Belvedere.

b) Fertilizer Business

          In 2010, through our wholly owned subsidiary Mineração Naque S.A. ("Naque"), we acquired 78.92% of the total capital (being 99.83% of the voting capital) of Vale Fertilizantes S.A. ("Vale Fertilizantes") and 100% of the total capital of Vale Fosfatados S.A.. In 2011 and beginning of 2012, we concluded several transactions including a public tender to acquire the free float of Vale Fertilizantes shares, and the subsequent delisting of its shares which resulted in the Company owning of 100% of the its capital.

          The purchase consideration of the business combination effected in 2010, when control was obtained, amounted to US$5,795. The purchase price allocation exercise was concluded in 2011 and generated a deferred tax liability on the fair value adjustments, determined based on the temporary differences between the accounting basis of those assets and liabilities at fair values, substantially represented by Property Plant and Equipment, and their tax basis represented by the historical carrying values at the acquired entity. Pursuant to current Brazilian tax regulations, goodwill generated in connection with a business combination as well as the fair values of assets and liabilities acquired are only tax deductible post a legal merger between the acquirer and the acquiree.

          In June 2012, we have decided to legally merge Naque and Vale Fertilizantes. As a result, the carrying amounts of acquired assets and liabilities accounted for in Naque's consolidated financial statements, represented by their amortized fair values from acquisition date, became their tax basis.

          Therefore, upon concluding the merger, there are no longer differences between tax basis and carrying amounts of the net assets acquired, and consequently there is no longer deferred tax liability amount to be recognized. The outstanding balance of the initially recognized deferred tax liability (accounted for in connection with the purchase accounting) totaling US$1,236 was entirely recycled through P&L for the year ended December 31, 2012, in connection with the legal merger of Vale Fertilizantes into Naque. In addition, Naque was then renamed as Vale Fertilizantes.

c) Sale of coal

          In June 2012, we concluded the sale of our thermal coal operations in Colombia to CPC S.A.S., an affiliate of Colombian Natural Resources S.A.S. ("CNR").

          The thermal coal operations in Colombia constitute a fully-integrated mine-railway-port system consisting of a coal mine and a coal deposit; a coal port facility; and an equity participation in a railway connecting the coal mines to the port.

          The loss on this transaction, of US$355 was recorded in the income statement in the line "Gain (loss) on sale of assets"

d) Acquisition of EBM shares

          As part of its strategy to optimize its corporate structure, Vale acquired additional 10.46% of Empreendimentos Brasileiros de Mineração S.A. ("EBM") in 2012, whose main asset is an interest in Minerações Brasileiras Reunidas S.A. ("MBR"), which owns the Itabirito, Vargem Grande and Paraopeba mining properties. As a result of the acquisition, we increased our share in EBM to 96.7% and in MBR to 98.3%. We recorded US$62 as result from operations with noncontrolling interest in "Stockholders Equity".

e) Manganese and ferroalloys

          In October 2012, we concluded the sale of the manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$22 presented in our statement of income as "gain (loss) on sale of assets".

          The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkirk France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

f) Participation of Vale Oman Pelletizing

          In October 2012, Vale sold 30% of participation in Vale Oman Pelletizing LLC for the Oman Oil Company, wholly owned subsidiary of the Government of the Sultanate of Oman, for US$71. We recognized a gain of US$63 recorded in equity.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
Income taxes

6    Income taxes

          We analyze the potential tax impact associated with undistributed earnings of each of our subsidiaries and affiliates. For those subsidiaries in which undistributed earnings are intended to be reinvested indefinitely, no deferred tax is recognized. Undistributed earnings of foreign consolidated subsidiaries and affiliates for which no deferred income tax has been recognized for possible future remittances to the parent company totaled approximately US$26,800 on December 31, 2012 and US$26,300 on December 31, 2011. These amounts are considered to be permanently reinvested in the Company's international business. It is not practicable to determine the amount of the unrecognized deferred tax liability associated with these amounts. If we did determine to repatriate these earnings, there would be various methods available to us, each with different tax consequences. There would also be uncertainty as to the timing and amount, if any, of foreign tax credits that would be available, as the calculation of the available foreign tax credit is dependent upon the timing of the repatriation and projections of significant future uncertain events. The wide range of potential outcomes that could result due to these factors, among others, makes it impracticable to calculate the amount of tax that hypothetically would be recognized on these earnings if they were repatriated.

          There were no changes in the rates of taxes in the countries where we operate in the years reported. The income tax expense in the statement of income is reconciled with the Brazilian nominal statutory composite rate, as follows:

	Year ended as of December 31,
	2012			2011			2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	6,210	(788)	5,422	21,267	5,532	26,799	16,586	3,728	20,314

Tax at Brazilian composite rate	(2,111)	268	(1,843)	(7,231)	(1,881)	(9,112)	(5,639)	(1,268)	(6,907)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	–	1,337	1,655	–	1,655	995	–	995
Difference on foreign tax jurisdiction rates	–	168	168	–	1,406	1,406	–	1,583	1,583
Tax incentives	204	–	204	704	–	704	642	–	642
Social contribution contingency payment	–	–	–	506	–	506	–	–	–
Reversal/Constitution of allowance for tax loss carryfoward	–	(228)	(228)	129	(426)	(297)	–	–	–
Reversal of deferred tax liability (Note 5a.)	1,236	–	1,236	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	(41)	–	(41)	48	(192)	(144)	13	(31)	(18)

Income taxes per consolidated statements of income	625	208	833	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)

          Vale and some subsidiaries in Brazil were granted tax incentives that provide for a partial reduction of the income tax due related to certain regional operations of iron ore, railroad, manganese, copper, bauxite, alumina, aluminum, kaolin and potash. The tax benefit is calculated based on taxable profit adjusted by the tax incentive (so-called "exploration profit") taking into consideration the operational profit of the projects that benefit from the tax incentive during a fixed period. Generally these tax incentives last for 10 years. The Company's tax incentives will expire in 2020. The tax savings must be recorded in a non distributable capital (profit) reserve in the Stockholders' equity.

          We can also reinvest part of the tax savings from the acquisition of new equipment to be used in the operations, once approved, and covered by the Brazilian regulatory agencies Superintendência de Desenvolvimento da Amazônia—SUDAM and Superintendência de Desenvolvimento do Nordeste—SUDENE. When the reinvestment is approved, the tax benefit must also be accounted for in a non distributable profit reserve.

          We also have income tax incentives related to our Goro project under development in New Caledonia (the "Goro Project"). These incentives include an income tax holiday during the construction phase of the project and throughout a 15-year period commencing in the first year in which commercial production, as defined by the applicable legislation, is achieved followed by a five-year, 50 per cent income tax holiday. The Goro Project also qualifies for certain exemptions from indirect taxes such as import duties during the construction phase and throughout the commercial life of the project. Certain of these tax benefits, including the income tax holiday, are subject to an earlier phase out, should the project achieve a specified cumulative rate of return. We are subject to a branch profit tax commencing in the first year in which commercial production is achieved, as defined by the applicable legislation. To date, we have not recorded any taxable income for New Caledonian tax purposes. The benefits of this legislation are expected to apply with respect to taxes payable once the Goro Project is in operation. We obtained tax incentives for our projects in Mozambique, Oman and Malaysia, that will take effects when those projects start their commercial operation.

          The Company's income taxes are subject to audit by the tax authorities for up to five years in Brazil, up to ten years in Indonesia and up to seven years in Canada.

          Tax loss carry forwards in Brazil and in most of the jurisdictions where we have tax loss carry forwards have no expiration date, though in Brazil, offset is restricted to 30% of annual taxable income.

          The Company's uncertain income tax positions were as follows: (Note 21(b)) tax—related actions).

	Year ended as of December 31,
	2012	2011	2010
Beginning of the year	263	2,555	396

Increase resulting from tax positions taken	20	1,076	2,130
Decrease resulting from tax positions taken(a)	(26)	(3,409)	(24)
Cumulative translation adjustments	7	41	53

End of the year	264	263	2,555

(a)
The decrease in the tax positions taken in 2011, was a consequence of the payment we made as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

          For the year ended December 31, 2012 and December 31, 2011 there were US$11 and US$12, respectively, of unrecognized tax benefits that, if recognized, would affect the Company's annual effective tax rate.

          The Company recognizes interest accrued related to unrecognized tax benefits in financial expense and penalties in other operating expenses. The interest and penalties recognized in the statement of income for the year ended December 31, 2012 and December 31, 2011 there were US$9 and US$(17), respectively. The Company accrued US$84 at December 31, 2012 and US$73 at December 31, 2011 for the payment of interest and penalties.

	Year ended as of
	December 31, 2012	December 31, 2011
Current deferred tax assets
Accrued expenses deductible only when disbursed	356	203

Assets
Employee postretirement benefits provision	855	640
Tax loss carryforwards	2,610	1,709
Fair value of financial instruments	796	610
Impairment	1,269	–
Assets retirement obligation	450	389
Other temporary differences (mainly contingencies provisions)	686	794

	6,666	4,142
Liabilities
Prepaid retirement benefit	(226)	(509)
Fair value adjustments in business combinations	(5,622)	(7,311)
Other temporary differences	(326)	(463)

	(6,174)	(8,283)
Valuation allowance
Beginning balance	(126)	(110)
Translation adjustments	10	–
Change in allowance	(1,328)	(809)

Ending balance	(1,444)	(919)

Net non-current deferred tax liabilities	(952)	(5,060)

Assets	2,586	594
Liabilities	(3,538)	(5,654)

Total	(952)	(5,060)

Cash and cash equivalents	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

7    Cash and cash equivalents

	As of December 31,
	2012	2011
Cash	1,194	945
Short-term investments	4,638	2,586

	5,832	3,531

          All the above mentioned short-term investments are made through the use of low risk fixed income securities with highly-rated institutions. The investments denominated in Brazilian Reais are mostly investments indexed to the Brazilian Interbank Interest rate ("CDI"), and those denominated in US dollars are mainly time deposits, with the original maturities of less than three months.

          The increase in cash equivalents during the 2012, is mainly related to the cash provided by operating activities and the notes issued during 2012 (Note 17).

Short-term investment	12 Months Ended
Dec. 31, 2012
Short-term investment
Short-term investment	8 Short-term investment

	As of December 31,
	2012	2011
Time Deposits	246	–

	246	–

Account receivable	12 Months Ended
Dec. 31, 2012
Account receivable
Account receivable

9    Account receivable

          Accounts receivable from customers in the steel industry represent 71.2% and 70.36% of receivables at December 31, 2012 and December 31, 2011.

          No single customer accounted for more than 10% of total revenues.

          Additional allowances for doubtful accounts charged to the statement of income as expenses in 2012, 2011 and 2010 totaled US$34, US$ 2 and US$ 23, respectively. We wrote-off US$16 in 2012, US$ 1 in 2011 and US$ 37 in 2010.

	As of December 31,
	2012	2011
Customers
Denominated in Brazilian Reais	849	1,228
Denominated in other currencies, mainly US dollars	6,060	7,382

	6,909	8,610
Allowance for doubtful accounts	(114)	(105)

Total	6,795	8,505

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

10    Inventories

	As of December 31,
	2012	2011
Products
Nickel (co-products and by-products)	1,662	1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276

	5,052	5,251

          On December 31, 2012 and 2011 inventory balances include a provision for adjustment to market value of nickel, in the amount of US$ 0 and US$ 14, respectively, manganese in the amount of US$ 3 and US$9, respectively and copper in the amount of US$ 3 and US$0, respectively.

Recoverable Taxes	12 Months Ended
Dec. 31, 2012
Recoverable Taxes
Recoverable Taxes

11    Recoverable Taxes

	As of December 31,
	2012	2011
Income tax	1,161	814
Value-added tax	1,023	997
Others brazilian federal contributions	734	1,006

Total	2,918	2,817

Current	2,260	2,230
Non-current	658	587

	2,918	2,817

Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2012
Assets and liabilities held for sale.
Assets and liabilities held for sale

12    Assets and liabilities held for sale

          In December 2012, we executed an agreement with Petróleo Brasileiro S.A. (Petrobras) to sell our operation for production of nitrogens, located in Araucária, in the Brazilian state of Paraná, for US$234. The purchase price will be paid by Petrobras through installments accrued quarterly, adjusted by 100% of the CDI, in amounts equivalent to the royalties due by Vale related to the leasing of potash assets and mining of Taquari-Vassouras and of the Carnalita project.

          The major classes of assets and liabilities reclassified as held for sale as at December 31, 2012 are as follows:

2012
Assets held for sale
Accounts receivable	14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13

Total	479

Liabilities related to assets held for sale
Suppliers	12
Deferred income tax	109
Others	60

Total	181

Property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2012
Property, plant and equipment and intangible assets
Property, plant and equipment and intangible assets

13    Property, plant and equipment and intangible assets

By type of assets:

	December 31, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	676	–	676	695	–	695
Buildings	8,075	(2,104)	5,971	7,912	(1,890)	6,022
Installations	15,748	(4,096)	11,652	14,886	(3,708)	11,178
Equipment	11,640	(4,373)	7,267	12,549	(4,243)	8,306
Railroads	6,504	(2,047)	4,457	6,574	(1,930)	4,644
Mine development costs	27,778	(6,102)	21,676	26,955	(5,180)	21,775
Others	14,530	(4,535)	9,995	14,556	(4,126)	10,430

	84,951	(23,257)	61,694	84,127	(21,077)	63,050

Intangible assets	1,126	(104)	1,022	1,202	(67)	1,135
Construction in progress	29,050	–	29,050	25,845	–	25,845

Total	115,127	(23,361)	91,766	111,174	(21,144)	90,030

          Losses on disposal of property, plant and equipment totaled US$216, US$223 and US$623 in December 31, 2012, 2011 and 2010 respectively. This mainly related to write-offs of ships and trucks, locomotives and other equipment, which were replaced in the normal course of business.

          Assets given in guarantee of judicial processes totaled US$ 96 as at December 31, 2012 (US$ 97 as at December 31, 2011).

Hydroelectric assets

          We participate in several jointly-owned hydroelectric plants, already in operation or under construction, in which we record our undivided interest in these assets as Property, plant and equipment.

          At December 31, 2012 the cost of hydroelectric plants in service totals US$ 2,165 (December 31, 2011 US$2,261) and the related depreciation in the year was US$ 480 (December 31, 2011 US$ 428). The cost of hydroelectric plant under construction totaled at December 31, 2012 totals US$ 10 (December 31, 2011 US$ 59). Income and operating expenses for such plants are not material.

Intangibles

          All of the intangible assets recognized in our financial statements were acquired from third parties, either directly or through a business combination and have definite useful lives from 6 to 30 years.

          At December 31, 2012 the intangibles amount to US$ 1,022 (December 31, 2011—US$ 1,135), and are comprised of rights granted by the government—Ferrovia Norte Sul of US$ 788 and off take-agreements of US$ 234.

Impairment	12 Months Ended
Dec. 31, 2012
Impairment
Impairment

14    Impairment

          In 2012 we identified evidence of impairment in relation to certain investments in affiliates and joint ventures and property, plant and equipment of the nickel, aluminum, coal and other reporting units. The following impairment charges were recorded:

		December 31, 2012
Product	Reporting unit	Carrying amount	Recoverable amount	Impairment charge
Investment in affiliates and joint ventures
Aluminum	Norsk Hydro ASA	3,212	2,237	975
Steel	Thyssenkrupp CSA	936	353	583
Energy	Vale Soluções de Energia	100	17	83

		4,248	2,607	1,641
Property, plant and equipment
Nickel	Onça Puma	3,779	930	2,849
Coal	Australia	1,619	590	1,029
Other		185	40	145

		5,583	1,560	4,023

		9,831	4,167	5,664

(a)
Investment

  •
  Investment in Norsk Hydro

          Volatility of aluminum prices and uncertainties regarding the prospects of the European economy contributed to a decrease in the traded market value of our 22% stake in Norsk Hydro, a Norwegian-listed aluminum producer, to a level below our carrying value of the equity accounted investment.

          At December 31, 2012 Norsk Hydro's shares at the close of trading were quoted at US$ 4.99 per share resulting in a market value of US$ 2,237.

    •
    Investment in Thyssenkrupp CSA

          We recorded an impairment charge against the carrying value of our 26.87% interest in Thyssenkrupp CSA to reflect a reduction in the investment recoverable amount. The fair value based on future cash flow and does not take into account the inherent value o our rights as the exclusive suppliers of ore to the mill which comprise an integral component of our investment strategy.

    •
    Investment in Vale Soluções de Energia ("VSE")

          Changes in the Company?s investment strategy have altered the expected cash flows from operations of our joint venture VSE.

          The recoverable amount for VSE was ascertained from the new cash flow projections from financial budgets recently approved by management for the joint venture.

(b)
Property plant and equipment

  •
  Onça Puma nickel assets

          The two Onça Puma iron-nickel project furnaces developed problems which led to their total stoppage from June 2012. Vale has decided to rebuild one of the furnaces and plans to resume operations in the fourth quarter of 2013. As a result of this incident and the current market environment for iron-nickel, we recorded an impairment charge to reduce the net carrying value of Onça Puma's assets.

          The recoverable amount of Onça Puma's assets once we determined these would not be recovered though undiscounted cash flow was ascertained by determining their value from discounted of cash flow projections based on financial budgets approved by management over the life of the mine. The projected cash flow was adjusted to reflect the effects of the quantities sold at the commodity futures prices and on the expected demand for the product.

          The key assumptions used by management to calculate the impairment are the sales values of the commodities and the discount rate, reflecting the volatile nature of the business.

          The discount rates applied to the future cash flow forecasts represent an estimate of the rate the market would apply to comply with the risk of the assets under valuation. Vale?s weighted average cost of capital is used as a starting point for determining the discount rates, adjusted for the risk profile of the countries in which the individual cash-generating units operate.

    •
    Coal assets in Australia

          Increasing costs, falling market prices, reduced production levels and financially unfavorable regulatory changes were identified in the coal sector, leading us to carry out impairment tests.

          The recoverable amount for the Australian assets was ascertained by determining through the calculation of value from discounted cash flow projections based on financial budgets approved by management over the life of the mine. The discounted net cash flows to reflect quantities expected to be sold at future commodity prices based on projected demand for the product.

          The key assumptions used by management to calculate the impairment of coal assets in Australia include estimates of commodity prices and the discount rate, reflecting the volatile nature of the business.

    •
    Others

          Changes in the Company's strategy have altered the expected cash flows from operations for certain other operations, including oil and gas and other projects.

          The recoverable amount of these assets was ascertained from new cash flow projections based on financial budgets recently revised and approved by management.

Investments in affiliated companies, joint ventures and others investments	12 Months Ended
Dec. 31, 2012
Investments in affiliated companies, joint ventures and others investments
Investments in affiliated companies, joint ventures and others investments

Expressed in millions of United States dollars, unless otherwise stated

15    Investments in affiliated companies, joint ventures and others investments

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	349	42	178	173	22	45	48	26	22	3
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	205	74	104	115	38	19	40	36	20	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	214	52	107	78	26	32	43	20	32	11
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	125	17	64	80	8	47	18	18	38	25
Minas da Serra Geral SA—MSG	50.00	50.00	53	8	26	29	2	3	6	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	1,380	1,280	743	528	639	878	798	179	812	950
Baovale Mineração SA—BAOVALE	50.00	50.00	55	12	28	35	6	8	4	1	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	93	3	23	23	1	–	9	–	–	–
Tecnored Desenvolvimento Tecnológico SA	49.21	49.21	74	(43)	38	48	(20)	(7)	(10)	–	–	–

					1,311	1,109	722	1,025	956	280	924	989
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,365	234	341	282	59	85	76	60	–	83
Shandong Yankuang International Company Ltd	25.00	25.00	(239)	(62)	(60)	(43)	(16)	(15)	(19)	–	–	–

					281	239	43	70	57	60	–	83
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	332	53	132	144	21	8	(2)	7	–	10

					132	144	21	8	(2)	7	–	10
Copper
Teal Minerals Incorporated	50.00	50.00	505	(9)	252	234	(5)	(6)	(10)	–	–	–

					252	234	(5)	(6)	(10)	–	–	–

Expressed in millions of United States dollars, unless otherwise stated

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Nickel
Heron Resources Inc(3)	–	–	–	–	6	6	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	96	–	24	4	–	–	2	–	–	–
Others(3)	–	–	–	–	1	1	–	–	–	–	–	–

					31	11	–	–	2	–	–	–
Aluminum
Norsk Hydro ASA(4)	–	–	–	–	2,237	3,227	(35)	99	–	47	52	–

					2,237	3,227	(35)	99	–	47	52	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	281	(29)	94	114	(10)	(7)	4	–	–	–
MRS Logística SA	46.75	47.59	1,231	259	586	551	122	132	90	57	55	72

					680	665	112	125	94	57	55	72
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	334	31	167	161	16	14	12	9	7	7
Companhia Siderúrgica do PECEM—CSP	50.00	50.00	998	(13)	499	267	(7)	(3)	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,273	(628)	534	1,607	(169)	(177)	(85)	–	–	–

					1,200	2,035	(160)	(166)	(73)	9	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	1,335	(23)	120	75	(2)	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	53.13	53.13	134	(266)	71	145	(58)	(16)	(33)	–	–	–
Others	–	–	–	–	177	209	2	(4)	(4)	–	–	–

					368	429	(58)	(20)	(37)	–	–	–

Total					6,492	8,093	640	1,135	987	460	1,038	1,161

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 53 in December 31, 2012 and US$58 in December, 2011.
(3)
Available for sale.
(4)
Investment at market value as at December, accounted for under the equity method until September. We recognized an impairment charge on this investment as described on (Note 14).

Short-term debt	12 Months Ended
Dec. 31, 2012
Short-term debt
Short-term debt	16 Short-term debt There were no short-term borrowings outstanding on December 31, 2012.

Long-term debt	12 Months Ended
Dec. 31, 2012
Long-term debt
Long-term debt

17    Long-term debt

	Current liabilities		Non-current liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	601	496	3,380	2,693
Others	14	9	261	52
Fixed Rate Notes
US dollars	124	410	13,457	10,073
EUR	–	–	1,979	970
Accrued charges	324	221	–	–

	1,063	1,136	19,077	13,788

Brazilian debt
Brazilian Reais indexed to Brazilian Government long-term interest rate—TJLP/CDI and General Price Index-Market (IGP-M)	175	247	6,066	5,245
Basket of currencies	2	–	10	–
Non-convertible debentures	1,957	–	379	2,505
US dollars denominated	170	–	1,267	–
Accrued charges	101	112	–	–

	2,405	359	7,722	7,750

Total	3,468	1,495	26,799	21,538

          The long-term portion at December 31, 2012 was as follows:

2014	1,371
2015	1,204
2016	1,884
2017 and after	22,340

26,799

          At December 31, 2012 annual interest rates on long-term debt were as follows:

Up to 3%	5,443
3.1% to 5%(*)	5,691
5.1% to 7%(**)	12,393
7.1% to 9%(**)	4,921
9.1% to 11%(**)	1,338
Over 11%(**)	481

30,267

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.
(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and TJLP plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 8,227 of which US$ 7,890 has an original interest rate above 5.1% per year. The average cost of debts not denominated in U.S. Dollars after derivatives contracting is 3.16% per year in US dollars.

          Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of December 31, 2012				Balance
					December 31, 2012	December 31, 2011
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	1,973	2,167
Tranche "B"—Salobo	5	5	No date	6.5% p.a + IGP-DI	379	364

					2,352	2,531

Short-term portion					1,957
Long-term portion					379	2,505
Accrued charges					16	26

					2,352	2,531

          The indexation indices/rates applied to our debt were as follows:

	Year ended as of
	2012	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	5.7	6.0	6.0
IGP-M—General Price Index-Market	7.6	5.0	10.9
Appreciation (devaluation) of Real against US dollar	(8.6)	(10.8)	4.5

          In October 2012, Vale issued a R$2.5 billion (US$1.2 billion) export credit note to a Brazilian commercial bank that will mature in 2022. As of December 31, 2012, we had withdrawn the total amount of this facility.

          In September 2012, Vale entered into a R$3.9 billion financing agreement (US$1.9 billion) with Banco Nacional de Desenvolvimento Econômico Social ("BNDES") to finance the implementation of the CLN 150 Mtpy project, which will increase Vale's northern system railway estimated nominal capacity to approximately 150 million tons per year. As of December 31, 2012, we had drawn R$2.1 billion (US$1 billion) under this facility.

          In September 2012, Vale issued US$1.5 billion notes due 2042. The notes were sold at a price of 99.198% of the principal amount and will bear a coupon of 5.625% per year, payable semi-annually.

          In August 2012, Vale International entered into a bilateral Pre-export Financing Agreement with a commercial bank in an amount of US$ 150 maturing in five years from its disbursement date. As of December 31, 2012, Vale International had drawn down the total amount of this facility.

          On July 10, 2012 we issued €750 million, equivalent to US$919, euro-denominated notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at 99.608% of the principal amount.

          In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$1,250 notes due 2022 that were priced in March at 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas's US$1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were issued at of 98.804% of the principal amount.

          All the securities issued through our 100% finance subsidiary Vale Overseas Limited, are fully and unconditionally guaranteed by Vale.

Credit Lines and Revolving Credit Lines

		Credit line
						Amounts drawn at December 31,
	Contractual Currency			Available until	Total amount available
Financial Institution		Date of agreement				2012	2011	2010
Revolving Credit Lines
Revolving Credit Facility—Vale/Vale International/ Vale Canada	US$	April 2011		5 years	3,000	–	–	–
Credit Lines
Nippon Export and investment Insurance ("Nexi")	US$	May 2008*(a	)	5 years**	2,000	300	300	150
Japan Bank for International Cooperation ("JBIC")	US$	May 2008*(b	)	5 years**	3,000	–	–	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")	R$	April 2008*(c	)	5 years**	3,572	1,753	1,368	941
Loans
Export-Import Bank of China e Bank of China Limited	US$	September 2010(d	)	13 years	1,229	837	467	291
Export Development Canada ("EDC")	US$	October 2010(e	)	10 years	1,000	975	500	250
Korean Trade Insurance Corporation ("K-Sure")	US$	August 2011(f	)	12 years	528	409	161	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")
Vale Fertilizantes	R$	November 2009(g	)	9 years	20	20	18	18
PSI 4.50%	R$	June 2010(h	)	10 years	379	343	258	100
Vale Fertilizantes	R$	October 2010(i	)	8 years	121	110	109	91
PSI 5.50%	R$	March 2011(j	)	10 years	50	43	43	–
CLN 150	R$	September 2012(k	)	10 years	1,900	1,032	–	–
Vale Fertilizantes	R$	October 2012(l	)	6 years	44	44	–	–
PSI 2.50%	R$	December 2012(m	)	10 years	89	–	–	–
*
Memorandum of Understanding ("MOU") signature date
**
The availability for application of projects is 5 years.
(a)
Mining projects, logistics and energy generation. Vale through its subsidiary PT Vale Indonesia Tbk (PTVI) applied in the amount of US$ 300 million for the financing of the construction of the hydroelectric plant of Karebbe, Indonesia and withdrew totally.
(b)
Mining projects, logistics and energy generation.
(c)
Credit Lines to finance projects.
(d)
Acquisition of twelve large ore carriers from Chinese shipyards.
(e)
Financing investments in Canada and Canadian exports.
(f)
Acquisition of five large ore carriers and two capesize bulkers from two Korean shipyards. The maturity period is counted from each vessel delivery.
(g)
Gypsum storage in Uberaba plant.
(h)
Acquisition of domestic equipments.
(i)
Expansion of production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(j)
Acquisition of domestic equipments.
(k)
Capacitação Logística Norte 150 Project (CLN 150).
(l)
Supplemental resources to expand production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(m)
Acquisition of wagons by VLI Multimodal.

Guarantee

          On December 31, 2012, US$1,450 (US$648 in 2011) of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

          Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of December 31, 2012.

Stockholders' equity	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Stockholders' equity

18    Stockholders' equity

Stockholders

          Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders' meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds 12 preferred special golden shares which confer permanent veto rights over certain matters.

          Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders' meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

          In October 2012 we paid gross dividends and interest on own capital ("JCP"), the total gross amount of R$3,405 (US$1,670) and R$2,710 (US$1,330), respectively, equivalent to US$0.324136216 and US$0.258006563 per common and preferred share outstanding.

          In April 2012, we paid interest on capital in the total amount of US$3 billion, corresponding to US$0.588547644 per outstanding, common or preferred share.

          In November 2011, as part of the share buy-back program approved in June 2011, we concluded the acquisition of 39,536,080 common shares, at an average price of US$26.25 per share, and 81,451,900 preferred shares, at an average price of US$24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$3 billion.

Mandatorily convertible

          In June 2012, the notes series VALE and VALE.P-2012 were converted into American Depositary Shares ("ADS") and represent an aggregate of 15,839,592 common shares and 40,241,968 preferred class A shares respectively. The Conversion was made using 56,081,560 treasury stocks held by the Company. The difference between the conversion amount and the book value of the treasury stocks of US$(251) was accounted for in additional paid-in capital in the stockholder's equity.

          In May 2012, Vale paid additional remuneration to holders of those mandatorily convertible notes, in the amount of US$1.463648 and US$1.692869 per note, respectively.

Earnings per share

          Earnings per share amounts have been calculated as follows:

	Year ended as of December 31,
	2012	2011	2010
Net income from continuing operations	5,511	22,885	17,407

Discontinued operations, net of tax	–	–	(143)

Net income for the year	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)

Net income for the year adjusted	5,448	22,718	17,131

Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Income available to convertible notes linked to preferred	–	205	153
Income available to convertible notes linked to common	–	80	59

	5,448	22,718	17,131

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,933,491	1,984,030	2,035,783
Weighted average number of shares outstanding (thousands of shares)—common shares	3,172,179	3,197,063	3,210,023

Total	5,105,670	5,181,093	5,245,806

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	–	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	–	18,416	18,416

Total	–	65,701	65,701

Earnings per preferred share	1.07	4.33	3.23
Earnings per common share	1.07	4.33	3.23
Earnings per convertible note linked to preferred	–	6.39	4.76
Earnings per convertible note linked to common share	–	8.15	6.52

Pension plans	12 Months Ended
Dec. 31, 2012
Pension plans
Pension plans

19    Pension plans

          In Brazil, the management of the pension plans of the Company is the responsibility of the Fundação Vale do Rio Doce de Seguridade Social ("Valia") nonprofit private entity with administrative and financial autonomy.

          Certain of the Company's employees, participant in variable contribution defined benefit plan ("Plano de Benefício Vale Mais e Plano de Benefício VALIAPREV" or the "New Plan"), specific coverage for death pension and disability retirement and other defined contributions for programmable benefits. The defined benefit plan is subject to actuarial evaluations. The defined contribution plan represents a fixed amount held on behalf of the participant.

          The Company also maintains sponsorship of a pension plan with defined benefit characteristics, covering almost exclusively retirees and their beneficiaries, due to the migration of more than 98% of active employees for the Vale Mais Plan in May 2000. This plan was funded by monthly contributions made by the Company and participants, calculated based on periodic actuarial valuations.

          Certain former employees are entitled to payments over and above the normal Valia benefits from a Complementation Bonus plus a post-retirement benefit that covers medical, dental and pharmaceutical assistance.

          Vale Fertilizantes and its wholly owned subsidiaries pay eligible employees the FGTS penalty pursuant to an union agreement and provide certain health benefits for retired eligible employees.

          The Company also has defined benefit plans and other post-employment benefits administered by other foundations and social security entities benefiting all employees.

          Employers' disclosure about pensions and other post retirement benefits on the status of the defined benefit elements of all plans is provided.

          We use a measurement date December 31 for our pension and post retirement benefit plans.

Change in benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	4,611	4,562	1,694
Transfers	(1,500)	1,500	–
Service cost	–	115	35
Interest cost	310	408	102
Plan amendment	–	4	–
Assumptions changes	432	375	58
Effect of curtailment	–	–	(34)
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(119)	(26)
Effect of exchange rate changes	(272)	(83)	3
Actuarial loss	222	717	266

Benefit obligation at end of year	3,567	7,044	2,022

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601
Transfers	1,132	(1,132)	–
Service cost	18	79	32
Interest cost	517	272	102
Plan amendment	–	2	(23)
Assumptions changes	141	39	10
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(8)
Effect of exchange rate changes	(539)	(138)	(67)
Actuarial loss	64	162	129

Benefit obligation at end of year	4,611	4,562	1,694

b) Change in plan assets

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	6,277	3,662	1
Transfers	(1,612)	1,612	–
Actual return on plan assets	372	745	–
Employer contributions	–	222	76
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(109)	–
Effect of exchange rate changes	(390)	(93)	–

Fair value of plan assets at end of year	4,411	5,604	1

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13
Transfers	1,105	(1,105)	–
Actual return on plan assets	573	125	–
Employer contributions	65	512	82
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(11)
Effect of exchange rate changes	(706)	(126)	(1)

Fair value of plan assets at end of year	6,277	3,662	1

          A special contribution was made to the Vale Canada Limited defined underfunded benefit plans of US$342 during 2011 to secure adequate funding requirements for 2011-2013.

          Plan assets managed by Valia on December 31, 2012 and December 31, 2011 include investments in portfolio of our own stock of US$300 and US$340, investments in debentures of US$57 and US$63 and equity investments from related parties amounting to US$2 and US$84, respectively. They also include at December 31, 2012 and 31 December 2011, US$3,882 and US$3,552 of Brazilian Federal Government Securities. The Vale Canada Limited pension plan assets at December 31, 2012 and 2011 included Canadian Government securities amounted to US$483 and US$653, respectively. The Vale Fertilizantes and Ultrafértil pension plan assets at December 31, 2012 and December 31, 2011 include Brazilian Federal Government securities of US$191 and US$149, respectively.

c) Funded Status and Financial Position

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	844	–	–
Current liabilities	–	(116)	(89)
Non-current liabilities	–	(1,324)	(1,932)

Funded status	844	(1,440)	(2,021)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–
Current liabilities	–	(69)	(78)
Non-current liabilities	–	(831)	(1,615)

Funded status	1,666	(900)	(1,693)

d) Assumptions used (nominal terms)

          All calculations involve future actuarial projections for some parameters, such as salaries, interest, inflation, the behavior of INSS benefits, mortality, disability, etc. No actuarial results can be analyzed without prior knowledge of the scenario of assumptions used in the assessment.

          The economic actuarial assumptions adopted were formulated considering the long life of the plan and should therefore be examined in that light. So, in the short term, they may not necessarily be realized.

          For the evaluations the following economic assumptions were adopted:

Brazil
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	8.90% p.a.	9.04% p.a.	9.05% p.a.
Discount rate to determine net cost	8.90% p.a.	9.45% p.a.	9.40% p.a.
Expected return on plan assets	12.48% p.a.	12.55% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.

Brazil
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	10,78% p.a.	11,30% p.a.	11,30% p.a.
Discount rate to determine net cost	10,78% p.a.	11,30% p.a.	11,30% p.a.
Expected return on plan assets	14,25% p.a.	13,79% p.a.	N/A
Rate of compensation increase—up to 47 years	8,15% p.a.	8,15% p.a.	N/A
Rate of compensation increase—over 47 years	5,00% p.a.	5,00% p.a.	N/A
Inflation	5,00% p.a.	5,00% p.a.	5,00% p.a.
Health care cost trend rate	N/A	N/A	8,15% p.a.

Foreign
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	4.16% p.a.	4.20% p.a.
Discount rate to determine net cost	N/A	5.08% p.a.	4.20% p.a.
Expected return on plan assets	N/A	6.21% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.04% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.04% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.01% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a.

Foreign
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	5.08% p.a.	5.10% p.a.
Discount rate to determine net cost	N/A	5.43% p.a.	5.10% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.22% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.

e) Pension costs

	Year ended in December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	26	87	36
Interest cost on projected benefit obligation	424	296	102
Expected return on assets	(766)	(312)	–
Amortizations and (gain) / loss	–	47	(17)
Transfer	4	(4)	–

Net pension cost (credit)	(312)	114	121

	Year ended in December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net pension cost (credit)	(250)	117	99

	Year ended in December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net pension cost (credit)	(201)	117	110

f) Accumulated benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	3,567	6,935	2,022
Projected benefit obligation	3,567	7,044	2,022
Fair value of plan assets	(4,411)	(5,604)	(1)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694
Projected benefit obligation	4,611	4,562	1,694
Fair value of plan assets	(6,277)	(3,662)	(1)

g) Impact of 1% variation in assumed health care cost trend rate

	As of December 31,
	1% Increase		1% Decrease
	2012	2011	2012	2011
Accumulated postretirement benefit obligation (APBO)	360	258	(281)	(206)
Interest and service costs	31	22	(19)	(18)

h) Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(9)	–
Net actuarial (loss)/gain	(1,052)	(1,272)	193
Effect of exchange rate changes	13	(5)	–
Deferred income tax	353	346	(70)

Amounts recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292
Effect of exchange rate changes	(24)	3	–
Deferred income tax	70	249	(76)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

i) Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(9)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	(205)	(888)	292
Deferred income tax at beginning of year	70	249	(76)

Effect of initial recognition of cumulative comprehensive income (deficit)	(135)	(648)	216
Amortization of net prior service (cost)/credited	–	4	–
Amortization of net actuarial (loss)/gain	–	106	80
Total net actuarial (loss)/gain arising during year	(874)	(468)	(179)
Transfers	18	(18)	–
Effect of exchange rate changes	13	(4)	–
Deferred income tax	292	88	6

Total recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(14)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	242	(629)	334
Deferred income tax at beginning of year	(82)	201	(111)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223
Amortization of net transition (obligation)/asset	–	(5)	–
Amortization of net prior service (cost)/credited	–	5	–
Amortization of net actuarial (loss)/gain	–	19	2
Total net actuarial (loss)/gain arising during year	(423)	(290)	(48)
Effect of exchange rate changes	(24)	17	4
Deferred income tax	152	48	35

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

(a)
Net periodic pension cost.

j) Plan assets

Brazilian Plans

          The Investment Policy Statements of pension plans sponsored for Brazilian employees are based on a long term macroeconomic scenario and expected returns. An Investment Policy Statement was established for each obligation by following results of a strategic asset allocation study.

          Plan asset allocations comply with pension funds local regulation issued by CMN—Conselho Monetário Nacional (Resolução CMN 3792/09). We are allowed to invest in six different asset classes, defined as Segments by the law, as follows: Fixed Income, Equity, Structured Investments (Alternative Investments and Infra-Structure Projects), International Investments, Real Estate and Loans to Participants.

          The Investment Policy Statements are approved by the Board, the Executive Directors and two Investments Committees. The internal and external portfolio managers are allowed to exercise investment discretion under the limitations imposed by the Board and the Investment Committees.

          The pension fund has a risk management process with established policies that intend to identify measure and control all kind of risks faced by our plans, such as: market, liquidity, credit, operational, systemic and legal.

Foreign plans

          The strategy for each of the pension plans sponsored by Vale Canada is based upon a combination of local practices and the specific characteristics of the pension plans in each country, including the structure of the liabilities, the risk versus reward trade-off between different asset classes and the liquidity required to meet benefit payments.

Overfunded pension plans

Brazilian Plans

          The Defined Benefit Plan (the "Old Plan") has the most part of its assets allocated in fixed income, mainly in Brazilian government bonds (such as TIPS) and corporate long term inflation linked corporate bonds with the objective of reducing the asset-liability volatility. The target is 55% of the total assets. This LDI (Liability Driven Investments) strategy, when considered together with the Loans to Participants segment, aims to hedge the plan's liabilities against inflation risk and volatility. The target allocation for each investment segment or asset class in the following:

	December 31, 2012	December 31, 2011
Fixed income	56%	57%
Equity	25%	24%
Structured investments	6%	6%
International investments	1%	1%
Real estate	8%	8%
Loans to participants	4%	4%

          The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk.

          The Vale Mais Plan (the "New Plan") has obligations with both characteristics of defined benefit and variable contribution, as mentioned. The most part of its investments is in fixed income. It also implemented a LDI (Liability Driven Investments) strategy to reduce asset-liability volatility of the defined benefits plan's component by using inflation linked bonds (like TIPS). The target allocation for this strategy is 55% of total assets of this sub-plan. The target allocation for each investment segment or asset class in the following:

	December 31, 2012	December 31, 2011
Fixed income	55%	56%
Equity	24%	24%
Structured investments	4%	3.5%
International investments	1%	0.5%
Real estate	7%	6%
Loans to participants	10%	10%

          The Defined Contribution Vale Mais component offers four options of asset classes mix that can be chosen by participants. The options are: Fixed Income—100%; 80% Fixed Income and 20% Equities, 65% Fixed Income and 35% Equities and 60% Fixed Income and 40% Equities. Loan to participants is included in the fixed income options. Equities management is done through investment fund that targets Ibovespa index.

          The Investment Policy has the objective of achieving the adequate diversification, current income and long term capital growth through the combination of all asset classes described above to fulfill its obligations with the adequate level of risk.

—Fair value measurements by category—Overfunded Plans

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Accounts Receivable	5	–	–	5
Equity securities—liquid	1,128	1	–	1,129
Debt securities—Corporate bonds	–	272	–	272
Debt securities—Government bonds	1,976	–	–	1,976
Investment funds—Fixed Income	1,678	–	–	1,678
Investment funds—Equity	252	–	–	252
International investments	14	–	–	14
Structured investments—Private Equity funds	–	–	192	192
Structured investments—Real estate funds	–	–	8	8
Real estate	–	–	458	458
Loans to Participants	–	–	195	195

Total	5,053	273	853	6,179

Funds not related to risk plans				(1,768)

Fair value of plan assets at end of year				4,411

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	2	–	–	2
Accounts Receivable	15	–	–	15
Equity securities—liquid	1,425	83	–	1,508
Debt securities—Corporate bonds	–	560	–	560
Debt securities—Government bonds	2,134	–	–	2,134
Investment funds—Fixed Income	2,292	–	–	2,292
Investment funds—Equity	539	–	–	539
International investments	13	–	–	13
Structured investments—Private Equity funds	–	–	194	194
Structured investments—Real estate funds	–	–	21	21
Real estate	–	–	482	482
Loans to Participants	–	–	345	345

Total	6,420	643	1,042	8,105

Funds not related to risk plans				(1,828)

Fair value of plan assets at end of year				6,277

—Fair value measurements using significant unobservable inputs—Level 3 (Overfunded)

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	194	21	482	345	1,042

Actual return on plan assets	13	(8)	120	26	151
Assets sold during the year	(19)	–	(31)	(84)	(134)
Assets purchases, sales and settlements	75	–	27	93	195
Cumulative translation adjustment	(15)	(1)	(38)	(17)	(71)
Transfers in and/or out of Level 3	(56)	(4)	(102)	(168)	(330)

End of the year	192	8	458	195	853

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617

Actual return on plan assets	(8)	–	79	49	120
Assets sold during the year	(1)	–	(22)	(117)	(140)
Assets purchases, sales and settlements	37	–	135	116	288
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)
Transfers in and/or out of Level 3	54	4	37	151	246

End of the year	194	21	482	345	1,042

          The target return for private equity assets in 2013 is 11% p.a. for the Old Plan and 11% p.a. for the New Plan. The target allocation is 6% for the Old Plan and 3.5% for the New Plan, ranging between 2% and 10% for the Old Plan and ranging between 1% and 10% for the New Plan. These investments have a longer investment horizon and low liquidity that aim to profit from economic growth, especially in the infrastructure sector of the Brazilian economy. The fair value of usually non-liquid assets' is closed to acquisition cost or book value. Some private equity funds, alternatively, apply the following methodologies: discounted cash flows analysis or analysis based on multiples.

          The target return for loans to participants in 2013 is 12% p.a. The fair value pricing of these assets includes provisions for non-paid loans, according to the local pension fund regulation.

          The target return for real estate assets in 2013 is 12% p.a. Fair value for these assets is closed to book value. The pension fund hires companies specialized in real estate valuation that do not act in the market as brokers. All valuation techniques follow the local regulation.

Underfunded pension plans

Brazilian Obligation

          The obligation has an exclusive allocation in fixed income. A LDI (Liability Driven Investments) was also used strategy for this plan. Most of the resources were invested in long term Brazilian government bonds (similar to TIPS) and inflation linked corporate bonds with the objective of minimizing asset-liability volatility and reduce inflation risk.

          The Investment Policy Statement has the objective of achieving the adequate diversification, current income and long term capital growth to fulfill its obligations with the adequate level of risk. This obligation had an average nominal return of 17% p.y. in local currency in the last 7 years.

Foreign plans

          All pension plans except PT Vale Indonesia TBK, have resulted in a target asset allocation of 60% in equity investments and 40% in fixed income investments, with all securities being traded in the public markets. Fixed income investments are in domestic bonds for each plan's market and involve a mixture of government and corporate bonds. Equity investments are primarily global in nature and involve a mixture of large, mid and small capitalization companies with a modest explicit investment in domestic equities for each plan. The Canadian plans also use a currency hedging strategy (each developed currency's exposure is 50% hedged) due to the large exposure to foreign securities. For PT Vale Indonesia TBK, the target allocation is 20% equity investment and the remainder in fixed income, with the vast majority of these investments being made within the domestic market.

—Fair value measurements by category—Underfunded Pension Plans

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	55	34	–	89
Accounts Receivable	4	–	–	4
Equity securities—liquid	1,566	19	–	1,585
Debt securities—Corporate bonds	–	511	–	511
Debt securities—Government bonds	509	484	–	993
Investment funds—Fixed Income	1,592	426	–	2,018
Investment funds—Equity	510	412	–	922
International investments	4	–	–	4
Structured investments—Private Equity funds	–	–	43	43
Real estate	–	–	138	138
Loans to Participants	–	–	207	207

Total	4,240	1,886	388	6,514

Funds not related to risk plans				(910)

Fair value of plan assets at end of year				5,604

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	17	24	–	41
Accounts Receivable	11	–	–	11
Equity securities—liquid	1,231	1	–	1,232
Debt securities—Corporate bonds	–	259	–	259
Debt securities—Government bonds	33	627	–	660
Investment funds—Fixed Income	439	568	–	1,007
Investment funds—Equity	74	376	–	450
International investments	–	2	–	2

Total	1,805	1,857	–	3,662

Funds not related to risk plans				–

Fair value of plan assets at end of year				3,662

—Fair value measurements using significant unobservable inputs—Level 3 (Underfunded)

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	–	–	–	–	–

Actual return on plan assets	1	–	35	27	63
Assets sold during the year	(6)	(1)	(3)	(71)	(81)
Assets purchases, sales and settlements	34	–	12	106	152
Cumulative translation adjustment	(3)	–	12	(16)	(7)
Transfers in and/or out of Level 3	17	1	82	161	261

End of the year	43	–	138	207	388

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204

Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)

End of the year	–	–	–	–	–

Underfunded other benefits

—Fair value measurements by category—Other Benefits

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

k)
Cash flows contributions

          Employer contributions expected for 2013 are US$407.

l)
Estimated future benefit payments

          The benefit payments, which reflect future service, are expected to be disbursed as follows:

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2013	226	565	95
2014	223	457	96
2015	219	464	99
2016	215	472	100
2017	211	479	101
2018 and thereafter	981	2,398	490
m)
Summary of participant data

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	14	76,511	11,727
Average age—years	52	36	40
Average service—years	28	7	7
Terminated vested participants
Number	–	6,519	–
Average age—years	–	47	–
Retirees and beneficiaries
Number	16,740	19,245	31,737
Average age—years	67	70	68

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729
Average age—years	50	36	36
Average service—years	27	7	8
Terminated vested participants
Number	–	5,815	–
Average age—years	–	39	–
Retirees and beneficiaries
Number	18,380	18,189	32,663
Average age—years	66	71	64

Long-term incentive compensation plan	12 Months Ended
Dec. 31, 2012
Long-term incentive compensation plan
Long-term incentive compensation plan

20    Long-term incentive compensation plan

          Under the terms of the long-term incentive compensation plan, the participants, restricted to certain executives, may elect to allocate part of their annual bonus to the plan. The allocation is applied to purchase preferred shares of Vale, through a predefined financial institution, at market conditions and with no benefit provided by Vale.

          The shares purchased by each executive are unrestricted and may, at the participant's discretion, be sold at any time. However if, the shares are held for a three-year period and the executive is continually employed by Vale during that period, the participant then becomes entitled to receive from Vale a cash payment equivalent to the total amount of shares held, based on the market rates. The total shares linked to the plan at December 31, 2012 and December 31, 2011, are 4,426,046 and 3,012,538, respectively.

          Additionally, as a long-term incentive certain eligible executives have the opportunity to receive at the end of the triennial cycle, a certain number of shares at market rates, based on an evaluation of their career and performance factors measured as an indicator of total return to stockholders.

          We account for the compensation cost provided to our executives under this long-term incentive compensation plan, following the requirements for Accounting for Stock-Based Compensation. Liabilities are measured at each reporting date at fair value, based on market rates. Compensation costs incurred are recognized, over the defined three-year vesting period. At December 31, 2012, December 31, 2011 and December 31, 2010 we recognized a liability of US$87, US$109 and US$120, respectively.

Commitments and Litigation provisions	12 Months Ended
Dec. 31, 2012
Commitments and Litigation provisions
Commitments and Litigation provisions

21    Commitments and Litigation provisions

a)
Nickel project—New Caledonia

          In regards to the construction and installation of our nickel plant in New Caledonia, we have provided guarantees in respect of our financing arrangements which are outlined below.

          In connection with the Girardin Act tax—advantaged lease financing arrangement sponsored by the French government, we provided guarantees to BNP Paribas for the benefit of the tax investors regarding certain payments due from Vale Nowvelle-Calédonie SAS ("VNC"), associated with the Girardin Act lease financing. Consistent with our commitments, the assets are substantially complete as of December 31, 2012. We also committed that assets associated with the Girardin Act lease financing would operate for a five year period from then on and meet specified production criteria which remain consistent with our current plans, accordingly. We believe the likelihood of the guarantee being called upon is remote.

          In October 2012, we entered into an agreement with Nickel Netherland B.V. ("Sumic"), a stockholder in VNC, whereby Sumic agreed to a dilution in their interest in VNC from 21% to 14.5%. Sumic originally had a put option to sell to us the shares they own of VNC if the defined cost of the initial nickel project, as measured by funding provided to VNC, in natural currencies and converted to U.S. dollars at specified rates of exchange, exceeded US$4.6 billion and an agreement could not be reached on how to proceed with the project. On May 27, 2010 the threshold was reached and the put option discussion and decision period was extended to July 31, 2012. As a result of the October 2012 agreement, the trigger on the put option has been changed from a cost threshold to a production threshold. The possibility to exercise the put option has been deferred to the first quarter of 2015.

          In addition, in the course of our operations we have provided letters of credit and guarantees in the amount of US$820 million that are associated with items such as environment reclamation, asset retirement obligation commitments, insurance, electricity commitments, post-retirement benefits, community service commitments and import and export duties.

          In the course of our operations, we are subject to routine claims and litigation incidental to our business and various environmental proceedings. With respect to the environmental proceedings currently pending or threatened against us, they include (i) claims for personal injuries, (ii) enforcement actions and (iii) alleged violations of, including exceeding regulatory limits relating to discharges under, certain environmental or similar laws and regulations applicable to our operations. We believe that the ultimate resolution of such proceedings, claims, and litigation will not significantly impair our operations or have material adverse effect on our financial position or results of operations.

b)
Provision for litigation

          We and our subsidiaries are defendants in numerous legal actions in the normal course of business. Based on the advice of our legal counsel, management believes that the amounts recognized are sufficient to cover probable losses in connection with such actions.

          The provision for litigation and the related judicial deposits is as follows:

	December 31, 2012		December 31, 2011
	Provision for litigation	Judicial deposits	Provision for litigation	Judicial deposits
Labor and social security claims	748	903	751	895
Civil claims	287	172	248	151
Tax—related actions	996	435	654	413
Others	34	5	33	5

	2,065	1,515	1,686	1,464

          Labor and social security related actions principally comprise claims by Brazilian current and former employees for (i) payment of time spent travelling from their residences to the work-place, (ii) additional health and safety related payments and (iii) various other matters, often in connection with disputes about the amount of indemnities paid upon dismissal and the one-third extra holiday pay.

          Civil actions principally relate to claims made against us by contractors in Brazil in connection with losses alleged to have been incurred by them as a result of various past Government economic plans, during which full inflation indexation of contracts was not permitted, as well as for accidents and land appropriation disputes.

          Tax related actions principally comprise challenges initiated by us, on certain taxes on revenues and uncertain tax positions. We continue to vigorously pursue our interests in all these actions but recognize that we probably will incur some losses in the final instance, for which we have made provisions.

          On September 2012, we has considered as probable the loss related to the deductibility of transportation expenditures in the amount upon which the Compensação Financeira pela Exploração—CFEM is calculated, increasing the provision of US$542 (R$ 1.1 billion). During the fourth quarter we paid US$147. At December 31, 2012 the total liability in relation to CFEM was US$519.

          Judicial deposits are made by us following court requirements in order to be entitled to either initiate or continue a legal action. These amounts are released to us upon receipt of a final favorable outcome from the legal action, and in the case of an unfavorable outcome, the deposits are transferred to the prevailing part.

          Contingencies settled during the year ended December 31, 2012 and December 31, 2011 totaled US$182 and US$331, respectively. Provisions net recognized in the year ended December 31, 2012 and December 31, 2011 totaled US$694 and US$284, respectively, classified as other operating expenses.

          In addition to the contingencies for which we have made provisions, we are defendants in claims where in our opinion, and based on the advice of our legal counsel, the likelihood of loss is reasonably possible but not probable, in the total amount of US$21,016 at December 31, 2012, and for which no provision has been made (December 31, 2011—US$22,449). The main categories of claims are as follows:

	December 31, 2012	December 31, 2011
Labor and social security claims	1,728	1,922
Civil claims	1,124	1,484
Tax—related actions	16,492	17,967
Others	1,672	1,076

	21,016	22,449

          The largest individual claim classified as reasonably possible tax contingencies refers to tax assessments against us regarding the payment of Income Tax and Social Contribution calculated based on the equity method in foreign subsidiaries.

          The Brazilian federal tax authority (Receita Federal do Brasil) contends that we should pay those taxes and contributions on the net income of our non-Brazilian subsidiaries and affiliates. The position of the tax authority is based on Article 74 of Brazilian Provisional Measure 2,158-35/2001, a tax regulation issued in 2001 by Brazil's President, and on implementing regulations adopted by the tax authority under Article 74. The tax authority has issued five tax assessments (autos de infração) against us for payment of US$5,933 at December 31, 2012 (US$ 6,644 at December 31 2011) in taxes in accordance with Article 74 for the tax years 1996 through 2008, plus interest and penalties of US$9,277 at December 31, 2012 (US$ 9,781 at December 31, 2011) through December 31, 2012, amounting to a total of US$ 15,210 (US$ 16,425 at December 31, 2011). The decline in the value from December 31, 2011, was caused by the cancelation by the tax authority of the claim related to the exchange variation over the foreign subsidiaries, in amount of US$ 815.

c)
Participative Stockholders' Debentures

          At the time of our privatization in 1997, the Company issued debentures to its then-existing stockholders, including the Brazilian Government. The terms of these debentures were set to ensure that the pre-privatization stockholders, including the Brazilian Government, would participate in possible future financial benefits that could be obtained from exploiting certain mineral resources.

          A total of 388,559,056 Debentures were issued at a par value of R$ 0.01 (one cent), whose value will be restated in accordance with the variation in the General Market Price Index ("IGP-M"), as set forth in the Issue Deed. As at December 31, 2012 the total amount of these debentures was US$1,653 (US$ 1,336 in December 31, 2011).

          The debenture holders have the right to receive premiums, paid semiannually, equivalent to a percentage of net revenues from specific mine resources as set forth in the indenture.

          In October 2012 we paid second semester remuneration in the amount of US$4. In April 2012 we paid first semester remuneration on these debentures in the amount of US$6.

d)    Description of Leasing Arrangements

          Vale has operating lease agreements with its joint ventures Nibrasco, Itabrasco, and Kobrasco, in which Vale leases its pelletizing plants. These operating lease agreements have duration between 3 and 10 years, renewable.

          In July 2012 the Company entered into an operating lease agreement with its joint venture Hispanobrás. The contract has duration of 3 years, renewable.

          The following table presents of the annual future minimum lease payments required under the four pellet plants (Hispanobrás, Nibrasco, and Itabrasco Kobrasco), that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012:

2013	74
2014	78
2015	76
2016	74
2017 thereafter	51

Total minimum payments required	353

          The total expenses of these operating leases for the year ended December 31, 2012, 2011 and 2010 were US$205, US$349 and US$365, respectively.

          Part of our railroad operation includes leased facilities. The 30-year lease is renewable for a further 30 years and expires in August 2026, and is classified as an operating lease. At the end of the lease term, we are required to return the concession and the leased assets. In most cases, management expects that in the normal course of business, leases will be renewed.

          The following table presents of the annual future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as December 31, 2012.

2013	85
2014	85
2015	85
2016	85
2017 thereafter	845

Total minimum payments required	1,185

          The total expenses of these operating leases for the year ended December 31, 2012, 2011 and 2010 were US$89, US$87 and US$ 90, respectively.

e)    Guarantee issued to affiliates

          The Associate Norte Energia acquired in 2012 a credit line from BNDES, Caixa Economica Federal and Banco BTG Pactual in order to finance his investments in energy in the totaling up to R$22.5 billion (US$11.01 billion). About this facility, Vale, like other stockholders, is committed to providing a corporate guarantee on the amount withdrawn, limited to his participation of 9% in the entity. In addition to this guarantee, the Company also offered all shares in Norte Energia in pledge to financial institutions, limited to R$4.1 billion (US$2.0 billion).

          At December 31, 2012 Vale guaranteed on the value drawn the amount of R$282 (US$126).

          On January 2, 2013 (Subsequent Events) Norte Energia withdrawn of another installment of your loan, increasing the amount guaranteed by Vale for R$188 (US$92) to R$470 (US$218).

f)    Asset retirement obligations

          We use various judgments and assumptions when measuring our asset retirement obligations.

          Changes in circumstances, law or technology may affect our cash flow estimates and we periodically review the amounts accrued and adjust them as necessary. Our accruals do not reflect unasserted claims because we are currently not aware of any such issues. Also the amounts provided are not reduced by any potential recoveries under cost sharing, insurance or indemnification arrangements because such recoveries are considered uncertain.

          The changes in the provisions for asset retirement obligations are as follows:

	Year ended as of December 31,
	2012	2011	2010
Beginning of year	1,770	1,368	1,116
Accretion expense	167	125	113
Liabilities settled in the current year	(25)	(57)	(45)
Revisions in estimated cash flows	560	420	125
Cumulative translation adjustment	(69)	(86)	59

End of year	2,403	1,770	1,368

Current liabilities	70	73	75
Non-current liabilities	2,333	1,697	1,293

Total	2,403	1,770	1,368

Other expenses	12 Months Ended
Dec. 31, 2012
Other expenses
Other expenses

22    Other expenses

	Year ended as of December 31,
	2012	2011	2010
Litigation(*)	694	284	141
Provision for loss assets	366	278	108
Fundação Vale do Rio Doce—FVRD	37	123	55
Damage cost	65	98	–
Pre operating, stoppage and start up	1,592	1,293	1,117
Others	894	734	784

	3,648	2,810	2,205

(*)
See note 21 (b)

Fair value disclosure of financial assets and liabilities	12 Months Ended
Dec. 31, 2012
Fair value disclosure of financial assets and liabilities
Fair value disclosure of financial assets and liabilities

23    Fair value disclosure of financial assets and liabilities

          The Financial Accounting Standards Board, through Accounting Standards Codification and Accounting Standards Updates, defines fair value and sets out a framework for measuring fair value, including valuation concepts and practices and requires certain disclosures about fair value measurements.

a)    Measurements

          The standards define fair value as the price that would be received for an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants on the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and or the inherent risks in the inputs to the valuation technique.

          These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Under this standard, those inputs used to measure the fair value are required to be classified on three levels. Based on the characteristics of the inputs used in valuation techniques the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed as follows:

  Level 1—Unadjusted quoted prices on an active, liquid and visible market for identical assets or liabilities that are accessible at the measurement date;

  Level 2—Quoted prices for identical or similar assets or liabilities on active markets, inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability;

  Level 3—Assets and liabilities, for which quoted prices do not exist, or those prices or valuation techniques are supported by little or no market activity, unobservable or illiquid. At this point, fair market valuation becomes highly subjective.

b)    Measurements on a recurring basis

          The description of the Company's valuation methodologies used for assets and liabilities measured at fair value are summarized below:

    •
    Available-for-sale securities

          They are securities that are not classified either as held-for-trading or as held-to-maturity for strategic reasons and have readily available market prices. We evaluate the carrying value of some of our investments in relation to publicly quoted market prices when available. When there is no market value, we use inputs other than quoted prices.

    •
    Derivatives

          The market approach is used to estimate the fair value of the swaps discounting their cash flows using the interest rate of the currency they are denominated in. It is also used for the commodities contracts, since the fair value is computed by using forward curves for each commodity.

    •
    Stockholders' debentures

          The fair value is measured by the market approach method, and the reference price is available on the secondary market.

          The tables below presents the balances of assets and liabilities measured at fair value on a recurring basis as follows:

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(804)	(804)	–	(804)
Stockholders' debentures	(1,653)	(1,653)	–	(1,653)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(81)	(81)	–	(81)
Stockholders' debentures	(1,336)	(1,336)	–	(1,336)

c)    Measurements on a non-recurring basis

          The Company also has assets under certain conditions that are subject to measurement at fair value on a non-recurring basis. These assets include goodwill and assets acquired and liabilities assumed in business combinations. During the year ended at December 31, 2012, we have not recognized any impairment for those items. However, we did recognized impairment of our investee Norsk Hydro based on fair value. (Note14).

d)    Financial Instruments

Long-term debt

          The valuation method used to estimate the fair value of our debt is the market approach for the contracts that are quoted on the secondary market, such as bonds and debentures. The fair value of both fixed and floating rate debt is determined by discounting future cash flows of Libor and Vale's bonds curves (income approach).

Time deposits

          The method used is the income approach, through the prices available on the active market. The fair value is close to the carrying amount due to the short-term maturities of the instruments.

          Our long-term debt is reported at amortized cost, and the income of time deposits is accrued monthly according to the contract rate. The estimated fair value measurement is disclosed as follows:

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(29,842)	(32,724)	(25,817)	(6,907)
Perpetual Notes(b)	(72)	(72)	–	(72)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes(b)	(80)	(80)	–	(80)
(a)
Less accrued charges of US$ 425 and US$ 333 as of December 31, 2012 and December 31, 2011, respectively.
(b)
Classified on "LT Loans and related parties" (Non-current liabilities).

Segment and geographical information	12 Months Ended
Dec. 31, 2012
Segment and geographical information
Segment and geographical information

Expressed in millions of United States dollars, unless otherwise stated

24    Segment and geographical information

          The information presented to the Executive Board with the respective performance of each segment are usually derived from the accounting records maintained in accordance with the best accounting practices, with some reallocation between segments.

          Consolidated net income and principal assets are reconciled as follows:

Results by segment

	Year ended as of December 31,
	2012						2011						2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217
Cost and expenses	(17,542)	(6,135)	(3,036)	(1,591)	(838)	(29,142)	(16,422)	(6,350)	(2,753)	(1,467)	(958)	(27,950)	(13,325)	(5,916)	(1,669)	(1,120)	(354)	(22,384)
Research and development	(732)	(395)	(109)	(12)	(230)	(1,478)	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)
Depreciation, depletion and amortization	(2,007)	(1,647)	(463)	(238)	(41)	(4,396)	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)
Gain (Loss) on sale of assets	(377)	–	(114)	–	–	(491)	–	1,513	–	–	–	1,513	–	–	–	–	–	–
Impairment on assets	(1,029)	(2,848)	–	–	(146)	(4,023)	–	–	–	–	–	–	–	–	–	–	–	–

Operating income	13,975	(3,892)	55	(197)	(718)	9,223	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695
Financial Result	(3,902)	195	(48)	(60)	14	(3,801)	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)
Foreign exchange and monetary gains (losses), net
Discontinued operations, net of tax	–	–	–	–	–	–	–	–	–	–	–	–	–	(143)	–	–	–	(143)
Impairment on investments	–	(975)	–	–	(666)	(1,641)	–	–	–	–	–	–	–	–	–	–	–	–
Equity in results of affiliates and joint ventures and others investments	765	(19)	–	112	(218)	640	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987
Income taxes	(389)	69	1,203	(18)	(32)	833	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)
Noncontrolling interests	65	207	(54)	–	39	257	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)

Net income attributable to the Company's stockholders	10,514	(4,415)	1,156	(163)	(1,581)	5,511	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264

Sales classified by geographic destination:
Foreign market
America, other than United States	715	996	60	36	16	1,823	1,181	1,380	44	–	21	2,626	823	1,170	32	12	4	2,041
United States	108	1,137	53	–	36	1,334	98	1,571	1	–	2	1,672	77	740	–	–	15	832
Europe	5,834	2,194	148	–	23	8,199	8,815	2,456	153	–	62	11,486	6,833	2,067	4	–	44	8,948
Middle East/Africa/Oceania	1,550	96	7	–	–	1,653	1,767	150	1	–	1	1,919	1,569	217	11	–	–	1,797
Japan	4,202	722	–	–	7	4,931	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240
China	16,743	895	–	–	–	17,638	20,086	1,235	–	–	99	21,420	16,088	923	–	–	24	17,035
Asia, other than Japan and China	2,947	1,009	91	–	2	4,049	3,640	1,394	35	–	1	5,070	2,712	1,445	8	–	9	4,174
Brazil	3,563	84	3,418	1,608	453	9,126	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150

	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217

Notes to the Consolidated Financial Statements (Continued)
Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2012
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and Development	Pre Operating and Idle Capacity	Operating profit	Depreciation, depletion and amortization	Impairment on assets	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	27,202	(271)	26,931	(12,519)	(617)	–	13,795	(1,529)	–	12,266	35,849	7,691	92
Pellets	6,776	(216)	6,560	(2,387)	–	(321)	3,852	(235)	–	3,617	1,997	383	1,219
Manganese	592	(49)	543	(353)	–	–	190	(45)	–	145	299	177	–
Coal	1,092	–	1,092	(1,398)	(115)	(28)	(449)	(198)	(1,029)	(1,676)	3,496	1,082	281

	35,662	(536)	35,126	(16,657)	(732)	(349)	17,388	(2,007)	(1,029)	14,352	41,641	9,333	1,592
Base Metals
Nickel and other products(a)	5,975	–	5,975	(4,107)	(299)	(1,029)	540	(1,508)	(2,848)	(3,816)	28,060	2,792	31
Copper(b)	1,158	(2)	1,156	(876)	(96)	(121)	63	(139)	–	(76)	4,539	819	252
Aluminum products	–	–	–	–	–	–	–	–	–	–	–	–	2,369

	7,133	(2)	7,131	(4,983)	(395)	(1,150)	603	(1,647)	(2,848)	(3,892)	32,599	3,611	2,652
Fertilizers
Potash	308	(18)	290	(171)	(73)	–	46	(23)	–	23	2,228	1,333	–
Phosphates	2,583	(76)	2,507	(1,947)	(36)	(93)	431	(331)	–	100	7,539	293	–
Nitrogen	801	(102)	699	(618)	–	–	81	(109)	–	(28)	–	40	–
Others fertilizers products	85	(11)	74	–	–	–	74	–	–	74	331	12	–

	3,777	(207)	3,570	(2,736)	(109)	(93)	632	(463)	–	169	10,098	1,678	–
Logistics
Railroads	1,135	(199)	936	(1,012)	(12)	–	(88)	(182)	–	(270)	1,543	455	586
Ports	509	(58)	451	(322)	–	–	129	(56)	–	73	600	94	94
Ships	–	–	–	–	–	–	–	–	–	–	2,353	213	–

	1,644	(257)	1,387	(1,334)	(12)	–	41	(238)	–	(197)	4,496	762	680
Others	537	(57)	480	(781)	(230)	–	(531)	(41)	(146)	(718)	1,910	393	1,568
Loss on sale of assets	–	–	–	(491)	–	–	(491)	–	–	(491)	–	–	–

	48,753	(1,059)	47,694	(26,982)	(1,478)	(1,592)	17,642	(4,396)	(4,023)	9,223	90,744	15,777	6,492

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Notes to the Consolidated Financial Statements (Continued)
Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operating and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	36,910	(494)	36,416	(10,471)	(497)	–	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,204	(266)	7,938	(3,209)	–	(106)	4,623	(196)	4,427	2,074	624	997
Manganese and ferroalloys	732	(56)	676	(594)	–	–	82	(69)	13	333	177	–
Coal	1,058	–	1,058	(1,125)	(152)	(101)	(320)	(164)	(484)	4,081	1,141	239

	46,904	(816)	46,088	(15,399)	(649)	(207)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products(a)	8,118	–	8,118	(4,328)	(254)	(976)	2,560	(1,487)	1,073	29,097	2,637	11
Copper(b)	1,126	(23)	1,103	(702)	(159)	(12)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	–	–	74	(1)	73	–	16	3,371

	9,627	(28)	9,599	(5,334)	(413)	(988)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(239)	(50)	(26)	(42)	(45)	(87)	2,137	532	–
Phosphates	2,395	(95)	2,300	(1,634)	(54)	(72)	540	(297)	243	6,430	316	–
Nitrogen	782	(103)	679	(557)	–	–	122	(116)	6	896	180	–
Others fertilizers products	83	(13)	70	–	–	–	70	–	70	364	–	–

	3,547	(225)	3,322	(2,430)	(104)	(98)	690	(458)	232	9,827	1,028	–
Logistics
Railroads	1,265	(222)	1,043	(882)	(121)	–	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	–	–	98	(50)	48	576	347	–
Ships	–	–	–	–	–	–	–	–	–	2,485	308	114

	1,726	(270)	1,456	(1,197)	(121)	–	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(898)	(387)	–	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	–	–	–	1,513	–	–	1,513	–	1,513	–	–	–

	62,345	(1,399)	60,946	(23,745)	(1,674)	(1,293)	34,234	(4,122)	30,112	88,895	16,075	8,093

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Notes to the Consolidated Financial Statements (Continued)
Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operation and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	28,120	(366)	27,754	(8,856)	(226)	(18)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,510)	–	(5)	3,621	(110)	3,511	1,445	353	1,058
Manganese and ferroalloys	922	(69)	853	(442)	–	–	411	(36)	375	316	28	–
Coal	770	–	770	(684)	(63)	(109)	(86)	(83)	(169)	3,020	499	223

	36,214	(701)	35,513	(12,492)	(289)	(132)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products(a)	4,712	–	4,712	(2,297)	(171)	(934)	1,310	(1,145)	165	28,623	1,880	23
Copper(b)	934	(29)	905	(475)	(95)	(51)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,098)	(11)	–	413	(127)	286	395	342	152

	8,200	(61)	8,139	(4,870)	(277)	(985)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(213)	(56)	–	–	(29)	(29)	474	355	–
Phosphates	1,211	(47)	1,164	(1,054)	(16)	–	94	(121)	(27)	7,560	438	–
Nitrogen	337	(43)	294	(285)	–	–	9	(50)	(41)	809	47	–
Others fertilizers products	17	(5)	12	(11)	–	–	1	–	1	146	3	–

	1,845	(106)	1,739	(1,563)	(72)	–	104	(200)	(96)	8,989	843	–
Logistics
Railroads	1,107	(183)	924	(641)	(75)	–	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	–	–	70	(23)	47	297	36	–
Ships	5	–	5	(13)	–	–	(8)	–	(8)	747	747	135

	1,465	(230)	1,235	(890)	(75)	–	270	(146)	124	2,322	943	646
Others	493	(90)	403	(264)	(165)	–	(26)	(19)	(45)	3,995	2,672	2,198

	48,217	(1,188)	47,029	(20,079)	(878)	(1,117)	24,955	(3,260)	21,695	83,096	12,647	4,497

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

25    Related party transactions

          Balances from transactions with major related parties are as follows:

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	2	10	177	162
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	2	175	1	13
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	33	–	5
Baovale Mineração S.A.	14	28	8	20
Minas da Serra Geral S.A. ("MSG")	–	8	–	9
MRS Logística S.A.	44	45	50	20
Norsk Hydro ASA	405	72	489	80
Samarco Mineração S.A.	213	–	47	–
Mitsui & CO, LTD	22	46	–	37
Others	224	8	107	49

	926	425	879	395

Current	518	353	370	304
Long-term	408	72	509	91

Total	926	425	879	395

          These balances are included in the following balance sheet classifications:

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	134	–	288	–
Loans and advances to related parties	384	–	82	–
Non-current assets
Loans and advances to related parties	408	–	509	–
Current liabilities
Suppliers	–	146	–	280
Loans from related parties	–	207	–	24
Non-current liabilities
Long-term debt	–	72	–	91

	926	425	879	395

          Income and expenses from the principal transactions and financial operations carried out with major related parties are as follows:

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	–	80	–	151	–	149
Samarco Mineração S.A.	371	–	511	–	448	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	–	32	–	150	–	50
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	266	265	729	521	462	513
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	70	–	98	–	117
Mineração Rio Norte S.A.	–	–	–	–	–	156
MRS Logística S.A.	14	702	16	759	16	561
Others	142	101	103	53	17	18

	793	1,250	1,359	1,732	943	1,564

          These amounts are included in the following statement of income line items:

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Sales / Cost of iron ore and pellets	624	469	1,337	952	910	785
Revenues / expense from logistic services	14	706	16	759	23	603
Sales / Cost of aluminum products	–	–	–	18	–	156
Financial income/expenses	14	7	6	3	10	20
Others	141	68	–	–	–	–

	793	1,250	1,359	1,732	943	1,564

          Additionally we have loans payable to Banco Nacional de Desenvolvimento Econômico Social and BNDES Participações S.A in the amounts of US$ 3,951 and US$ 825 respectively, accruing interest at market rates, which fall due through 2029. These operations generated interest expenses of US$41 and US$14. We also maintain cash equivalent balances with Banco Bradesco S.A. in the amount of US$33 in December 31, 2012. The effect of these operations on our results was US$1.

Derivative financial instruments	12 Months Ended
Dec. 31, 2012
Derivative financial instruments
Derivative financial instruments

26    Derivative financial instruments

Risk management policy

          Vale considers that the effective management of risks is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

          The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

          The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

          The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company's risk management. It's also responsible for the supervision and revision of the principles and instruments of corporate risk management.

          The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

          The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

          The Company may, when necessary, allocate specific risk limits to management activities, including but not limited to, market risk limit, corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

          Vale is exposed to the various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

          When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow, and ensuring strategies adherence to the proposed objectives.

          Considering the nature of Vale's business and operations, the main market risk factors which the Company is exposed to are:

    •
    Interest rates;

    •
    Foreign exchange;

    •
    Product prices and input costs.

Foreign exchange rate and interest rate risk

          Vale's cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, primarily the Brazilian real and the Canadian dollar.

          Derivative instruments may be used to mitigate Vale's potential cash flow volatility arising from its currency mismatch.

          For hedging revenues, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

          Vale implemented hedge transactions to protect its cash flow from market risks that arises from its debt obligations—mainly currency volatility. We use swap transactions to convert debt linked to Brazilian real into US dollar that have similar—or sometimes shorter—settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions.

          Swaps with shorter settlement dates are renegotiated through time so that their final maturity matches—or becomes closer—to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale's obligations, contributing to stabilize the cash disbursements in US dollar.

          In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

          Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

          Vale is also exposed to several market risks associated with commodities prices volatility. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

          The cash flow of the Company is also exposed to market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

          Vale's wholly-owned subsidiary Vale Canada Ltd has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

          The Accounting for Derivative Financial Instruments and Hedging Activities Standard determines that all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

          At December 31, 2012, Vale had outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	249	1	410	60	340	700	49	590
EuroBond Swap	–	39	–	–	4	18	4	32
Pre Dollar Swap	16	–	19	–	–	63	–	41
Treasury future	–	–	–	–	–	–	5	–

	265	40	429	60	344	781	58	663
Commodities price risk
Nickel
Fixed price program	–	–	1	–	2	–	1	–
Bunker Oil	–	–	4	–	–	–	–	–

	–	–	5	–	2	–	1	–
Embedded derivatives:
Gas	–	–	–	–	–	2	–	–

	–	–	–	–	–	2	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	–	1	–	–	–
Strategic Nickel	13	–	161	–	–	–	–	–
Foreign exchange cash flow hedge	3	5	–	–	–	–	14	–

	16	5	161	–	1	–	14	–

Total	281	45	595	60	347	783	73	663

	Gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(315)	(92)	451	(325)	(337)	(956)	–	–	–
EURO floating rate vs. USD floating rate swap	–	–	(1)	–	–	1	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	(2)	–	4	3	–	–	–
EuroBond Swap	50	(30)	(5)	4	1	(1)	–	–	–
Pre Dollar Swap	(7)	(23)	4	(19)	(1)	(2)	–	–	–
Swap USD fixed rate vs. CDI	–	69	–	–	(68)	–	–	–	–
South African Rande Forward	–	(8)	–	–	8	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	–	3	–	(2)	(9)	–	–	–
Treasury Future	9	(12)	–	(3)	6	–	–	–	–
Swap Convertibles	–	–	37	–	–	(37)	–	–	–

	(263)	(96)	487	(343)	(389)	(1,001)	–	–	–
Commodities price risk
Nickel
Fixed price program	(1)	39	4	2	(41)	(7)	–	–	–
Strategic program	–	15	(87)	–	–	105	–	–	–
Copper	–	1	–	–	–	–	–	–	–
Aluminum	–	–	–	–	7	16	–	–	–
Bunker Oil	1	37	4	(5)	(48)	(34)	–	–	–
Coal	–	–	(4)	–	2	3	–	–	–
Maritime Freight Protection Program	–	–	(5)	–	2	(24)	–	–	–

	–	92	(88)	(3)	(78)	59	–	–	–
Embedded derivatives:
Gas	(2)	–	–	–	–	–	–	–	–
Energy—Aluminum options	–	(7)	(51)	–	–	–	–	–	–

	(2)	(7)	(51)	–	–	–	–	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	(1)	–	47	(1)	–	–
Aluminum	–	–	–	–	–	–	–	4	31
Strategic Nickel	172	49	(1)	(172)	(48)	–	(149)	211	(52)
Foreign exchange cash flow hedge	(27)	37	284	26	(50)	(330)	29	(60)	(5)

	145	86	283	(147)	(98)	(283)	(121)	155	(26)

Total	(120)	75	631	(493)	(565)	(1,225)	(121)	155	(26)

          Unrealized gains (losses) in the period are included in our income statement under the gains (losses) on derivatives, net.

          Final maturity dates for the above instruments are as follows:

Interest rates / Currencies	January 2023
Gas	April 2016
Nickel	April 2013
Copper	April 2013

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

27    Subsequent events

Sales of Gold by-product

          At February 5, 2013, Vale informed that it has entered into an agreement with Silver Wheaton Corp. ("SLW"), to sell 25% of the payable gold by-product stream from the Salobo copper mine for the life of the mine and 70% of the payable gold by-product stream from its Sudbury nickel mines—Coleman, Copper Cliff, Creighton, Garson, Stobie, Totten and Victor—for 20 years.

          Vale will receive an initial cash payment of US$ 1.9 billion plus ten million warrants of SLW with a strike price of US$ 65 and a 10-year term, valued at US$ 100. US$ 1.33 billion will be paid for 25% of the gold by-product stream from Salobo while US$ 570 plus ten million SLW warrants will be paid for 70% of the Sudbury gold by-product stream.

          In addition, Vale will also receive future cash payments for each ounce (oz) of gold delivered to SLW under the agreement, equal to the lesser of US$ 400 per oz (plus a 1% annual inflation adjustment from 2016 in the case of Salobo) and the prevailing market price. Vale may also receive an additional cash payment contingent on its decision to expand the capacity to process Salobo copper ores to more than 28 Mtpy before 2031. The additional amount would range from US$ 67 to US$ 400 depending on timing and size of the expansion.

          There is no firm commitment from Vale to quantities of gold delivered—SLW is entitled not to specific volumes but to a percentage of the gold by-product stream from Salobo and Sudbury. Company will be subject to gold price risk for the SLW?s deliveries only if the price of gold drops below the US$ 400/oz trailing payment.

Basis of consolidation (Policies)	12 Months Ended
Dec. 31, 2012
Basis of consolidation
Basis of consolidation

Basis of consolidation

          All majority-owned subsidiaries in which we have both share and management control are consolidated. All significant intercompany accounts and transactions are eliminated. Subsidiaries over which control is achieved through other means, such as stockholders agreement, are also consolidated even if we hold less than 51% of voting capital. Our variable interest entities in which we are the primary beneficiary are consolidated. Investments in unconsolidated affiliates and joint ventures are accounted under the equity method (Note 15).

          We evaluate the carrying value of our equity investments in relation to publicly quoted market prices when available. If the quoted market price is lower than book value, and such decline is considered other than temporary, we write-down our equity investments to the level of the quoted market value.

          We define joint ventures as businesses in which we and a small group of other partners each participate actively in the overall entity management, based on a stockholders agreement. We define affiliates as businesses in which we participate as a noncontrolling interest but with significant influence over the operating and financial policies of the investee.

          Our participation in hydroelectric projects in Brazil is made via consortium contracts under which we have undivided interests in the assets, and are liable for our proportionate share of liabilities and expenses, which are based on our proportionate share of power output. We do not have joint liability for any obligations. No separate legal or tax status is granted to unincorporated consortia under Brazilian law. Accordingly, we recognize our proportionate share of costs and our undivided interest in assets relating to hydroelectric projects (Note 13).

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Basis of presentation

a) Basis of presentation

          We have prepared our consolidated financial statements in accordance with United States generally accepted accounting principles ("US GAAP"), which differ in certain respects from the accounting practices adopted in Brazil ("BR GAAP"), compliant with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB"), which are the basis for our statutory financial statements.

          The Brazilian Real ("R$") is the Parent Company's functional currency. We have selected the US dollar ("US$") a convenience to facilitate analysis by our international investor.

          In 2011, based on entity business assessment, Vale International changed its functional currency from the Brazilian Real to the US dollar. This change did not cause significant effects in the financial statements presented.

          All assets and liabilities have been translated to US dollars at the closing rate of exchange at each balance sheet date (or, if unavailable, the first available exchange rate). All statement of income accounts have been translated to US dollars at the average exchange rates prevailing during the respective periods. Capital accounts are recorded at historical exchange rates. Translation gains and losses are recorded in the Cumulative Translation Adjustments account ("CTA") in stockholders' equity.

          The results of operations and financial position of our entities that have a functional currency other than the US dollar, have been translated into US dollars and adjustments to translate those statements into US dollars are recorded in the CTA in stockholders' equity.

          The exchange rates used to translate the assets and liabilities of the Brazilian operations at December 31, 2012 and 2011, were R$2.0435 and R$1.8683, respectively.

Revision of prior year revenue presentation

b) Revision of prior year revenue presentation

          For certain contracts, we carry the risks concerning the transportation of the products and determine the freight price directly to our customer. However, for these contracts in 2011 and 2010 the major part of the freight related to CFR (Incoterm for cost and freight) for iron ore and pellets sales, was recorded as if Vale was acting as an agent, resulting in the net presentation of freight revenues. We revised the 2011 and 2010 income statement presentation to appropriately reflect the revenue of such sales by the total amount billed to customers and as a consequence present the related freight costs as cost of product sold and therefore we increase the 2011 sales of ore and metals in amount of US$ 1,955 (US$1,735 in 2010) with the corresponding increase in cost of ores and metals sold. The revision did not result in any other changes in the income statement presentation.

Information by Segment and Geographic Area

c) Information by Segment and Geographic Area

          The Company discloses information by consolidated operational business segment and revenues by consolidated geographic area, in accordance with the principles and concepts used by decision makers in evaluating performance. The information is analyzed by segment as follows:

          Bulk Material—includes the extraction of iron ore and pellet production and the transport systems of Brazil, including railroads, ports and terminals, linked to mining operations. The manganese ore, ferroalloys and coal are also included in this segment.

          Base metals—includes the production of non-ferrous minerals, including nickel operations (co-products and by-products), copper and investment in aluminum affiliate.

          Fertilizers—comprises three major groups of nutrients: potash, phosphate and nitrogen.

          Logistical services—includes our system of cargo transportation for third parties divided into rail transport, port and shipping services.

          Other—comprises sales and expenses of other products and investments in joint ventures and associate in other businesses.

Current and non-current assets and liabilities

d) Current and non-current assets and liabilities

          We classify assets and liabilities as current when it expects to realize the assets and to settle the liabilities, within twelve months after the reporting period. Others assets and liabilities are classified as non-current.

Cash equivalents and short-term investments

e) Cash equivalents and short-term investments

          The amounts recorded as cash and cash equivalents correspond to the values available in cash, bank deposits and investments in the short-term that have immediate liquidity and original maturity within 90 days. Other investments with between 91 and 360 day maturities are recognized at fair value through income and presented in short-term investments.

Accounts Receivable

f) Accounts Receivable

          Represent receivables from sales of products and services. Receivables are initially recorded at fair value and subsequently measured at amortized cost, net of impairment losses, when applicable.

Inventory

g) Inventory

          Inventories are recorded at the average cost of purchase or production, reduced to market value (net realizable value less a reasonable margin) when lower. Stockpiled inventories are accounted in process when they are removed from the mine. The cost of finished goods is comprised of depreciation and all direct costs necessary to convert stockpiled inventories into finished goods.

          We classify proven and probable reserve quantities attributable to stockpiled inventories as inventories. These reserve quantities are not included in the total proven and probable reserve quantities used in the units of production, depreciation, depletion and amortization calculations.

          We periodically assess our inventories to identify obsolete or slow-moving inventories and, if needed, we record allowances as considered necessary.

Stripping costs

h) Stripping costs

          Stripping costs (the cost associated with the removal of overburden and other waste materials) incurred during the development of mines, before production takes place, are capitalized as part of the depreciable cost of developing the property. These costs are subsequently amortized over the useful life of the mine based on proven and probable reserves.

          Post-production stripping costs are included in the cost of inventory, except when a campaign is launched to permit the access to a significant new ore body. In such cases, the cost is capitalized as non-current asset and amortized during the extraction of the ore body.

Property, plant and equipment and intangible assets

i) Property, plant and equipment and intangible assets

          Property, plant and equipment are recorded at cost, including interest cost incurred during the construction of major new facilities. We compute depreciation on the straight-line method at annual average rates which take into consideration the useful lives of the assets, as follows: 3.73% for railroads, 1.5% for buildings, 4.23% for installations and 7.73% for other equipment. Expenditures for maintenance and repairs are charged to operating costs and expenses as incurred.

          We capitalize the costs of developing major new ore bodies or expanding the capacity of operating mines and amortize these to operations on the unit-of-production method based on the total probable and proven quantity of ore to be recovered. Exploration costs are expensed. Once the economic viability of mining activities is established, subsequent development costs are capitalized.

          Separately acquired intangible assets are shown at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. All our intangible assets have definite useful lives and are carried at cost less accumulated amortization, which is calculated using the straight-line method over their estimated useful lives.

Business combinations

j) Business combinations

          We apply accounting for business combinations to record acquisitions of interests in other companies. The "purchase method", requires that we reasonably determine the fair value of the identifiable tangible and intangible assets and liabilities assumed of acquired companies and segregate goodwill as an intangible asset.

          We assign goodwill to reporting units and test each reporting unit's goodwill for impairment at least annually, and whenever circumstances indicating that recognized goodwill may not be fully recovered are identified. We perform the annual goodwill impairment tests during the last quarter of each year.

          Goodwill is reviewed for impairment utilizing a two step process. In the first step, we compare a reporting unit's fair value with its carrying amount to identify any potential goodwill impairment loss. If the carrying amount of a reporting unit exceeds the unit's fair value, based on a discounted cash flow analysis, we carry out the second step of the impairment test, measuring and recording the amount, if any, of the unit's goodwill impairment loss.

Impairment

k) Impairment

          The Company assesses, at each reporting date whether there is evidence that the carrying amount of financial assets measured through amortized cost and long-live non-financial asset, should be impaired.

          For financial assets measured through amortized cost, Vale compares the carrying amount with expected cash flows for the asset, and if there when appropriate, the carrying value is adjusted to the cash flow value.

          Vale reviews and evaluates its long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. Long-lived assets, other than indefinite-lived intangible assets, are evaluated for impairment under the two-step model. An impairment is considered to exist if total estimated future cash flows on an undiscounted basis are less than the carrying amount of the asset. Once it is determined that an impairment exists, an impairment loss is measured as the amount by which the asset carrying value exceeds its fair value. Fair value is generally determined using valuation techniques, such as estimated future cash flows.

          The Company determines its cash flows based on approved budgets, considering mineral reserves and mineral resources calculated by internal experts, costs and investments based on the best estimate of past performance, sale prices consistent with the projections used in reports published by industry considering the market price when available and appropriate. Cash flows used are designed based on the life of each reporting unit (consumption of reserve units in the case of minerals) and considering discount rates that reflect specific risks relating to the relevant assets in each reporting unit, depending on their composition and location.

          Regardless the indication of impairment of its carrying value, goodwill balances arising from business combinations and intangible assets with indefinite useful lives are tested for impairment at least once a year.

Available-for-sale equity securities

l) Available-for-sale equity securities

          Equity securities classified as "available-for-sale" are recorded pursuant to accounting for certain investments in debt and equity securities. Accordingly, we classify unrealized holding gains and losses, net of taxes, as a separate component of stockholders' equity until realized.

Compensated absences	m) Compensated absences The liability for future compensation for employee vacations is fully accrued as earned.
Derivatives and hedging activities

n) Derivatives and hedging activities

          We apply accounting for derivative financial instruments and hedging activities, as amended. This standard requires that we recognize all derivative financial instruments as either assets or liabilities on our balance sheet and measure such instruments at fair value. Changes in the fair value of derivatives are recorded in each period in current earnings or in other comprehensive income, in the latter case depending on whether a transaction is designated as an effective hedge and has been effective during the period.

Asset retirement obligations

o) Asset retirement obligations

          Our asset retirement obligations consist primarily of estimated closure costs. The initial measurement is recognized as a liability discounted to present value and subsequently accreted through earnings. An asset retirement cost equal to the initial liability is capitalized as part of the related asset's carrying value and depreciated during the asset's useful life.

Revenues and expenses

p) Revenues and expenses

          Revenue is recognized when Vale transfers to its customers all significant risks and rewards of ownership of the product sold and services rendered. Revenue excludes any applicable sales taxes and is recognized at the fair value of the consideration received or receivable to the extent that it is probable that economic benefits will flow to Vale and the revenues and costs can be reliably measured.

          In most instances sales revenue is recognized when the product is delivered to the destination specified by the customer, which is typically the vessel on which it is shipped, the destination port or the customer's premises. However, when the model negotiated with the customer is transferring risks and benefits of the product in shipment, revenue is recognized at the time.

          In some cases, the sale price is determined on a provisional basis at the date of sale as the final selling price is subject to escalation clauses in contracts up to the date of final pricing. Revenue from the sale of provisionally priced is recognized when risks and rewards of ownership are transferred to the customer and revenue can be measured reliably. At this date, the amount of revenue to be recognized are estimated based on the forward price of product sold.

          Expenses and costs are recognized on the accrual basis.

Income taxes

q) Income taxes

          The deferred tax effects of tax loss carryforwards and temporary differences are recognized pursuant to accounting for income taxes. A valuation allowance is made when we believe that it is more likely than not that tax assets will not be fully recovered in the future.

Earnings per share	r) Earnings per share Earnings per share are computed by dividing net income by the weighted average number of common and preferred shares outstanding during the year.
Interest attributed to stockholders' equity (dividend)

s) Interest attributed to stockholders' equity (dividend)

          Brazilian corporations are permitted to distribute interest attributable to stockholders' equity. The calculation is based on the stockholders' equity amounts as stated in the statutory accounting records and the interest rate applied may not exceed the long-term interest rate (TJLP) determined by the Brazilian Central Bank. Also, such interest may not exceed 50% of net income for the year or 50% of retained earnings plus revenue reserves as determined by Brazilian corporate law.

          The notional interest charge is tax deductible in Brazil. The benefit to us, as opposed to making a dividend payment, is a reduction in our income tax burden. Income tax of 15% is withheld on behalf of the stockholders relative to the interest distribution. Under Brazilian law, interest attributed to stockholders' equity is considered as part of the annual minimum mandatory dividend (Note 18). This notional interest distribution is treated for accounting purposes as a deduction from stockholders' equity in a manner similar to a dividend and the tax credit recorded in income.

Pension and other post retirement benefits

t) Pension and other post retirement benefits

          We sponsor private pensions and other post retirement benefits for our employees which are actuarially determined and recognized as an asset or liability or both depending on the funded or unfunded status of each plan in accordance with "employees' accounting for defined benefit pension and other post retirement plans". The cost of our defined benefit and prior service costs or credits that arise during the period and are not components of net periodic benefit costs are recorded in other cumulative comprehensive income (deficit).

The Company and its operations (Tables)	12 Months Ended
Dec. 31, 2012
The Company and its operations
Principal consolidated operating subsidiaries

  Our principal consolidated operating subsidiaries at December 31, 2012 are the following:

Subsidiaries	% ownership	% voting capital	Location	Principal activity
Compañia Minera Miski Mayo S.A.C.	40.00	51.00	Peru	Fertilizer
Ferrovia Centro-Atlântica S.A.	99.99	99.99	Brazil	Logistics
Ferrovia Norte Sul S.A.	100.00	100.00	Brazil	Logistics
Mineração Corumbaense Reunida S.A.	100.00	100.00	Brazil	Iron Ore and Manganese
PT Vale Indonesia Tbk	59.20	59.20	Indonesia	Nickel
Sociedad Contractual Minera Tres Valles	90.00	90.00	Chile	Copper
Vale Australia Pty Ltd.	100.00	100.00	Australia	Coal
Vale Canada Limited	100.00	100.00	Canada	Nickel
Vale Fertilizantes S.A.	100.00	100.00	Brazil	Fertilizer
Vale International Holdings GMBH	100.00	100.00	Austria	Holding and Exploration
Vale International S.A.	100.00	100.00	Switzerland	Trading
Vale Manganês S.A.	100.00	100.00	Brazil	Manganese and Ferroalloys
Vale Mina do Azul S.A.	100.00	100.00	Brazil	Manganese
Vale Moçambique S.A.	95.00	95.00	Mozambique	Coal
Vale Nouvelle-Calédonie SAS	80.50	80.50	New Caledonia	Nickel
Vale Oman Pelletizing Company LLC	70.00	70.00	Oman	Pellets
Vale Shipping Holding PTE Ltd.	100.00	100.00	Singapore	Logistics

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Summary of income tax expense reconciled to the Brazilian statutory composite rate

	Year ended as of December 31,
	2012			2011			2010
	Brazil	Foreign	Total	Brazil	Foreign	Total	Brazil	Foreign	Total
Income before discontinued operations, income taxes, equity results and noncontrolling interests	6,210	(788)	5,422	21,267	5,532	26,799	16,586	3,728	20,314

Tax at Brazilian composite rate	(2,111)	268	(1,843)	(7,231)	(1,881)	(9,112)	(5,639)	(1,268)	(6,907)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	–	1,337	1,655	–	1,655	995	–	995
Difference on foreign tax jurisdiction rates	–	168	168	–	1,406	1,406	–	1,583	1,583
Tax incentives	204	–	204	704	–	704	642	–	642
Social contribution contingency payment	–	–	–	506	–	506	–	–	–
Reversal/Constitution of allowance for tax loss carryfoward	–	(228)	(228)	129	(426)	(297)	–	–	–
Reversal of deferred tax liability (Note 5a.)	1,236	–	1,236	–	–	–	–	–	–
Other non-taxable, income/non deductible expenses	(41)	–	(41)	48	(192)	(144)	13	(31)	(18)

Income taxes per consolidated statements of income	625	208	833	(4,189)	(1,093)	(5,282)	(3,989)	284	(3,705)

Reconciliation of amounts due to uncertainty in income taxes

	Year ended as of December 31,
	2012	2011	2010
Beginning of the year	263	2,555	396

Increase resulting from tax positions taken	20	1,076	2,130
Decrease resulting from tax positions taken(a)	(26)	(3,409)	(24)
Cumulative translation adjustments	7	41	53

End of the year	264	263	2,555

(a)
The decrease in the tax positions taken in 2011, was a consequence of the payment we made as a consequence of a Brazilian court decision in a case related to the exemption of the Social Contribution (Contribuição Social sobre o Lucro Líquido).

Schedule of deferred tax assets and liabilities

	Year ended as of
	December 31, 2012	December 31, 2011
Current deferred tax assets
Accrued expenses deductible only when disbursed	356	203

Assets
Employee postretirement benefits provision	855	640
Tax loss carryforwards	2,610	1,709
Fair value of financial instruments	796	610
Impairment	1,269	–
Assets retirement obligation	450	389
Other temporary differences (mainly contingencies provisions)	686	794

	6,666	4,142
Liabilities
Prepaid retirement benefit	(226)	(509)
Fair value adjustments in business combinations	(5,622)	(7,311)
Other temporary differences	(326)	(463)

	(6,174)	(8,283)
Valuation allowance
Beginning balance	(126)	(110)
Translation adjustments	10	–
Change in allowance	(1,328)	(809)

Ending balance	(1,444)	(919)

Net non-current deferred tax liabilities	(952)	(5,060)

Assets	2,586	594
Liabilities	(3,538)	(5,654)

Total	(952)	(5,060)

Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents
Cash and cash equivalents

	As of December 31,
	2012	2011
Cash	1,194	945
Short-term investments	4,638	2,586

	5,832	3,531

Short-term investment (Tables)	12 Months Ended
Dec. 31, 2012
Short-term investment
Short-term investment

	As of December 31,
	2012	2011
Time Deposits	246	–

	246	–

Account receivable (Tables)	12 Months Ended
Dec. 31, 2012
Account receivable
Schedule of accounts receivable

	As of December 31,
	2012	2011
Customers
Denominated in Brazilian Reais	849	1,228
Denominated in other currencies, mainly US dollars	6,060	7,382

	6,909	8,610
Allowance for doubtful accounts	(114)	(105)

Total	6,795	8,505

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

	As of December 31,
	2012	2011
Products
Nickel (co-products and by-products)	1,662	1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276

	5,052	5,251

Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Recoverable Taxes
Schedule of recoverable taxes

	As of December 31,
	2012	2011
Income tax	1,161	814
Value-added tax	1,023	997
Others brazilian federal contributions	734	1,006

Total	2,918	2,817

Current	2,260	2,230
Non-current	658	587

	2,918	2,817

Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2012
Assets and liabilities held for sale.
Assets held for sale and liabilities associated with assets held for sale

2012
Assets held for sale
Accounts receivable	14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13

Total	479

Liabilities related to assets held for sale
Suppliers	12
Deferred income tax	109
Others	60

Total	181

Property, plant and equipment and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment and intangible assets
Schedule of property, plant and equipment and intangible assets

	December 31, 2012			December 31, 2011
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
Land	676	–	676	695	–	695
Buildings	8,075	(2,104)	5,971	7,912	(1,890)	6,022
Installations	15,748	(4,096)	11,652	14,886	(3,708)	11,178
Equipment	11,640	(4,373)	7,267	12,549	(4,243)	8,306
Railroads	6,504	(2,047)	4,457	6,574	(1,930)	4,644
Mine development costs	27,778	(6,102)	21,676	26,955	(5,180)	21,775
Others	14,530	(4,535)	9,995	14,556	(4,126)	10,430

	84,951	(23,257)	61,694	84,127	(21,077)	63,050

Intangible assets	1,126	(104)	1,022	1,202	(67)	1,135
Construction in progress	29,050	–	29,050	25,845	–	25,845

Total	115,127	(23,361)	91,766	111,174	(21,144)	90,030

Impairment (Tables)	12 Months Ended
Dec. 31, 2012
Impairment
Schedule of impairment charges

		December 31, 2012
Product	Reporting unit	Carrying amount	Recoverable amount	Impairment charge
Investment in affiliates and joint ventures
Aluminum	Norsk Hydro ASA	3,212	2,237	975
Steel	Thyssenkrupp CSA	936	353	583
Energy	Vale Soluções de Energia	100	17	83

		4,248	2,607	1,641
Property, plant and equipment
Nickel	Onça Puma	3,779	930	2,849
Coal	Australia	1,619	590	1,029
Other		185	40	145

		5,583	1,560	4,023

		9,831	4,167	5,664

Investments in affiliated companies, joint ventures and others investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments in affiliated companies, joint ventures and others investments
Investments in affiliated companies, joint ventures and other investments

Expressed in millions of United States dollars, unless otherwise stated

15    Investments in affiliated companies, joint ventures and others investments (Continued)

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização—NIBRASCO(1)	51.11	51.00	349	42	178	173	22	45	48	26	22	3
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS(1)	51.00	50.89	205	74	104	115	38	19	40	36	20	–
Companhia Coreano-Brasileira de Pelotização—KOBRASCO(1)	50.00	50.00	214	52	107	78	26	32	43	20	32	11
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO(1)	51.00	50.90	125	17	64	80	8	47	18	18	38	25
Minas da Serra Geral SA—MSG	50.00	50.00	53	8	26	29	2	3	6	–	–	–
SAMARCO Mineração SA—SAMARCO(2)	50.00	50.00	1,380	1,280	743	528	639	878	798	179	812	950
Baovale Mineração SA—BAOVALE	50.00	50.00	55	12	28	35	6	8	4	1	–	–
Zhuhai YPM Pellet e Co,Ltd—ZHUHAI	25.00	25.00	93	3	23	23	1	–	9	–	–	–
Tecnored Desenvolvimento Tecnológico SA	49.21	49.21	74	(43)	38	48	(20)	(7)	(10)	–	–	–

					1,311	1,109	722	1,025	956	280	924	989
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,365	234	341	282	59	85	76	60	–	83
Shandong Yankuang International Company Ltd	25.00	25.00	(239)	(62)	(60)	(43)	(16)	(15)	(19)	–	–	–

					281	239	43	70	57	60	–	83
Base Metals
Bauxite
Mineração Rio do Norte SA—MRN	40.00	40.00	332	53	132	144	21	8	(2)	7	–	10

					132	144	21	8	(2)	7	–	10
Copper
Teal Minerals Incorporated	50.00	50.00	505	(9)	252	234	(5)	(6)	(10)	–	–	–

					252	234	(5)	(6)	(10)	–	–	–

Expressed in millions of United States dollars, unless otherwise stated

15    Investments in affiliated companies, joint ventures and others investments (Continued)

	December 31, 2012				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
					Year ended as of December 31,		Year ended as of December 31,			Year ended as of December 31,
	Interest in capital (%)		Net equity	Net income (loss) of the year
					2012	2011	2012	2011	2010	2012	2011	2010
	Voting	Total
Nickel
Heron Resources Inc(3)	–	–	–	–	6	6	–	–	–	–	–	–
Korea Nickel Corp	25.00	25.00	96	–	24	4	–	–	2	–	–	–
Others(3)	–	–	–	–	1	1	–	–	–	–	–	–

					31	11	–	–	2	–	–	–
Aluminum
Norsk Hydro ASA(4)	–	–	–	–	2,237	3,227	(35)	99	–	47	52	–

					2,237	3,227	(35)	99	–	47	52	–
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	281	(29)	94	114	(10)	(7)	4	–	–	–
MRS Logística SA	46.75	47.59	1,231	259	586	551	122	132	90	57	55	72

					680	665	112	125	94	57	55	72
Others
Steel
California Steel Industries Inc—CSI	50.00	50.00	334	31	167	161	16	14	12	9	7	7
Companhia Siderúrgica do PECEM—CSP	50.00	50.00	998	(13)	499	267	(7)	(3)	–	–	–	–
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,273	(628)	534	1,607	(169)	(177)	(85)	–	–	–

					1,200	2,035	(160)	(166)	(73)	9	7	7
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	1,335	(23)	120	75	(2)	–	–	–	–	–
Vale Soluções em Energia S.A.(1)	53.13	53.13	134	(266)	71	145	(58)	(16)	(33)	–	–	–
Others	–	–	–	–	177	209	2	(4)	(4)	–	–	–

					368	429	(58)	(20)	(37)	–	–	–

Total					6,492	8,093	640	1,135	987	460	1,038	1,161

(1)
Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.
(2)
Investment includes goodwill of US$ 53 in December 31, 2012 and US$58 in December, 2011.
(3)
Available for sale.
(4)
Investment at market value as at December, accounted for under the equity method until September. We recognized an impairment charge on this investment as described on (Note 14).

Long-term debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	601	496	3,380	2,693
Others	14	9	261	52
Fixed Rate Notes
US dollars	124	410	13,457	10,073
EUR	–	–	1,979	970
Accrued charges	324	221	–	–

	1,063	1,136	19,077	13,788

Brazilian debt
Brazilian Reais indexed to Brazilian Government long-term interest rate—TJLP/CDI and General Price Index-Market (IGP-M)	175	247	6,066	5,245
Basket of currencies	2	–	10	–
Non-convertible debentures	1,957	–	379	2,505
US dollars denominated	170	–	1,267	–
Accrued charges	101	112	–	–

	2,405	359	7,722	7,750

Total	3,468	1,495	26,799	21,538

Maturities of Long-term Debt	The long-term portion at December 31, 2012 was as follows:

2014	1,371
2015	1,204
2016	1,884
2017 and after	22,340

26,799

Annual interest rates on long-term debt

       At December 31, 2012 annual interest rates on long-term debt were as follows:

Up to 3%	5,443
3.1% to 5%(*)	5,691
5.1% to 7%(**)	12,393
7.1% to 9%(**)	4,921
9.1% to 11%(**)	1,338
Over 11%(**)	481

30,267

(*)
Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.
(**)
Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and TJLP plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 8,227 of which US$ 7,890 has an original interest rate above 5.1% per year. The average cost of debts not denominated in U.S. Dollars after derivatives contracting is 3.16% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of December 31, 2012				Balance
					December 31, 2012	December 31, 2011
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	1,973	2,167
Tranche "B"—Salobo	5	5	No date	6.5% p.a + IGP-DI	379	364

					2,352	2,531

Short-term portion					1,957
Long-term portion					379	2,505
Accrued charges					16	26

					2,352	2,531

Indexation rates applied to debt

	Year ended as of
	2012	2011	2010
TJLP—Long-Term Interest Rate (effective rate)	5.7	6.0	6.0
IGP-M—General Price Index-Market	7.6	5.0	10.9
Appreciation (devaluation) of Real against US dollar	(8.6)	(10.8)	4.5

Schedule of credit lines and revolving credit lines

		Credit line
						Amounts drawn at December 31,
	Contractual Currency			Available until	Total amount available
Financial Institution		Date of agreement				2012	2011	2010
Revolving Credit Lines
Revolving Credit Facility—Vale/Vale International/ Vale Canada	US$	April 2011		5 years	3,000	–	–	–
Credit Lines
Nippon Export and investment Insurance ("Nexi")	US$	May 2008*(a	)	5 years**	2,000	300	300	150
Japan Bank for International Cooperation ("JBIC")	US$	May 2008*(b	)	5 years**	3,000	–	–	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")	R$	April 2008*(c	)	5 years**	3,572	1,753	1,368	941
Loans
Export-Import Bank of China e Bank of China Limited	US$	September 2010(d	)	13 years	1,229	837	467	291
Export Development Canada ("EDC")	US$	October 2010(e	)	10 years	1,000	975	500	250
Korean Trade Insurance Corporation ("K-Sure")	US$	August 2011(f	)	12 years	528	409	161	–
Banco Nacional de Desenvolvimento Econômico Social ("BNDES")
Vale Fertilizantes	R$	November 2009(g	)	9 years	20	20	18	18
PSI 4.50%	R$	June 2010(h	)	10 years	379	343	258	100
Vale Fertilizantes	R$	October 2010(i	)	8 years	121	110	109	91
PSI 5.50%	R$	March 2011(j	)	10 years	50	43	43	–
CLN 150	R$	September 2012(k	)	10 years	1,900	1,032	–	–
Vale Fertilizantes	R$	October 2012(l	)	6 years	44	44	–	–
PSI 2.50%	R$	December 2012(m	)	10 years	89	–	–	–
*
Memorandum of Understanding ("MOU") signature date
**
The availability for application of projects is 5 years.
(a)
Mining projects, logistics and energy generation. Vale through its subsidiary PT Vale Indonesia Tbk (PTVI) applied in the amount of US$ 300 million for the financing of the construction of the hydroelectric plant of Karebbe, Indonesia and withdrew totally.
(b)
Mining projects, logistics and energy generation.
(c)
Credit Lines to finance projects.
(d)
Acquisition of twelve large ore carriers from Chinese shipyards.
(e)
Financing investments in Canada and Canadian exports.
(f)
Acquisition of five large ore carriers and two capesize bulkers from two Korean shipyards. The maturity period is counted from each vessel delivery.
(g)
Gypsum storage in Uberaba plant.
(h)
Acquisition of domestic equipments.
(i)
Expansion of production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(j)
Acquisition of domestic equipments.
(k)
Capacitação Logística Norte 150 Project (CLN 150).
(l)
Supplemental resources to expand production capacity of phosphoric and sulfuric acids at Uberaba plant (Phase III).
(m)
Acquisition of wagons by VLI Multimodal.

Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' equity
Basic and diluted earnings per share

	Year ended as of December 31,
	2012	2011	2010
Net income from continuing operations	5,511	22,885	17,407

Discontinued operations, net of tax	–	–	(143)

Net income for the year	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)

Net income for the year adjusted	5,448	22,718	17,131

Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Income available to convertible notes linked to preferred	–	205	153
Income available to convertible notes linked to common	–	80	59

	5,448	22,718	17,131

Weighted average number of shares outstanding (thousands of shares)—preferred shares	1,933,491	1,984,030	2,035,783
Weighted average number of shares outstanding (thousands of shares)—common shares	3,172,179	3,197,063	3,210,023

Total	5,105,670	5,181,093	5,245,806

Weighted average number of convertibles outstanding (thousands of shares)—linked to preferred shares	–	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares)—linked to common shares	–	18,416	18,416

Total	–	65,701	65,701

Earnings per preferred share	1.07	4.33	3.23
Earnings per common share	1.07	4.33	3.23
Earnings per convertible note linked to preferred	–	6.39	4.76
Earnings per convertible note linked to common share	–	8.15	6.52

Pension plans (Tables)	12 Months Ended
Dec. 31, 2012
Pension costs
Change in benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	4,611	4,562	1,694
Transfers	(1,500)	1,500	–
Service cost	–	115	35
Interest cost	310	408	102
Plan amendment	–	4	–
Assumptions changes	432	375	58
Effect of curtailment	–	–	(34)
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(119)	(26)
Effect of exchange rate changes	(272)	(83)	3
Actuarial loss	222	717	266

Benefit obligation at end of year	3,567	7,044	2,022

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Benefit obligation at beginning of year	3,623	5,667	1,601
Transfers	1,132	(1,132)	–
Service cost	18	79	32
Interest cost	517	272	102
Plan amendment	–	2	(23)
Assumptions changes	141	39	10
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(8)
Effect of exchange rate changes	(539)	(138)	(67)
Actuarial loss	64	162	129

Benefit obligation at end of year	4,611	4,562	1,694

Change in plan assets

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	6,277	3,662	1
Transfers	(1,612)	1,612	–
Actual return on plan assets	372	745	–
Employer contributions	–	222	76
Benefits paid/ Actual distribution	(236)	(435)	(76)
Plan settlements	–	(109)	–
Effect of exchange rate changes	(390)	(93)	–

Fair value of plan assets at end of year	4,411	5,604	1

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Fair value of plan assets at beginning of year	5,585	4,645	13
Transfers	1,105	(1,105)	–
Actual return on plan assets	573	125	–
Employer contributions	65	512	82
Benefits paid/ Actual distribution	(345)	(363)	(82)
Plan settlements	–	(26)	(11)
Effect of exchange rate changes	(706)	(126)	(1)

Fair value of plan assets at end of year	6,277	3,662	1

Funded Status and Financial Position

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	844	–	–
Current liabilities	–	(116)	(89)
Non-current liabilities	–	(1,324)	(1,932)

Funded status	844	(1,440)	(2,021)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Noncurrent assets	1,666	–	–
Current liabilities	–	(69)	(78)
Non-current liabilities	–	(831)	(1,615)

Funded status	1,666	(900)	(1,693)

Assumptions used (nominal terms)

Brazil
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	8.90% p.a.	9.04% p.a.	9.05% p.a.
Discount rate to determine net cost	8.90% p.a.	9.45% p.a.	9.40% p.a.
Expected return on plan assets	12.48% p.a.	12.55% p.a.	N/A
Rate of compensation increase—up to 47 years	8.15% p.a.	8.15% p.a.	N/A
Rate of compensation increase—over 47 years	5.00% p.a.	5.00% p.a.	N/A
Inflation	5.00% p.a.	5.00% p.a.	5.00% p.a.
Health care cost trend rate	N/A	N/A	8.15% p.a.

Brazil
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	10,78% p.a.	11,30% p.a.	11,30% p.a.
Discount rate to determine net cost	10,78% p.a.	11,30% p.a.	11,30% p.a.
Expected return on plan assets	14,25% p.a.	13,79% p.a.	N/A
Rate of compensation increase—up to 47 years	8,15% p.a.	8,15% p.a.	N/A
Rate of compensation increase—over 47 years	5,00% p.a.	5,00% p.a.	N/A
Inflation	5,00% p.a.	5,00% p.a.	5,00% p.a.
Health care cost trend rate	N/A	N/A	8,15% p.a.

Foreign
As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	4.16% p.a.	4.20% p.a.
Discount rate to determine net cost	N/A	5.08% p.a.	4.20% p.a.
Expected return on plan assets	N/A	6.21% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.04% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.04% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.01% p.a.
Ultimate health care cost trend rate	N/A	N/A	4.49% p.a.

Foreign
As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Discount rate to determine benefit obligation	N/A	5.08% p.a.	5.10% p.a.
Discount rate to determine net cost	N/A	5.43% p.a.	5.10% p.a.
Expected return on plan assets	N/A	6.51% p.a.	6.50% p.a.
Rate of compensation increase—up to 47 years	N/A	4.10% p.a.	3.00% p.a.
Rate of compensation increase—over 47 years	N/A	4.10% p.a.	3.00% p.a.
Inflation	N/A	2.00% p.a.	2.00% p.a.
Initial health care cost trend rate	N/A	N/A	7.22% p.a.
Ultimate Health care cost trend rate	N/A	N/A	4.49% p.a.

Schedule of pension cost

	Year ended in December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	26	87	36
Interest cost on projected benefit obligation	424	296	102
Expected return on assets	(766)	(312)	–
Amortizations and (gain) / loss	–	47	(17)
Transfer	4	(4)	–

Net pension cost (credit)	(312)	114	121

	Year ended in December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	18	79	32
Interest cost on projected benefit obligation	517	272	102
Expected return on assets	(785)	(258)	–
Amortizations and (gain) / loss	–	24	(35)

Net pension cost (credit)	(250)	117	99

	Year ended in December 31, 2010
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Service cost—benefits earned during the year	2	59	27
Interest cost on projected benefit obligation	329	361	97
Expected return on assets	(531)	(321)	–
Amortizations and (gain) / loss	–	18	(14)
Net deferral	(1)	–	–

Net pension cost (credit)	(201)	117	110

Accumulated benefit obligation

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	3,567	6,935	2,022
Projected benefit obligation	3,567	7,044	2,022
Fair value of plan assets	(4,411)	(5,604)	(1)

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Accumulated benefit obligation	4,610	4,404	1,694
Projected benefit obligation	4,611	4,562	1,694
Fair value of plan assets	(6,277)	(3,662)	(1)

Impact of 1% variation in assumed health care cost trend rate

	As of December 31,
	1% Increase		1% Decrease
	2012	2011	2012	2011
Accumulated postretirement benefit obligation (APBO)	360	258	(281)	(206)
Interest and service costs	31	22	(19)	(18)

Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(9)	–
Net actuarial (loss)/gain	(1,052)	(1,272)	193
Effect of exchange rate changes	13	(5)	–
Deferred income tax	353	346	(70)

Amounts recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit	–	(15)	–
Net actuarial (loss)/gain	(181)	(885)	292
Effect of exchange rate changes	(24)	3	–
Deferred income tax	70	249	(76)

Amounts recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

Change in Other Cumulative Comprehensive Income (Deficit)

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(9)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	(205)	(888)	292
Deferred income tax at beginning of year	70	249	(76)

Effect of initial recognition of cumulative comprehensive income (deficit)	(135)	(648)	216
Amortization of net prior service (cost)/credited	–	4	–
Amortization of net actuarial (loss)/gain	–	106	80
Total net actuarial (loss)/gain arising during year	(874)	(468)	(179)
Transfers	18	(18)	–
Effect of exchange rate changes	13	(4)	–
Deferred income tax	292	88	6

Total recognized in other cumulative comprehensive income (deficit)	(686)	(940)	123

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Net prior service (cost)/credit not yet recognized in NPPC (a) at beginning of year	–	(14)	–
Net actuarial (loss)/gain not yet recognized in NPPC (a) at beginning of year	242	(629)	334
Deferred income tax at beginning of year	(82)	201	(111)

Effect of initial recognition of cumulative comprehensive income (deficit)	160	(442)	223
Amortization of net transition (obligation)/asset	–	(5)	–
Amortization of net prior service (cost)/credited	–	5	–
Amortization of net actuarial (loss)/gain	–	19	2
Total net actuarial (loss)/gain arising during year	(423)	(290)	(48)
Effect of exchange rate changes	(24)	17	4
Deferred income tax	152	48	35

Total recognized in other cumulative comprehensive income (deficit)	(135)	(648)	216

(a)
Net periodic pension cost.

Estimated future benefit payments

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
2013	226	565	95
2014	223	457	96
2015	219	464	99
2016	215	472	100
2017	211	479	101
2018 and thereafter	981	2,398	490

Summary of participant data

	As of December 31, 2012
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	14	76,511	11,727
Average age—years	52	36	40
Average service—years	28	7	7
Terminated vested participants
Number	–	6,519	–
Average age—years	–	47	–
Retirees and beneficiaries
Number	16,740	19,245	31,737
Average age—years	67	70	68

	As of December 31, 2011
	Overfunded pension plans	Underfunded pension plans	Underfunded other benefits
Active participants
Number	202	67,951	74,729
Average age—years	50	36	36
Average service—years	27	7	8
Terminated vested participants
Number	–	5,815	–
Average age—years	–	39	–
Retirees and beneficiaries
Number	18,380	18,189	32,663
Average age—years	66	71	64

Underfunded other benefits
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	1	–	–	1

Total	1	–	–	1

Funds not related to risk plans				–

Fair value of plan assets at end of year				1

Brazil | Overfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Accounts Receivable	5	–	–	5
Equity securities—liquid	1,128	1	–	1,129
Debt securities—Corporate bonds	–	272	–	272
Debt securities—Government bonds	1,976	–	–	1,976
Investment funds—Fixed Income	1,678	–	–	1,678
Investment funds—Equity	252	–	–	252
International investments	14	–	–	14
Structured investments—Private Equity funds	–	–	192	192
Structured investments—Real estate funds	–	–	8	8
Real estate	–	–	458	458
Loans to Participants	–	–	195	195

Total	5,053	273	853	6,179

Funds not related to risk plans				(1,768)

Fair value of plan assets at end of year				4,411

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	2	–	–	2
Accounts Receivable	15	–	–	15
Equity securities—liquid	1,425	83	–	1,508
Debt securities—Corporate bonds	–	560	–	560
Debt securities—Government bonds	2,134	–	–	2,134
Investment funds—Fixed Income	2,292	–	–	2,292
Investment funds—Equity	539	–	–	539
International investments	13	–	–	13
Structured investments—Private Equity funds	–	–	194	194
Structured investments—Real estate funds	–	–	21	21
Real estate	–	–	482	482
Loans to Participants	–	–	345	345

Total	6,420	643	1,042	8,105

Funds not related to risk plans				(1,828)

Fair value of plan assets at end of year				6,277

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	194	21	482	345	1,042

Actual return on plan assets	13	(8)	120	26	151
Assets sold during the year	(19)	–	(31)	(84)	(134)
Assets purchases, sales and settlements	75	–	27	93	195
Cumulative translation adjustment	(15)	(1)	(38)	(17)	(71)
Transfers in and/or out of Level 3	(56)	(4)	(102)	(168)	(330)

End of the year	192	8	458	195	853

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	128	19	288	182	617

Actual return on plan assets	(8)	–	79	49	120
Assets sold during the year	(1)	–	(22)	(117)	(140)
Assets purchases, sales and settlements	37	–	135	116	288
Cumulative translation adjustment	(16)	(2)	(35)	(36)	(89)
Transfers in and/or out of Level 3	54	4	37	151	246

End of the year	194	21	482	345	1,042

Brazil | Overfunded pension plans | Old Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2012	December 31, 2011
Fixed income	56%	57%
Equity	25%	24%
Structured investments	6%	6%
International investments	1%	1%
Real estate	8%	8%
Loans to participants	4%	4%

Brazil | Overfunded pension plans | Vale Mais Plan
Pension costs
Schedule of target allocation for each investment segment or asset class

	December 31, 2012	December 31, 2011
Fixed income	55%	56%
Equity	24%	24%
Structured investments	4%	3.5%
International investments	1%	0.5%
Real estate	7%	6%
Loans to participants	10%	10%

Foreign | Underfunded pension plans
Pension costs
Fair value measurements by category

	As of December 31, 2012
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	55	34	–	89
Accounts Receivable	4	–	–	4
Equity securities—liquid	1,566	19	–	1,585
Debt securities—Corporate bonds	–	511	–	511
Debt securities—Government bonds	509	484	–	993
Investment funds—Fixed Income	1,592	426	–	2,018
Investment funds—Equity	510	412	–	922
International investments	4	–	–	4
Structured investments—Private Equity funds	–	–	43	43
Real estate	–	–	138	138
Loans to Participants	–	–	207	207

Total	4,240	1,886	388	6,514

Funds not related to risk plans				(910)

Fair value of plan assets at end of year				5,604

	As of December 31, 2011
	Level 1	Level 2	Level 3	Total
Asset by category
Cash and cash equivalents	17	24	–	41
Accounts Receivable	11	–	–	11
Equity securities—liquid	1,231	1	–	1,232
Debt securities—Corporate bonds	–	259	–	259
Debt securities—Government bonds	33	627	–	660
Investment funds—Fixed Income	439	568	–	1,007
Investment funds—Equity	74	376	–	450
International investments	–	2	–	2

Total	1,805	1,857	–	3,662

Funds not related to risk plans				–

Fair value of plan assets at end of year				3,662

Fair value measurements using significant unobservable inputs Level 3

	As of December 31, 2012
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	–	–	–	–	–

Actual return on plan assets	1	–	35	27	63
Assets sold during the year	(6)	(1)	(3)	(71)	(81)
Assets purchases, sales and settlements	34	–	12	106	152
Cumulative translation adjustment	(3)	–	12	(16)	(7)
Transfers in and/or out of Level 3	17	1	82	161	261

End of the year	43	–	138	207	388

	As of December 31, 2011
	Private Equity Funds	Real State Funds	Real State	Loans to Participants	Total
Beginning of the year	15	1	37	151	204

Transfers in and/or out of Level 3	(15)	(1)	(37)	(151)	(204)

End of the year	–	–	–	–	–

Commitments and Litigation provisions (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Litigation provisions
Provision for Litigation and the related judicial deposits

	December 31, 2012		December 31, 2011
	Provision for litigation	Judicial deposits	Provision for litigation	Judicial deposits
Labor and social security claims	748	903	751	895
Civil claims	287	172	248	151
Tax—related actions	996	435	654	413
Others	34	5	33	5

	2,065	1,515	1,686	1,464

Summary of category of claims

	December 31, 2012	December 31, 2011
Labor and social security claims	1,728	1,922
Civil claims	1,124	1,484
Tax—related actions	16,492	17,967
Others	1,672	1,076

	21,016	22,449

Changes in the provisions for asset retirement obligations

	Year ended as of December 31,
	2012	2011	2010
Beginning of year	1,770	1,368	1,116
Accretion expense	167	125	113
Liabilities settled in the current year	(25)	(57)	(45)
Revisions in estimated cash flows	560	420	125
Cumulative translation adjustment	(69)	(86)	59

End of year	2,403	1,770	1,368

Current liabilities	70	73	75
Non-current liabilities	2,333	1,697	1,293

Total	2,403	1,770	1,368

Pellet plants
Commitments and Litigation provisions
Schedule of annual future minimum rental payments

 The following table presents of the annual future minimum lease payments required under the four pellet plants (Hispanobrás, Nibrasco, and Itabrasco Kobrasco), that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012:

2013	74
2014	78
2015	76
2016	74
2017 thereafter	51

Total minimum payments required	353

Railroads
Commitments and Litigation provisions
Schedule of annual future minimum rental payments

The following table presents of the annual future minimum rental payments required under the railroad operating leases that have initial or remaining non-cancelable lease terms in excess of one year as December 31, 2012.

2013	85
2014	85
2015	85
2016	85
2017 thereafter	845

Total minimum payments required	1,185

Other expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other expenses
Schedule of other expenses

	Year ended as of December 31,
	2012	2011	2010
Litigation(*)	694	284	141
Provision for loss assets	366	278	108
Fundação Vale do Rio Doce—FVRD	37	123	55
Damage cost	65	98	–
Pre operating, stoppage and start up	1,592	1,293	1,117
Others	894	734	784

	3,648	2,810	2,205

(*)
See note 21 (b)

Fair value disclosure of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair value disclosure of financial assets and liabilities
Balances of assets and liabilities measured at fair value on a recurring basis

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(804)	(804)	–	(804)
Stockholders' debentures	(1,653)	(1,653)	–	(1,653)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Available-for-sale securities	7	7	7	–
Unrealized losses on derivatives	(81)	(81)	–	(81)
Stockholders' debentures	(1,336)	(1,336)	–	(1,336)

Estimated fair value measurement

	December 31, 2012
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(29,842)	(32,724)	(25,817)	(6,907)
Perpetual Notes(b)	(72)	(72)	–	(72)

	December 31, 2011
	Carrying amount	Fair value	Level 1	Level 2
Long-term debt (less interests)(a)	(22,700)	(24,312)	(18,181)	(6,131)
Perpetual Notes(b)	(80)	(80)	–	(80)
(a)
Less accrued charges of US$ 425 and US$ 333 as of December 31, 2012 and December 31, 2011, respectively.
(b)
Classified on "LT Loans and related parties" (Non-current liabilities).

Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and geographical information
Schedule of performance by each segment

Expressed in millions of United States dollars, unless otherwise stated

Results by segment

	Year ended as of December 31,
	2012						2011						2010
	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated	Bulk Material	Base Metals	Fertilizers	Logistic	Others	Consolidated
RESULTS
Gross revenues	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217
Cost and expenses	(17,542)	(6,135)	(3,036)	(1,591)	(838)	(29,142)	(16,422)	(6,350)	(2,753)	(1,467)	(958)	(27,950)	(13,325)	(5,916)	(1,669)	(1,120)	(354)	(22,384)
Research and development	(732)	(395)	(109)	(12)	(230)	(1,478)	(649)	(413)	(104)	(121)	(387)	(1,674)	(289)	(277)	(72)	(75)	(165)	(878)
Depreciation, depletion and amortization	(2,007)	(1,647)	(463)	(238)	(41)	(4,396)	(1,847)	(1,572)	(458)	(229)	(16)	(4,122)	(1,536)	(1,359)	(200)	(146)	(19)	(3,260)
Gain (Loss) on sale of assets	(377)	–	(114)	–	–	(491)	–	1,513	–	–	–	1,513	–	–	–	–	–	–
Impairment on assets	(1,029)	(2,848)	–	–	(146)	(4,023)	–	–	–	–	–	–	–	–	–	–	–	–

Operating income	13,975	(3,892)	55	(197)	(718)	9,223	27,986	2,805	232	(91)	(820)	30,112	21,064	648	(96)	124	(45)	21,695
Financial Result	(3,902)	195	(48)	(60)	14	(3,801)	(2,966)	(1)	(55)	(207)	(84)	(3,313)	(332)	(80)	32	(43)	(958)	(1,381)
Foreign exchange and monetary gains (losses), net
Discontinued operations, net of tax	–	–	–	–	–	–	–	–	–	–	–	–	–	(143)	–	–	–	(143)
Impairment on investments	–	(975)	–	–	(666)	(1,641)	–	–	–	–	–	–	–	–	–	–	–	–
Equity in results of affiliates and joint ventures and others investments	765	(19)	–	112	(218)	640	1,095	101	–	125	(186)	1,135	1,013	(10)	–	94	(110)	987
Income taxes	(389)	69	1,203	(18)	(32)	833	(4,202)	(954)	(114)	(12)	–	(5,282)	(3,980)	240	(12)	20	27	(3,705)
Noncontrolling interests	65	207	(54)	–	39	257	105	88	(31)	–	71	233	5	(209)	19	–	(4)	(189)

Net income attributable to the Company's stockholders	10,514	(4,415)	1,156	(163)	(1,581)	5,511	22,018	2,039	32	(185)	(1,019)	22,885	17,770	446	(57)	195	(1,090)	17,264

Sales classified by geographic destination:
Foreign market
America, other than United States	715	996	60	36	16	1,823	1,181	1,380	44	–	21	2,626	823	1,170	32	12	4	2,041
United States	108	1,137	53	–	36	1,334	98	1,571	1	–	2	1,672	77	740	–	–	15	832
Europe	5,834	2,194	148	–	23	8,199	8,815	2,456	153	–	62	11,486	6,833	2,067	4	–	44	8,948
Middle East/Africa/Oceania	1,550	96	7	–	–	1,653	1,767	150	1	–	1	1,919	1,569	217	11	–	–	1,797
Japan	4,202	722	–	–	7	4,931	5,987	1,243	–	–	8	7,238	3,859	1,371	–	–	10	5,240
China	16,743	895	–	–	–	17,638	20,086	1,235	–	–	99	21,420	16,088	923	–	–	24	17,035
Asia, other than Japan and China	2,947	1,009	91	–	2	4,049	3,640	1,394	35	–	1	5,070	2,712	1,445	8	–	9	4,174
Brazil	3,563	84	3,418	1,608	453	9,126	5,330	198	3,313	1,726	347	10,914	4,253	267	1,790	1,453	387	8,150

	35,662	7,133	3,777	1,644	537	48,753	46,904	9,627	3,547	1,726	541	62,345	36,214	8,200	1,845	1,465	493	48,217

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2012
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and Development	Pre Operating and Idle Capacity	Operating profit	Depreciation, depletion and amortization	Impairment on assets	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	27,202	(271)	26,931	(12,519)	(617)	–	13,795	(1,529)	–	12,266	35,849	7,691	92
Pellets	6,776	(216)	6,560	(2,387)	–	(321)	3,852	(235)	–	3,617	1,997	383	1,219
Manganese	592	(49)	543	(353)	–	–	190	(45)	–	145	299	177	–
Coal	1,092	–	1,092	(1,398)	(115)	(28)	(449)	(198)	(1,029)	(1,676)	3,496	1,082	281

	35,662	(536)	35,126	(16,657)	(732)	(349)	17,388	(2,007)	(1,029)	14,352	41,641	9,333	1,592
Base Metals
Nickel and other products(a)	5,975	–	5,975	(4,107)	(299)	(1,029)	540	(1,508)	(2,848)	(3,816)	28,060	2,792	31
Copper(b)	1,158	(2)	1,156	(876)	(96)	(121)	63	(139)	–	(76)	4,539	819	252
Aluminum products	–	–	–	–	–	–	–	–	–	–	–	–	2,369

	7,133	(2)	7,131	(4,983)	(395)	(1,150)	603	(1,647)	(2,848)	(3,892)	32,599	3,611	2,652
Fertilizers
Potash	308	(18)	290	(171)	(73)	–	46	(23)	–	23	2,228	1,333	–
Phosphates	2,583	(76)	2,507	(1,947)	(36)	(93)	431	(331)	–	100	7,539	293	–
Nitrogen	801	(102)	699	(618)	–	–	81	(109)	–	(28)	–	40	–
Others fertilizers products	85	(11)	74	–	–	–	74	–	–	74	331	12	–

	3,777	(207)	3,570	(2,736)	(109)	(93)	632	(463)	–	169	10,098	1,678	–
Logistics
Railroads	1,135	(199)	936	(1,012)	(12)	–	(88)	(182)	–	(270)	1,543	455	586
Ports	509	(58)	451	(322)	–	–	129	(56)	–	73	600	94	94
Ships	–	–	–	–	–	–	–	–	–	–	2,353	213	–

	1,644	(257)	1,387	(1,334)	(12)	–	41	(238)	–	(197)	4,496	762	680
Others	537	(57)	480	(781)	(230)	–	(531)	(41)	(146)	(718)	1,910	393	1,568
Loss on sale of assets	–	–	–	(491)	–	–	(491)	–	–	(491)	–	–	–

	48,753	(1,059)	47,694	(26,982)	(1,478)	(1,592)	17,642	(4,396)	(4,023)	9,223	90,744	15,777	6,492

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2011
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operating and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	36,910	(494)	36,416	(10,471)	(497)	–	25,448	(1,418)	24,030	32,944	7,409	112
Pellets	8,204	(266)	7,938	(3,209)	–	(106)	4,623	(196)	4,427	2,074	624	997
Manganese and ferroalloys	732	(56)	676	(594)	–	–	82	(69)	13	333	177	–
Coal	1,058	–	1,058	(1,125)	(152)	(101)	(320)	(164)	(484)	4,081	1,141	239

	46,904	(816)	46,088	(15,399)	(649)	(207)	29,833	(1,847)	27,986	39,432	9,351	1,348
Base Metals
Nickel and other products(a)	8,118	–	8,118	(4,328)	(254)	(976)	2,560	(1,487)	1,073	29,097	2,637	11
Copper(b)	1,126	(23)	1,103	(702)	(159)	(12)	230	(84)	146	4,178	1,226	234
Aluminum products	383	(5)	378	(304)	–	–	74	(1)	73	–	16	3,371

	9,627	(28)	9,599	(5,334)	(413)	(988)	2,864	(1,572)	1,292	33,275	3,879	3,616
Fertilizers
Potash	287	(14)	273	(239)	(50)	(26)	(42)	(45)	(87)	2,137	532	–
Phosphates	2,395	(95)	2,300	(1,634)	(54)	(72)	540	(297)	243	6,430	316	–
Nitrogen	782	(103)	679	(557)	–	–	122	(116)	6	896	180	–
Others fertilizers products	83	(13)	70	–	–	–	70	–	70	364	–	–

	3,547	(225)	3,322	(2,430)	(104)	(98)	690	(458)	232	9,827	1,028	–
Logistics
Railroads	1,265	(222)	1,043	(882)	(121)	–	40	(179)	(139)	1,307	213	551
Ports	461	(48)	413	(315)	–	–	98	(50)	48	576	347	–
Ships	–	–	–	–	–	–	–	–	–	2,485	308	114

	1,726	(270)	1,456	(1,197)	(121)	–	138	(229)	(91)	4,368	868	665
Others	541	(60)	481	(898)	(387)	–	(804)	(16)	(820)	1,993	949	2,464
Gain on sale of assets	–	–	–	1,513	–	–	1,513	–	1,513	–	–	–

	62,345	(1,399)	60,946	(23,745)	(1,674)	(1,293)	34,234	(4,122)	30,112	88,895	16,075	8,093

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Expressed in millions of United States dollars, unless otherwise stated

Operating segment

	Year ended in December 31, 2010
	Revenue	Value added tax	Net revenues	Cost and expenses	Research and development	Pre operation and idle capacity	Operating profit	Depreciation, depletion and amortization	Operating income	Property, plant and equipment	Additions to property, plant and equipment	Investments
Bulk Material
Iron ore	28,120	(366)	27,754	(8,856)	(226)	(18)	18,654	(1,307)	17,347	30,412	4,015	107
Pellets	6,402	(266)	6,136	(2,510)	–	(5)	3,621	(110)	3,511	1,445	353	1,058
Manganese and ferroalloys	922	(69)	853	(442)	–	–	411	(36)	375	316	28	–
Coal	770	–	770	(684)	(63)	(109)	(86)	(83)	(169)	3,020	499	223

	36,214	(701)	35,513	(12,492)	(289)	(132)	22,600	(1,536)	21,064	35,193	4,895	1,388
Base Metals
Nickel and other products(a)	4,712	–	4,712	(2,297)	(171)	(934)	1,310	(1,145)	165	28,623	1,880	23
Copper(b)	934	(29)	905	(475)	(95)	(51)	284	(87)	197	3,579	1,072	90
Aluminum products	2,554	(32)	2,522	(2,098)	(11)	–	413	(127)	286	395	342	152

	8,200	(61)	8,139	(4,870)	(277)	(985)	2,007	(1,359)	648	32,597	3,294	265
Fertilizers
Potash	280	(11)	269	(213)	(56)	–	–	(29)	(29)	474	355	–
Phosphates	1,211	(47)	1,164	(1,054)	(16)	–	94	(121)	(27)	7,560	438	–
Nitrogen	337	(43)	294	(285)	–	–	9	(50)	(41)	809	47	–
Others fertilizers products	17	(5)	12	(11)	–	–	1	–	1	146	3	–

	1,845	(106)	1,739	(1,563)	(72)	–	104	(200)	(96)	8,989	843	–
Logistics
Railroads	1,107	(183)	924	(641)	(75)	–	208	(123)	85	1,278	160	511
Ports	353	(47)	306	(236)	–	–	70	(23)	47	297	36	–
Ships	5	–	5	(13)	–	–	(8)	–	(8)	747	747	135

	1,465	(230)	1,235	(890)	(75)	–	270	(146)	124	2,322	943	646
Others	493	(90)	403	(264)	(165)	–	(26)	(19)	(45)	3,995	2,672	2,198

	48,217	(1,188)	47,029	(20,079)	(878)	(1,117)	24,955	(3,260)	21,695	83,096	12,647	4,497

(a)
Includes nickel co-products and by-products (copper, precious metals, cobalt and others).

(b)
Includes copper concentrate.

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of balances from transactions with major related parties

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Affiliated Companies and Joint Ventures
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	2	10	177	162
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	2	175	1	13
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	33	–	5
Baovale Mineração S.A.	14	28	8	20
Minas da Serra Geral S.A. ("MSG")	–	8	–	9
MRS Logística S.A.	44	45	50	20
Norsk Hydro ASA	405	72	489	80
Samarco Mineração S.A.	213	–	47	–
Mitsui & CO, LTD	22	46	–	37
Others	224	8	107	49

	926	425	879	395

Current	518	353	370	304
Long-term	408	72	509	91

Total	926	425	879	395

Schedule of balances included in the balance sheet classifications

	December 31, 2012		December 31, 2011
	Assets	Liabilities	Assets	Liabilities
Current assets
Accounts receivable	134	–	288	–
Loans and advances to related parties	384	–	82	–
Non-current assets
Loans and advances to related parties	408	–	509	–
Current liabilities
Suppliers	–	146	–	280
Loans from related parties	–	207	–	24
Non-current liabilities
Long-term debt	–	72	–	91

	926	425	879	395

Schedule of income and expenses from the principal transactions and financial operations carried out with major related parties

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Affiliated Companies and Joint Ventures
Companhia Nipo-Brasileira de Pelotização—NIBRASCO	–	80	–	151	–	149
Samarco Mineração S.A.	371	–	511	–	448	–
Companhia Ítalo-Brasileira de Pelotização—ITABRASCO	–	32	–	150	–	50
Companhia Hispano-Brasileira de Pelotização—HISPANOBRÁS	266	265	729	521	462	513
Companhia Coreano-Brasileira de Pelotização—KOBRASCO	–	70	–	98	–	117
Mineração Rio Norte S.A.	–	–	–	–	–	156
MRS Logística S.A.	14	702	16	759	16	561
Others	142	101	103	53	17	18

	793	1,250	1,359	1,732	943	1,564

Schedule of amounts included in the statement of income

	As of December 31,
	2012		2011		2010
	Income	Expenses	Income	Expenses	Income	Expenses
Sales / Cost of iron ore and pellets	624	469	1,337	952	910	785
Revenues / expense from logistic services	14	706	16	759	23	603
Sales / Cost of aluminum products	–	–	–	18	–	156
Financial income/expenses	14	7	6	3	10	20
Others	141	68	–	–	–	–

	793	1,250	1,359	1,732	943	1,564

Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative financial instruments
Assets and liabilities balances of derivatives measured at fair value and the effects of their recognition

	Assets				Liabilities
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	249	1	410	60	340	700	49	590
EuroBond Swap	–	39	–	–	4	18	4	32
Pre Dollar Swap	16	–	19	–	–	63	–	41
Treasury future	–	–	–	–	–	–	5	–

	265	40	429	60	344	781	58	663
Commodities price risk
Nickel
Fixed price program	–	–	1	–	2	–	1	–
Bunker Oil	–	–	4	–	–	–	–	–

	–	–	5	–	2	–	1	–
Embedded derivatives:
Gas	–	–	–	–	–	2	–	–

	–	–	–	–	–	2	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	–	1	–	–	–
Strategic Nickel	13	–	161	–	–	–	–	–
Foreign exchange cash flow hedge	3	5	–	–	–	–	14	–

	16	5	161	–	1	–	14	–

Total	281	45	595	60	347	783	73	663

Effects of derivatives

	Gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(315)	(92)	451	(325)	(337)	(956)	–	–	–
EURO floating rate vs. USD floating rate swap	–	–	(1)	–	–	1	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	(2)	–	4	3	–	–	–
EuroBond Swap	50	(30)	(5)	4	1	(1)	–	–	–
Pre Dollar Swap	(7)	(23)	4	(19)	(1)	(2)	–	–	–
Swap USD fixed rate vs. CDI	–	69	–	–	(68)	–	–	–	–
South African Rande Forward	–	(8)	–	–	8	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	–	3	–	(2)	(9)	–	–	–
Treasury Future	9	(12)	–	(3)	6	–	–	–	–
Swap Convertibles	–	–	37	–	–	(37)	–	–	–

	(263)	(96)	487	(343)	(389)	(1,001)	–	–	–
Commodities price risk
Nickel
Fixed price program	(1)	39	4	2	(41)	(7)	–	–	–
Strategic program	–	15	(87)	–	–	105	–	–	–
Copper	–	1	–	–	–	–	–	–	–
Aluminum	–	–	–	–	7	16	–	–	–
Bunker Oil	1	37	4	(5)	(48)	(34)	–	–	–
Coal	–	–	(4)	–	2	3	–	–	–
Maritime Freight Protection Program	–	–	(5)	–	2	(24)	–	–	–

	–	92	(88)	(3)	(78)	59	–	–	–
Embedded derivatives:
Gas	(2)	–	–	–	–	–	–	–	–
Energy—Aluminum options	–	(7)	(51)	–	–	–	–	–	–

	(2)	(7)	(51)	–	–	–	–	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	(1)	–	47	(1)	–	–
Aluminum	–	–	–	–	–	–	–	4	31
Strategic Nickel	172	49	(1)	(172)	(48)	–	(149)	211	(52)
Foreign exchange cash flow hedge	(27)	37	284	26	(50)	(330)	29	(60)	(5)

	145	86	283	(147)	(98)	(283)	(121)	155	(26)

Total	(120)	75	631	(493)	(565)	(1,225)	(121)	155	(26)

Final maturity dates

Interest rates / Currencies	January 2023
Gas	April 2016
Nickel	April 2013
Copper	April 2013

The Company and its operations (Details)	12 Months Ended
Dec. 31, 2012
Principal consolidated operating subsidiaries
Voting capital (as a percent)	51.00%
Compania Minera Miski Mayo S.A.C.
Principal consolidated operating subsidiaries
Ownership (as a percent)	40.00%
Voting capital (as a percent)	51.00%
Head office location	Peru
Principal activity	Fertilizer
Ferrovia Centro -Atlantica S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	99.99%
Voting capital (as a percent)	99.99%
Head office location	Brazil
Principal activity	Logistics
Ferrovia Norte Sul S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Logistics
Mineracao Corumbaense Reunida S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Iron Ore and Manganese
PT Vale Indonesia Tbk
Principal consolidated operating subsidiaries
Ownership (as a percent)	59.20%
Voting capital (as a percent)	59.20%
Head office location	Indonesia
Principal activity	Nickel
Sociedad Contractual Minera Tres Valles
Principal consolidated operating subsidiaries
Ownership (as a percent)	90.00%
Voting capital (as a percent)	90.00%
Head office location	Chile
Principal activity	Copper
Vale Australia Pty Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Australia
Principal activity	Coal
Vale Canada Limited
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Canada
Principal activity	Nickel
Vale Fertilizantes S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Fertilizer
Vale International Holdings GMBH
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Austria
Principal activity	Holding and Exploration
Vale International S.A
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Switzerland
Principal activity	Trading
Vale Manganes S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese and Ferroalloys
Vale Mina do Azul S. A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Brazil
Principal activity	Manganese
Vale Mocambique, S.A.
Principal consolidated operating subsidiaries
Ownership (as a percent)	95.00%
Voting capital (as a percent)	95.00%
Head office location	Mozambique
Principal activity	Coal
Vale Nouvelle-Caledonie SAS
Principal consolidated operating subsidiaries
Ownership (as a percent)	80.50%
Voting capital (as a percent)	80.50%
Head office location	New Caledonia
Principal activity	Nickel
Vale Oman Pelletizing Company LLC
Principal consolidated operating subsidiaries
Ownership (as a percent)	70.00%
Voting capital (as a percent)	70.00%
Head office location	Oman
Principal activity	Pellets
Vale Shipping Holding PTE Ltd.
Principal consolidated operating subsidiaries
Ownership (as a percent)	100.00%
Voting capital (as a percent)	100.00%
Head office location	Singapore
Principal activity	Logistics

Basis of consolidation (Details)	Dec. 31, 2012
Basis of consolidation
Voting capital (as a percent)	51.00%

Summary of significant accounting policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of significant accounting policies
Increase in the amount of sales of ore and metals		$ 1,955	$ 1,735
Foreign currency transaction and translation
Exchange rates used to translate assets and liabilities	2.0435	1.8683
Cash equivalents and short-term investments
Minimum maturity period to classify instruments as short-term investments	91 days
Maximum maturity period to classify instruments as short-term investments	360 days
Interest attributed to stockholders' equity
Maximum distributable interest attributable to stockholders equity expressed as percentage of net income	50.00%
Maximum distributable interest attributable to stockholders equity expressed as percentage of retained earnings plus revenue reserves	50.00%
Withholding tax rate on interest distribution to stockholders (as a percent)	15.00%
Railroads
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	3.73%
Buildings
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	1.50%
Installations
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	4.23%
Other equipment
Property, plant and equipment and intangible assets
Annual average rates for calculating depreciation on straight-line method (as a percent)	7.73%

Summary of significant accounting policies (Details 2) (Fertilizers)	12 Months Ended
Dec. 31, 2012 group
Fertilizers
Segment Reporting Information
Number of major groups of nutrients	3

Major acquisitions and divestitures (Details) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 31, 2012 Sell of manganese ferroalloys operations USD ($)	Dec. 31, 2012 Vale Manganese France SAS	Dec. 31, 2012 Vale Manganese Norway AS	Oct. 31, 2012 Vale Oman Pelletizing LLC USD ($)	Dec. 31, 2012 Belvedere Coal Project USD ($)	Dec. 31, 2012 Belvedere Coal Project AUD	Dec. 31, 2010 Mineracao Naque S.A.	Dec. 31, 2010 Vale Fosfatados	Dec. 31, 2012 Fertilizers Businesses USD ($)	Dec. 31, 2010 Fertilizers Businesses USD ($)	Jun. 30, 2012 Vale Coal Colombia Ltd. USD ($)	Dec. 31, 2012 Mineracoes Brasileiras Reunidas S.A. (MBR)	Dec. 31, 2012 Empreendimentos Brasileiros de Mineracao S. A. (EBM) USD ($)
Business acquisition
Business acquisition percentage of total capital acquired									78.92%	100.00%
Voting capital acquired (as a percent)							24.50%	24.50%	99.83%						10.46%
Purchase price							$ 156	150				$ 5,795
Ownership interest percentage after acquisition subject to government approvals							100.00%	100.00%
Additional consideration agreed to be paid							21	20
Contingent consideration							338
Differences between tax basis and carrying amounts of net assets acquired												0
Deferred tax liability attributable to differences between tax basis and carrying amounts of net assets acquired												0
Outstanding balance of the initially recognized deferred tax liability	(1,236)										1,236
Gain (loss) on sale of assets	491	(1,513)	22										355
Ownership percentage after acquisition														98.30%	96.70%
Noncontrolling interest in Stockholders Equity	1,635	1,894													62
Proceeds from sale of operations			160
Ownership (as a percent)				100.00%	100.00%
Ownership interest sold (as a percent)						30.00%
Sale price						71
Gain on sale of ownership interest						$ 63

Income taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes
Deferred tax assets attributable to reinvestment of undistributed earnings of foreign consolidated subsidiaries and affiliates	$ 0
Undistributed earnings of foreign consolidated subsidiaries and affiliates	26,800	26,300
Percentage change in tax rate in countries of operation	0.00%
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	5,422	26,799	20,314
Tax at Brazilian composite rate	(1,843)	(9,112)	(6,907)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	1,655	995
Difference on foreign tax jurisdiction rates	168	1,406	1,583
Tax incentives	204	704	642
Social contribution contingency payment		506
Reversal/Constitution of allowance for tax loss carryfoward	(228)	(297)
Reversal of deferred tax liability	1,236
Other non-taxable, income/non deductible expenses	(41)	(144)	(18)
Income taxes per consolidated statements of income	833	(5,282)	(3,705)
Brazil
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	6,210	21,267	16,586
Tax at Brazilian composite rate	(2,111)	(7,231)	(5,639)
Adjustments to derive effective tax rate:
Tax benefit on interest attributed to stockholders	1,337	1,655	995
Tax incentives	204	704	642
Social contribution contingency payment		506
Reversal/Constitution of allowance for tax loss carryfoward		129
Reversal of deferred tax liability	1,236
Other non-taxable, income/non deductible expenses	(41)	48	13
Income taxes per consolidated statements of income	625	(4,189)	(3,989)
Foreign
Summary of income tax expense reconciled to statutory rates
Income before discontinued operations, income taxes, equity results and noncontrolling interests	(788)	5,532	3,728
Tax at Brazilian composite rate	268	(1,881)	(1,268)
Adjustments to derive effective tax rate:
Difference on foreign tax jurisdiction rates	168	1,406	1,583
Reversal/Constitution of allowance for tax loss carryfoward	(228)	(426)
Other non-taxable, income/non deductible expenses		(192)	(31)
Income taxes per consolidated statements of income	$ 208	$ (1,093)	$ 284

Income taxes (Details 2)	12 Months Ended
Dec. 31, 2012
Vale and some subsidiaries in Brazil
Income taxes
Income tax incentives	10 years
Goro Project
Income taxes
Income tax incentives period, including income tax holiday	15 years
Partial income tax holiday following 15-year tax incentives	5 years
Income tax holiday during the five-year period following a full income tax holiday (as a percent)	50.00%
Brazil | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5 years
Restriction on loss carryforwards (as a percent)	30.00%
Indonesia | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10 years
Canada | Maximum
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7 years

Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the year	$ 263	$ 2,555	$ 396
Increase resulting from tax positions taken	20	1,076	2,130
Decrease resulting from tax positions taken	(26)	(3,409)	(24)
Cumulative translation adjustments	7	41	53
End of the year	264	263	2,555
Unrecognized tax benefits that, if recognized, would affect the entity annual effective tax rate	11	12
Interest and penalties recognized	9	(17)
Accrued interest and penalties	84	73
Current deferred tax assets
Accrued expenses deductible only when disbursed	356	203
Assets
Employee postretirement benefits provision	855	640
Tax loss carryforwards	2,610	1,709
Fair value of financial instruments	796	610
Impairment	1,269
Asset retirement obligation	450	389
Other temporary differences (mainly contingencies provisions)	686	794
Total Assets	6,666	4,142
Liabilities
Prepaid retirement benefit	(226)	(509)
Fair value adjustments in business combinations	(5,622)	(7,311)
Other temporary differences	(326)	(463)
Total Liabilities	(6,174)	(8,283)
Valuation allowance
Beginning balance	(919)	(110)
Translation adjustments	10
Change in allowance	(1,328)	809
Ending balance	(1,444)	(919)	(110)
Net non-current deferred tax liabilities	(952)	(5,060)
Asset	2,886	594
Liabilities	(3,538)	(5,654)
Net non-current deferred tax liabilities	$ (952)	$ (5,060)

Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 1,194	$ 945
Short-term investments	4,638	2,586
Cash and cash equivalents, Total	$ 5,832	$ 3,531	$ 7,584	$ 7,293

Short-term investment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Short-term investment
Time Deposits	$ 246
Short-term investment	$ 246

Account receivable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable
Additional allowances for doubtful accounts charged to statement of income	$ 34	$ 2	$ 23
Account receivable written-off	16	1	37
Customers
Accounts Receivable, Gross, Current	6,909	8,610
Allowance	(114)	(105)
Total	6,795	8,505
Denominated in Brazilian Reais
Customers
Accounts Receivable, Gross, Current	849	1,228
Denominated in other currencies, mainly US dollars
Customers
Accounts Receivable, Gross, Current	$ 6,060	$ 7,382
Steel industry accounts receivable | Customer
Accounts receivable
Percentage of concentration risk	71.20%	70.36%

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,662	$ 1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276
Inventory net	5,052	5,251
Provision for adjustment to market value for product nickel	0	14
Provision for adjustment to market value for product manganese	3	9
Provision for adjustment to market value for product copper	$ 3	$ 0

Recoverable Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recoverable Taxes
Income tax	$ 1,161	$ 814
Value-added tax	1,023	997
Others brazilian federal contributions	734	1,006
Total	2,918	2,817
Current	2,260	2,230
Non-current	$ 658	$ 587

Assets and liabilities held for sale (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Dec. 31, 2012
Assets held for sale
Accounts receivable	$ 14
Recoverable taxes	28
Inventories	20
Property, plant and equipment	404
Other	13
Total	479
Liabilities associated with assets held for sale
Suppliers	12
Deferred income tax	109
Other	60
Total	181
Sale of Araucaria operation
Sell manganese ferroalloys operations
Cash receivable under sale of business	$ 234
Percentage of CDI used to adjust accrued quarterly installments to be received	100.00%

Property, plant and equipment and intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Cost	$ 115,127	$ 111,174
Accumulated Depreciation	(23,361)	(21,144)
Net	91,766	90,030
Intangible assets, Cost	1,126	1,202
Intangible assets, accumulated Depreciation	(104)	(67)
Intangible assets, net	1,022	1,135
Loss on disposal of property, plant and equipment	216	223	623
Assets given in guarantee of judicial processes	96	97
Minimum
Property, plant and equipment
Defined useful lives	6 years
Maximum
Property, plant and equipment
Defined useful lives	30 years
Rights granted by the government-Ferrovia Norte Sul
Property, plant and equipment
Intangible assets, net	788
Off take-agreements
Property, plant and equipment
Intangible assets, net	234
Land
Property, plant and equipment
Cost	676	695
Net	676	695
Buildings
Property, plant and equipment
Cost	8,075	7,912
Accumulated Depreciation	(2,104)	(1,890)
Net	5,971	6,022
Installations
Property, plant and equipment
Cost	15,748	14,886
Accumulated Depreciation	(4,096)	(3,708)
Net	11,652	11,178
Equipment
Property, plant and equipment
Cost	11,640	12,549
Accumulated Depreciation	(4,373)	(4,243)
Net	7,267	8,306
Railroads
Property, plant and equipment
Cost	6,504	6,574
Accumulated Depreciation	(2,047)	(1,930)
Net	4,457	4,644
Mine development costs
Property, plant and equipment
Cost	27,778	26,955
Accumulated Depreciation	(6,102)	(5,180)
Net	21,676	21,775
Others
Property, plant and equipment
Cost	14,530	14,556
Accumulated Depreciation	(4,535)	(4,126)
Net	9,995	10,430
Property, plant and equipment excluding intangible assets and construction in progress
Property, plant and equipment
Cost	84,951	84,127
Accumulated Depreciation	(23,257)	(21,077)
Net	61,694	63,050
Construction in progress
Property, plant and equipment
Cost	29,050	25,845
Net	29,050	25,845
Jointly-owned hydroelectric plants
Property, plant and equipment
Cost	2,165	2,261
Depreciation in the year	480	428
Hydroelectric plant under construction
Property, plant and equipment
Cost	$ 10	$ 59

Impairment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Charges
Carrying amount	$ 9,831,000,000
Recoverable amount	4,167,000,000
Impairment charge	5,664,000,000
Value of shares	6,492,000,000	8,093,000,000	4,497,000,000
Norsk Hydro ASA
Impairment Charges
Stake in the entity (as a percent)	22.00%
Closing trading price of shares (in dollars per share)	$ 4.99
Value of shares	2,237,000,000
Thyssenkrupp CSA
Impairment Charges
Stake in the entity (as a percent)	26.87%
Onca Puma
Impairment Charges
Number of furnaces with problems	2
Number of furnaces which the entity had decided to rebuild	1
Others
Impairment Charges
Value of shares	1,568,000,000	2,464,000,000	2,198,000,000
Investment in affiliates and joint ventures
Impairment Charges
Carrying amount	4,248,000,000
Recoverable amount	2,607,000,000
Impairment charge	1,641,000,000
Investment in affiliates and joint ventures | Aluminum | Norsk Hydro ASA
Impairment Charges
Carrying amount	3,212,000,000
Recoverable amount	2,237,000,000
Impairment charge	975,000,000
Investment in affiliates and joint ventures | Steel | Thyssenkrupp CSA
Impairment Charges
Carrying amount	936,000,000
Recoverable amount	353,000,000
Impairment charge	583,000,000
Investment in affiliates and joint ventures | Energy | Vale Solucoes de Energia
Impairment Charges
Carrying amount	100,000,000
Recoverable amount	17,000,000
Impairment charge	83,000,000
Property, plant and equipment
Impairment Charges
Carrying amount	5,583,000,000
Recoverable amount	1,560,000,000
Impairment charge	4,023,000,000
Property, plant and equipment | Nickel | Onca Puma
Impairment Charges
Carrying amount	3,779,000,000
Recoverable amount	930,000,000
Impairment charge	2,849,000,000
Property, plant and equipment | Coal | Australia
Impairment Charges
Carrying amount	1,619,000,000
Recoverable amount	590,000,000
Impairment charge	1,029,000,000
Property, plant and equipment | Others
Impairment Charges
Carrying amount	185,000,000
Recoverable amount	40,000,000
Impairment charge	$ 145,000,000

Investments in affiliated companies, joint ventures and others investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in affiliated companies and joint ventures
Investments	$ 6,492	$ 8,093	$ 4,497
Goodwill	2,947	3,026
Equity in earnings (losses) of investee adjustments	640	1,135	987
Dividends received	460	1,038	1,161
Norte Energia S.A.
Investments in affiliated companies and joint ventures
Interest in capital, total (as a percent)	9.00%
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,592	1,348	1,388
Equity in earnings (losses) of investee adjustments	765	1,095	1,013
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,311	1,109
Equity in earnings (losses) of investee adjustments	722	1,025	956
Dividends received	280	924	989
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	281	239	223
Equity in earnings (losses) of investee adjustments	43	70	57
Dividends received	60		83
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.11%
Interest in capital, total (as a percent)	51.00%
Net equity	349
Net income (loss) of the year	42
Investments	178	173
Equity in earnings (losses) of investee adjustments	22	45	48
Dividends received	26	22	3
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.00%
Interest in capital, total (as a percent)	50.89%
Net equity	205
Net income (loss) of the year	74
Investments	104	115
Equity in earnings (losses) of investee adjustments	38	19	40
Dividends received	36	20
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	214
Net income (loss) of the year	52
Investments	107	78
Equity in earnings (losses) of investee adjustments	26	32	43
Dividends received	20	32	11
Bulk Material | Companhia Italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	51.00%
Interest in capital, total (as a percent)	50.90%
Net equity	125
Net income (loss) of the year	17
Investments	64	80
Equity in earnings (losses) of investee adjustments	8	47	18
Dividends received	18	38	25
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	53
Net income (loss) of the year	8
Investments	26	29
Equity in earnings (losses) of investee adjustments	2	3	6
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	1,380
Net income (loss) of the year	1,280
Investments	743	528
Goodwill	53	58
Equity in earnings (losses) of investee adjustments	639	878	798
Dividends received	179	812	950
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	55
Net income (loss) of the year	12
Investments	28	35
Equity in earnings (losses) of investee adjustments	6	8	4
Dividends received	1
Bulk Material | Zhuhai YPM Pellet e Co, Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	93
Net income (loss) of the year	3
Investments	23	23
Equity in earnings (losses) of investee adjustments	1		9
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	49.21%
Interest in capital, total (as a percent)	49.21%
Net equity	74
Net income (loss) of the year	(43)
Investments	38	48
Equity in earnings (losses) of investee adjustments	(20)	(7)	(10)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	1,365
Net income (loss) of the year	234
Investments	341	282
Equity in earnings (losses) of investee adjustments	59	85	76
Dividends received	60		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	(239)
Net income (loss) of the year	(62)
Investments	(60)	(43)
Equity in earnings (losses) of investee adjustments	(16)	(15)	(19)
Base Metals
Investments in affiliated companies and joint ventures
Investments	2,652	3,616	265
Equity in earnings (losses) of investee adjustments	(19)	101	(10)
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	132	144
Equity in earnings (losses) of investee adjustments	21	8	(2)
Dividends received	7		10
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	252	234
Equity in earnings (losses) of investee adjustments	(5)	(6)	(10)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	31	11
Equity in earnings (losses) of investee adjustments			2
Base Metals | Aluminum
Investments in affiliated companies and joint ventures
Investments	2,237	3,227
Equity in earnings (losses) of investee adjustments	(35)	99
Dividends received	47	52
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	680	665
Equity in earnings (losses) of investee adjustments	112	125	94
Dividends received	57	55	72
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	1,200	2,035
Equity in earnings (losses) of investee adjustments	(160)	(166)	(73)
Dividends received	9	7	7
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	368	429
Equity in earnings (losses) of investee adjustments	(58)	(20)	(37)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1	1
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	40.00%
Interest in capital, total (as a percent)	40.00%
Net equity	332
Net income (loss) of the year	53
Investments	132	144
Equity in earnings (losses) of investee adjustments	21	8	(2)
Dividends received	7		10
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	505
Net income (loss) of the year	(9)
Investments	252	234
Equity in earnings (losses) of investee adjustments	(5)	(6)	(10)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6	6
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	25.00%
Interest in capital, total (as a percent)	25.00%
Net equity	96
Investments	24	4
Equity in earnings (losses) of investee adjustments			2
Base Metals | Norsk Hydro ASA | Aluminum
Investments in affiliated companies and joint ventures
Investments	2,237	3,227
Equity in earnings (losses) of investee adjustments	(35)	99
Dividends received	47	52
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	31.33%
Interest in capital, total (as a percent)	31.33%
Net equity	281
Net income (loss) of the year	(29)
Investments	94	114
Equity in earnings (losses) of investee adjustments	(10)	(7)	4
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	46.75%
Interest in capital, total (as a percent)	47.59%
Net equity	1,231
Net income (loss) of the year	259
Investments	586	551
Equity in earnings (losses) of investee adjustments	122	132	90
Dividends received	57	55	72
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	334
Net income (loss) of the year	31
Investments	167	161
Equity in earnings (losses) of investee adjustments	16	14	12
Dividends received	9	7	7
Base Metals | Companhia Siderurgica do PECEMCSP - CSP | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	50.00%
Interest in capital, total (as a percent)	50.00%
Net equity	998
Net income (loss) of the year	(13)
Investments	499	267
Equity in earnings (losses) of investee adjustments	(7)	(3)
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica do Atlantico | Steel
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	26.87%
Interest in capital, total (as a percent)	26.87%
Net equity	5,273
Net income (loss) of the year	(628)
Investments	534	1,607
Equity in earnings (losses) of investee adjustments	(169)	(177)	(85)
Base Metals | Norte Energia S.A. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	9.00%
Interest in capital, total (as a percent)	9.00%
Net equity	1,335
Net income (loss) of the year	(23)
Investments	120	75
Equity in earnings (losses) of investee adjustments	(2)
Base Metals | Vale Solucoes em Energia (S.A.) | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Interest in capital, voting (as a percent)	53.13%
Interest in capital, total (as a percent)	53.13%
Net equity	134
Net income (loss) of the year	(266)
Investments	71	145
Equity in earnings (losses) of investee adjustments	(58)	(16)	(33)
Base Metals | Others | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	177	209
Equity in earnings (losses) of investee adjustments	$ 2	$ (4)	$ (4)

Short-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term debt
Short-term borrowings	$ 0	$ 22

Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term debt
Non-convertible debentures, current	$ 1,957
Long-term debt, current	3,468	1,495
Long Term debt, noncurrent	26,799	21,538
Foreign
Long-term debt
US dollars, current	601	496
US dollars, noncurrent	3,380	2,693
Others, current	14	9
Others, noncurrent	261	52
Fixed Rate Notes - US dollar denominated, current	124	410
Fixed Rate Notes - US dollar denominated, noncurrent	13,457	10,073
Fixed Rate Notes - EUR denominated, noncurrent	1,979	970
Accrued charges, current	324	221
Long-term debt, current	1,063	1,136
Long Term debt, noncurrent	19,077	13,788
Brazil
Long-term debt
Brazilian Reais indexed to Brazilian long-term interest rate - TJLP/CDI and General Price Index-Market (IGP-M), current	175	247
Accrued charges, current	101	112
Brazilian Reais indexed to Brazilian long-term interest rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	6,066	5,245
Basket of currencies, current	2
Basket of currencies, noncurrent	10
Non-convertible debentures, current	1,957
Non-convertible debentures, noncurrent	379	2,505
US dollars denominated, current	170
US dollars denominated, noncurrent	1,267
Long-term debt, current	2,405	359
Long Term debt, noncurrent	$ 7,722	$ 7,750

Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of Long-term Debt
2014	$ 1,371
2015	1,204
2016	1,884
2017 and after	22,340
Long Term debt, noncurrent	$ 26,799	$ 21,538

Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Annual interest rates on long-term debt
Long-term debt	$ 30,267
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.51%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	5,443
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	5,691
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	12,393
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	4,921
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	1,338
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	481
Over 5.1%
Annual interest rates on long-term debt
Total cost of derivative transactions	8,227
Amount which includes above original interest rate	$ 7,890
Over 5.1% | Non US Dollar Debt
Annual interest rates on long-term debt
Average cost of debt not denominated in US dollars after derivative contracting (as a percent)	3.16%

Long-term debt (Details 4) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($) rate	Dec. 31, 2011 USD ($) rate	Dec. 31, 2010 rate	Dec. 31, 2012 Nonconvertible debentures USD ($)	Dec. 31, 2011 Nonconvertible debentures USD ($)	Dec. 31, 2012 2nd Series USD ($) debenture	Dec. 31, 2011 2nd Series USD ($)	Dec. 31, 2012 Tranche B - Salobo USD ($) debenture	Dec. 31, 2011 Tranche B - Salobo USD ($)	Sep. 30, 2012 5.625% Notes due in 2042 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 USD ($)	Jul. 31, 2012 3.75% Notes due in 2023 EUR (€)	Apr. 30, 2012 Notes due 2022 USD ($)	Jan. 31, 2012 Notes due 2022 USD ($)	Oct. 31, 2012 Export credit note mature in 2022 USD ($)	Oct. 31, 2012 Export credit note mature in 2022 BRL
Non-convertible debentures denominated in Brazilian Reais
Issued (in debentures)						400,000		5
Outstanding (in debentures)						400,000		5
Reference rate for variable interest rate	LIBOR					100% CDI		IGP-DI
Non-convertible debentures, margin rate (as a percent)						0.25%		6.50%
Balance	$ 2,352	$ 2,531				$ 1,973	$ 2,167	$ 379	$ 364
Short-term portion	1,957
Long-term portion				379	2,505
Accrued charges				16	26
Indexation rates applied to debt
TJLP - Long-Term Interest Rate (effective rate as a percent)	5.70%	6.00%	6.00%
IGP-M - General Price Index - Market (in rates)	7.6	5	10.9
Appreciation (devaluation) of Real against US dollar (in rates)	(8.6)	(10.8)	4.5
Notes issued										$ 1,500	$ 919	€ 750	$ 1,250	$ 1,000	$ 1,200	2,500
Sale price of bonds as percentage of face value													101.35%	98.80%
Coupon rate of the bond issued (as a percent)										5.63%	3.75%	3.75%	4.38%	4.38%
Issue price (as a percent)										99.20%	99.61%	99.61%

Long-term debt (Details 5) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Export Development Canada USD ($)	Dec. 31, 2011 Export Development Canada USD ($)	Dec. 31, 2010 Export Development Canada USD ($)	Dec. 31, 2012 NEXI USD ($)	Dec. 31, 2011 NEXI USD ($)	Dec. 31, 2010 NEXI USD ($)	Dec. 31, 2012 JBIC USD ($)	Dec. 31, 2012 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2011 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2010 Vale Fertilizantes, 9 years USD ($)	Dec. 31, 2012 PSI 4,50% USD ($)	Dec. 31, 2011 PSI 4,50% USD ($)	Dec. 31, 2010 PSI 4,50% USD ($)	Dec. 31, 2012 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2011 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2010 Vale Fertilizantes, 8 years USD ($)	Dec. 31, 2012 PSI 5,50% USD ($)	Dec. 31, 2011 PSI 5,50% USD ($)	Dec. 31, 2012 BNDES - CLN 150 Mtpy project finance USD ($) mtpy	Dec. 31, 2012 BNDES - CLN 150 Mtpy project finance BRL mtpy	Dec. 31, 2012 Vale Fertilizantes, 6 years USD ($)	Dec. 31, 2012 PSI 2,50% USD ($)	Aug. 31, 2012 Bilateral Pre-Export Finance Agreement USD ($)	Dec. 31, 2012 Export Import Bank of China and the Bank of China Limited USD ($) item	Dec. 31, 2011 Export Import Bank of China and the Bank of China Limited USD ($)	Dec. 31, 2010 Export Import Bank of China and the Bank of China Limited USD ($)	Dec. 31, 2012 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2011 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2010 Banco Nacional De Desenvolvimento Economico Social USD ($)	Dec. 31, 2012 Vale S.A., Vale Canada Limited and Vale International USD ($)	Dec. 31, 2012 Korean Trade Insurance Corporation USD ($) item	Dec. 31, 2011 Korean Trade Insurance Corporation USD ($)
Debt Instrument
Amount available under the facility, maximum																					$ 1,900	3,900			$ 150
Maturity term of bilateral pre-export financing agreement																									5 years
Estimated nominal capacity of northern system railway (in tons per year)																					150	150
Maturity period			10 years			5 years			5 years	9 years			10 years			8 years			10 years		10 years	10 years	6 years	10 years		13 years			5 years			5 years	12 years
Amount drawn			975	500	250	300	300	150		20	18	18	343	258	100	110	109	91	43	43	1,032	2,100	44			837	467	291	1,753	1,368	941		409	161
Amount available for investments from the facility			1,000			2,000			3,000	20			379			121			50		1,900		44	89		1,229			3,572			3,000	528
Secured Debt	$ 1,450	$ 648
Number of Shipyards																																	2
Number of capesize bulkers acquired																																	2
Number of large ore carriers acquired																										12							5

Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 BRL	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Dec. 31, 2012 vote	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Preferred Class A	Nov. 30, 2011 Preferred Class A USD ($)	Jun. 30, 2012 Common stock	Nov. 30, 2011 Common stock USD ($)
Stockholders' equity
Number of Votes per common and preferred class A stock share per person						1
Number of preferred special shares held with The Brazilian Government						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)						25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)						25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital						6.00%
Dividend percentage for preferred stockholders if greater than 6%						3.00%
Approval of dividends on capital	$ 1,670	3,405
Approval of dividends on capital per common and preferred share outstanding (in dollars per share)	$ 0.324136216
Approval of interest on capital	1,330	2,710		3,000
Approval of interest on capital per common and preferred share outstanding (in dollars per share)	$ 0.258006563			$ 0.588547644
Debt conversion
Shares acquired							120,987,980	69,880,400		81,451,900		39,536,080
Shares acquired average purchase price (in dollars per share)										$ 24.09		$ 26.25
Aggregate purchase price of shares repurchased					3,000
Number of converted shares									40,241,968		15,839,592
Number of treasury stocks used for conversion (in shares)			56,081,560			56,081,560
Adjustments in additional paid in capital related to note conversion			$ (251)

Stockholders' equity (Details 2) (USD $)	1 Months Ended
May 31, 2012
Vale - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.463648
Vale P - 2012
Class of Stock
Additional remuneration paid to holders of the mandatorily convertible notes	$ 1.692869

Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 5,511	$ 22,885	$ 17,407
Discontinued operations, net of tax			(143)
Net income attributable to the Company's stockholders	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)
Net income for the year adjusted	5,448	22,718	17,131
Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Weighted Average Number of Shares, Treasury Stock		65,701	65,701
Total (in shares)	5,105,670	5,181,093	5,245,806
Earnings per preferred share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per common share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per convertible note linked to preferred share (in dollars per share)		$ 6.39	$ 4.76
Earnings per convertible note linked to common share (in dollars per share)		$ 8.15	$ 6.52
Common stock
Earnings per share
Income available to convertible notes		80	59
Weighted average number of shares outstanding	3,172,179	3,197,063	3,210,023
Weighted Average Number of Shares, Treasury Stock		18,416	18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes		$ 205	$ 153
Weighted average number of shares outstanding	1,933,491	1,984,030	2,035,783
Weighted Average Number of Shares, Treasury Stock		47,285	47,285

Pension plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Investments in portfolio of stock	Dec. 31, 2011 Investments in portfolio of stock	Dec. 31, 2012 Investments in debentures	Dec. 31, 2011 Investments in debentures	Dec. 31, 2012 Equity investments from related parties	Dec. 31, 2011 Equity investments from related parties	Dec. 31, 2012 Securities of the Federal government	Dec. 31, 2011 Securities of the Federal government	May 31, 2000 Vale Mais Plan	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan	Dec. 31, 2012 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2011 Vale Canada Limited Defined Benefit Plan Securities of the government of Canada	Dec. 31, 2012 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2011 Vale Fertilizantes and Ultrafertil Securities of the Federal government	Dec. 31, 2012 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2012 Overfunded pension plans Brazil	Dec. 31, 2011 Overfunded pension plans Brazil	Dec. 31, 2012 Underfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2012 Underfunded pension plans Brazil	Dec. 31, 2011 Underfunded pension plans Brazil	Dec. 31, 2012 Underfunded pension plans Foreign	Dec. 31, 2011 Underfunded pension plans Foreign	Dec. 31, 2012 Underfunded other benefits	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2012 Underfunded other benefits Brazil	Dec. 31, 2011 Underfunded other benefits Brazil	Dec. 31, 2012 Underfunded other benefits Foreign	Dec. 31, 2011 Underfunded other benefits Foreign
Pension plans
Minimum percentage of active employees who decided to migrate to the new pension plan											98.00%
Change in benefit obligation
Benefit obligation at beginning of year																	$ 4,611	$ 3,623				$ 4,562	$ 5,667						$ 1,694	$ 1,601
Transfers																	(1,500)	1,132				1,500	(1,132)
Service cost																	26	18	2			87	79	59					36	32	27
Interest cost																	310	517				408	272						102	102
Plan amendment																						4	2							(23)
Assumptions changes																	432	141				375	39						58	10
Effect of curtailment																													(34)
Benefits paid/ Actual distribution																	(236)	(345)				(435)	(363)						(76)	(82)
Plan settlements																						(119)	(26)						(26)	(8)
Effect of exchange rate changes																	(272)	(539)				(83)	(138)						3	(67)
Actuarial loss																	222	64				717	162						266	129
Benefit obligation at end of year																	3,567	4,611	3,623			7,044	4,562	5,667					2,022	1,694	1,601
Change in plan assets
Fair value of plan assets at beginning of year			300	340	57	63	2	84	3,882	3,552			483	653	191	149	6,277	5,585				3,662	4,645						1	13
Transfers																	(1,612)	1,105				1,612	(1,105)
Actual return on plan assets																	372	573				745	125
Employer contributions												342						65				222	512						76	82
Benefits paid/ Actual distribution																	(236)	(345)				(435)	(363)						(76)	(82)
Plan settlements																						(109)	(26)							(11)
Effect of exchange rate changes																	(390)	(706)				(93)	(126)							(1)
Fair value of plan assets at end of year			300	340	57	63	2	84	3,882	3,552			483	653	191	149	4,411	6,277	5,585			5,604	3,662	4,645					1	1	13
Funded Status and Financial Position
Noncurrent assets																	844	1,666
Current liabilities	(205)	(147)																				(116)	(69)						(89)	(78)
Non-current liabilities	(3,256)	(2,446)																				(1,324)	(831)						(1,932)	(1,615)
Funded status																	844	1,666				(1,440)	(900)						(2,021)	(1,693)
Assumptions used (nominal terms)
Discount rate to determine benefit obligation (as a percent)																				8.90%	10.78%				9.04%	11.30%	4.16%	5.08%				9.05%	11.30%	4.20%	5.10%
Discount rate to determine net cost (as a percent)																				8.90%	10.78%				9.45%	11.30%	5.08%	5.43%				9.40%	11.30%	4.20%	5.10%
Expected return on plan assets (as a percent)																				12.48%	14.25%				12.55%	13.79%	6.21%	6.51%						6.50%	6.50%
Rate of compensation increase - up to 47 years (as a percent)																				8.15%	8.15%				8.15%	8.15%	4.04%	4.10%						3.00%	3.00%
Rate of compensation increase - over 47 years (as a percent)																				5.00%	5.00%				5.00%	5.00%	4.04%	4.10%						3.00%	3.00%
Threshold age																				47 years	47 years				47 years	47 years	47 years	47 years						47 years	47 years
Inflation (as a percent)																				5.00%	5.00%				5.00%	5.00%	2.00%	2.00%				5.00%	5.00%	2.00%	2.00%
Health care cost trend rate (as a percent)																																8.15%	8.15%
Initial health care cost trend rate (as a percent)																																		7.01%	7.22%
Ultimate health care cost trend rate (as a percent)																																		4.49%	4.49%
Pension costs
Service cost - benefits earned during the year																	26	18	2			87	79	59					36	32	27
Interest cost on projected benefit obligation																	424	517	329			296	272	361					102	102	97
Expected return on assets																	(766)	(785)	(531)			(312)	(258)	(321)
Amortizations and (gain) / loss																						47	24	18					(17)	(35)	(14)
Transfer																	4					(4)
Net deferral																			(1)
Net pension cost (credit)																	(312)	(250)	(201)			114	117	117					121	99	110
Accumulated benefit obligation
Accumulated benefit obligation																	3,567	4,610				6,935	4,404						2,022	1,694
Projected benefit obligation																	3,567	4,611	3,623			7,044	4,562	5,667					2,022	1,694	1,601
Fair value of plan assets			(300)	(340)	(57)	(63)	(2)	(84)	(3,882)	(3,552)			(483)	(653)	(191)	(149)	(4,411)	(6,277)	(5,585)			(5,604)	(3,662)	(4,645)					(1)	(1)	(13)
Impact of 1% variation in assumed health care cost trend rate
1% increase in accumulated postretirement benefit obligation (APBO)	360	258
1% decrease in accumulated postretirement benefit obligation (APBO)	(281)	(206)
1% increase in interest and service costs	31	22
1% decrease in interest and service costs	(19)	(18)
Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit																						(9)	(15)
Net actuarial (loss) / gain																	(1,052)	(181)				(1,272)	(885)						193	292
Effect of exchange rate changes																	13	(24)				(5)	3
Deferred income tax																	353	70				346	249						(70)	(76)
Amounts recognized in other cumulative comprehensive income (deficit)																	(686)	(135)				(940)	(648)						123	216
Change in Other Cumulative Comprehensive Income (Deficit)
Net prior service (cost) / credit not yet recognized in NPPC at beginning of year																						(9)	(14)
Net actuarial (loss) / gain not yet recognized in NPPC at beginning of year																	(205)	242				(888)	(629)						292	334
Deferred income tax at beginning of year																	70	(82)				249	201						(76)	(111)
Effect of initial recognition of cumulative comprehensive income (deficit)																	(135)	160				(648)	(442)						216	223
Reclassification
Amortization of net transition (obligation) / asset																							(5)
Amortization of net prior service (cost) / credited																						4	5
Amortization of net actuarial (loss) / gain																						106	19						80	2
Total net actuarial (loss) / gain arising during year																	(874)	(423)				(468)	(290)						(179)	(48)
Transfers																	18					(18)
Effect of exchange rate changes																	13	(24)				(4)	17							4
Deferred income tax																	292	152				88	48						6	35
Amounts recognized in other cumulative comprehensive income (deficit)																	(686)	(135)				(940)	(648)						123	216
Expected employer contributions	$ 407

Pension plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended																																																																																																																																					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans	Dec. 31, 2010 Overfunded pension plans	Dec. 31, 2011 Overfunded pension plans Cash and cash equivalents	Dec. 31, 2012 Overfunded pension plans Accounts Receivable	Dec. 31, 2011 Overfunded pension plans Accounts Receivable	Dec. 31, 2012 Overfunded pension plans Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2011 Overfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2012 Overfunded pension plans Debt securities - Government bonds	Dec. 31, 2011 Overfunded pension plans Debt securities - Government bonds	Dec. 31, 2012 Overfunded pension plans Investment funds - Fixed Income	Dec. 31, 2011 Overfunded pension plans Investment funds - Fixed Income	Dec. 31, 2012 Overfunded pension plans Investment funds - Equity	Dec. 31, 2011 Overfunded pension plans Investment funds - Equity	Dec. 31, 2012 Overfunded pension plans International investments	Dec. 31, 2011 Overfunded pension plans International investments	Dec. 31, 2012 Overfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2011 Overfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2012 Overfunded pension plans Real estate	Dec. 31, 2011 Overfunded pension plans Real estate	Dec. 31, 2012 Overfunded pension plans Loans to Participants	Dec. 31, 2011 Overfunded pension plans Loans to Participants	Dec. 31, 2012 Overfunded pension plans Structured investments - Real estate funds	Dec. 31, 2011 Overfunded pension plans Structured investments - Real estate funds	Dec. 31, 2012 Overfunded pension plans Level 1	Dec. 31, 2011 Overfunded pension plans Level 1	Dec. 31, 2011 Overfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2012 Overfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2011 Overfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2012 Overfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2011 Overfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2012 Overfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2011 Overfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2012 Overfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2011 Overfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2012 Overfunded pension plans Level 1 International investments	Dec. 31, 2011 Overfunded pension plans Level 1 International investments	Dec. 31, 2012 Overfunded pension plans Level 2	Dec. 31, 2011 Overfunded pension plans Level 2	Dec. 31, 2012 Overfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2011 Overfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2012 Overfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2011 Overfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2012 Overfunded pension plans Level 3	Dec. 31, 2011 Overfunded pension plans Level 3	Dec. 31, 2010 Overfunded pension plans Level 3	Dec. 31, 2012 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2011 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2010 Overfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2012 Overfunded pension plans Level 3 Real estate	Dec. 31, 2011 Overfunded pension plans Level 3 Real estate	Dec. 31, 2010 Overfunded pension plans Level 3 Real estate	Dec. 31, 2012 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2011 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Overfunded pension plans Level 3 Loans to Participants	Dec. 31, 2012 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2011 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2010 Overfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2012 Underfunded pension plans	Dec. 31, 2011 Underfunded pension plans	Dec. 31, 2010 Underfunded pension plans	Dec. 31, 2012 Underfunded pension plans Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Accounts Receivable	Dec. 31, 2011 Underfunded pension plans Accounts Receivable	Dec. 31, 2012 Underfunded pension plans Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2011 Underfunded pension plans Debt securities - Corporate bonds	Dec. 31, 2012 Underfunded pension plans Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Investment funds - Equity	Dec. 31, 2012 Underfunded pension plans International investments	Dec. 31, 2011 Underfunded pension plans International investments	Dec. 31, 2012 Underfunded pension plans Structured investments - Private Equity funds	Dec. 31, 2012 Underfunded pension plans Real estate	Dec. 31, 2012 Underfunded pension plans Loans to Participants	Dec. 31, 2012 Underfunded pension plans Level 1	Dec. 31, 2011 Underfunded pension plans Level 1	Dec. 31, 2012 Underfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Level 1 Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2011 Underfunded pension plans Level 1 Accounts Receivable	Dec. 31, 2012 Underfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Level 1 Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Level 1 Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Level 1 Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 1 Investment funds - Equity	Dec. 31, 2012 Underfunded pension plans Level 1 International investments	Dec. 31, 2012 Underfunded pension plans Level 2	Dec. 31, 2011 Underfunded pension plans Level 2	Dec. 31, 2012 Underfunded pension plans Level 2 Cash and cash equivalents	Dec. 31, 2011 Underfunded pension plans Level 2 Cash and cash equivalents	Dec. 31, 2012 Underfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2011 Underfunded pension plans Level 2 Equity securities - liquid	Dec. 31, 2012 Underfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2011 Underfunded pension plans Level 2 Debt securities - Corporate bonds	Dec. 31, 2012 Underfunded pension plans Level 2 Debt securities - Government bonds	Dec. 31, 2011 Underfunded pension plans Level 2 Debt securities - Government bonds	Dec. 31, 2012 Underfunded pension plans Level 2 Investment funds - Fixed Income	Dec. 31, 2011 Underfunded pension plans Level 2 Investment funds - Fixed Income	Dec. 31, 2012 Underfunded pension plans Level 2 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 2 Investment funds - Equity	Dec. 31, 2011 Underfunded pension plans Level 2 International investments	Dec. 31, 2012 Underfunded pension plans Level 3	Dec. 31, 2010 Underfunded pension plans Level 3	Dec. 31, 2012 Underfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2010 Underfunded pension plans Level 3 Structured investments - Private Equity funds	Dec. 31, 2012 Underfunded pension plans Level 3 Real estate	Dec. 31, 2010 Underfunded pension plans Level 3 Real estate	Dec. 31, 2012 Underfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Underfunded pension plans Level 3 Loans to Participants	Dec. 31, 2010 Underfunded pension plans Level 3 Structured investments - Real estate funds	Dec. 31, 2012 Underfunded other benefits	Dec. 31, 2011 Underfunded other benefits	Dec. 31, 2010 Underfunded other benefits	Dec. 31, 2012 Underfunded other benefits Cash and cash equivalents	Dec. 31, 2011 Underfunded other benefits Cash and cash equivalents	Dec. 31, 2012 Underfunded other benefits Level 1	Dec. 31, 2011 Underfunded other benefits Level 1	Dec. 31, 2012 Underfunded other benefits Level 1 Cash and cash equivalents	Dec. 31, 2011 Underfunded other benefits Level 1 Cash and cash equivalents	Dec. 31, 2012 Brazil item	Dec. 31, 2012 Brazil Overfunded pension plans Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Loans to Participants	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Fixed Income	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Fixed Income	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Equity	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Equity	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan International investments	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan International investments	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Structured investments	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds Minimum	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Structured investments - Private Equity funds Maximum	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Real estate	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Old Plan Loans to Participants	Dec. 31, 2011 Brazil Overfunded pension plans Old Plan Loans to Participants	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan item	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Fixed Income	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Fixed Income	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Equity	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Equity	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan International investments	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan International investments	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Structured investments	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds Minimum	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Structured investments - Private Equity funds Maximum	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Real estate	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Real estate	Dec. 31, 2012 Brazil Overfunded pension plans Vale Mais Plan Loans to Participants	Dec. 31, 2011 Brazil Overfunded pension plans Vale Mais Plan Loans to Participants	Dec. 31, 2012 Brazil Underfunded pension plans	Dec. 31, 2012 Foreign Underfunded pension plans Fixed Income	Dec. 31, 2012 Foreign Underfunded pension plans Equity	Dec. 31, 2012 Foreign Underfunded pension plans PT Inco Equity
Pension plans
Number of asset classes																																																																																																																																						6
Number of Investments Committees that approves Investment Policy Statements																																																																																																																																						2
Target allocation (as a percent)																																																																																																																																									55.00%	56.00%	57.00%	25.00%	24.00%	1.00%	1.00%	6.00%	6.00%	6.00%	2.00%	10.00%	8.00%	8.00%	4.00%	4.00%	55.00%	55.00%	56.00%	24.00%	24.00%	1.00%	0.50%	4.00%	3.50%	3.50%	1.00%	10.00%	7.00%	6.00%	10.00%	10.00%		40.00%	60.00%	20.00%
Average nominal return (as a percent)																																																																																																																																																																									17.00%
Average nominal return term																																																																																																																																																																									7 years
Return target in 2013 (as a percent)																																																																																																																																							12.00%	12.00%										11.00%																11.00%
Number of options of asset classes mix																																																																																																																																																									4
Total		$ 6,179	$ 8,105		$ 2	$ 5	$ 15	$ 1,129	$ 1,508	$ 272	$ 560	$ 1,976	$ 2,134	$ 1,678	$ 2,292	$ 252	$ 539	$ 14	$ 13	$ 192	$ 194	$ 458	$ 482	$ 195	$ 345	$ 8	$ 21	$ 5,053	$ 6,420	$ 2	$ 5	$ 15	$ 1,128	$ 1,425	$ 1,976	$ 2,134	$ 1,678	$ 2,292	$ 252	$ 539	$ 14	$ 13	$ 273	$ 643	$ 1	$ 83	$ 272	$ 560	$ 853	$ 1,042		$ 192	$ 194		$ 458	$ 482		$ 195	$ 345		$ 8	$ 21		$ 6,514	$ 3,662		$ 89	$ 41	$ 4	$ 11	$ 1,585	$ 1,232	$ 511	$ 259	$ 993	$ 660	$ 2,018	$ 1,007	$ 922	$ 450	$ 4	$ 2	$ 43	$ 138	$ 207	$ 4,240	$ 1,805	$ 55	$ 17	$ 4	$ 11	$ 1,566	$ 1,231	$ 509	$ 33	$ 1,592	$ 439	$ 510	$ 74	$ 4	$ 1,886	$ 1,857	$ 34	$ 24	$ 19	$ 1	$ 511	$ 259	$ 484	$ 627	$ 426	$ 568	$ 412	$ 376	$ 2	$ 388		$ 43		$ 138		$ 207			$ 1	$ 1		$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Funds not related to risk plans		(1,768)	(1,828)																																																													(910)
Fair value of plan assets at end of year		$ 4,411	$ 6,277	$ 5,585																																													$ 853	$ 1,042	$ 617	$ 192	$ 194	$ 128	$ 458	$ 482	$ 288	$ 195	$ 345	$ 182	$ 8	$ 21	$ 19	$ 5,604	$ 3,662	$ 4,645																																																		$ 388	$ 204	$ 43	$ 15	$ 138	$ 37	$ 207	$ 151	$ 1	$ 1	$ 1	$ 13
Percentage of asset classes mix in fixed income under option one	100.00%
Percentage of asset classes mix in fixed income under option two	80.00%
Percentage of asset classes mix in equities under option two	20.00%
Percentage of asset classes mix in fixed income under option three	65.00%
Percentage of asset classes mix in equities under option three	35.00%
Percentage of asset classes mix in equities under option four	60.00%
Percentage of asset classes mix in equities under option four	40.00%

Pension plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Overfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	$ 6,277	$ 5,585
Cumulative translation adjustment	(390)	(706)
Fair value of plan assets at end of year	4,411	6,277
Overfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	1,042	617
Actual return on plan assets	151	120
Assets sold during the year	(134)	(140)
Assets purchases, sales and settlements	195	288
Cumulative translation adjustment	(71)	(89)
Transfers in and/or out of Level 3	(330)	246
Fair value of plan assets at end of year	853	1,042
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	194	128
Actual return on plan assets	13	(8)
Assets sold during the year	(19)	(1)
Assets purchases, sales and settlements	75	37
Cumulative translation adjustment	(15)	(16)
Transfers in and/or out of Level 3	(56)	54
Fair value of plan assets at end of year	192	194
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	21	19
Actual return on plan assets	(8)
Cumulative translation adjustment	(1)	(2)
Transfers in and/or out of Level 3	(4)	4
Fair value of plan assets at end of year	8	21
Overfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	482	288
Actual return on plan assets	120	79
Assets sold during the year	(31)	(22)
Assets purchases, sales and settlements	27	135
Cumulative translation adjustment	(38)	(35)
Transfers in and/or out of Level 3	(102)	37
Fair value of plan assets at end of year	458	482
Overfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	345	182
Actual return on plan assets	26	49
Assets sold during the year	(84)	(117)
Assets purchases, sales and settlements	93	116
Cumulative translation adjustment	(17)	(36)
Transfers in and/or out of Level 3	(168)	151
Fair value of plan assets at end of year	195	345
Underfunded pension plans
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year	3,662	4,645
Cumulative translation adjustment	(93)	(126)
Fair value of plan assets at end of year	5,604	3,662
Underfunded pension plans | Level 3
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		204
Actual return on plan assets	63
Assets sold during the year	(81)
Assets purchases, sales and settlements	152
Cumulative translation adjustment	(7)
Transfers in and/or out of Level 3	261	(204)
Fair value of plan assets at end of year	388
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		15
Actual return on plan assets	1
Assets sold during the year	(6)
Assets purchases, sales and settlements	34
Cumulative translation adjustment	(3)
Transfers in and/or out of Level 3	17	(15)
Fair value of plan assets at end of year	43
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		1
Assets sold during the year	(1)
Transfers in and/or out of Level 3	1	(1)
Underfunded pension plans | Level 3 | Real estate
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		37
Actual return on plan assets	35
Assets sold during the year	(3)
Assets purchases, sales and settlements	12
Cumulative translation adjustment	12
Transfers in and/or out of Level 3	82	(37)
Fair value of plan assets at end of year	138
Underfunded pension plans | Level 3 | Loans to Participants
Fair value measurements using significant unobservable inputs Level 3
Fair value of plan assets at beginning of year		151
Actual return on plan assets	27
Assets sold during the year	(71)
Assets purchases, sales and settlements	106
Cumulative translation adjustment	(16)
Transfers in and/or out of Level 3	161	(151)
Fair value of plan assets at end of year	$ 207

Pension plans (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y Participants	Dec. 31, 2011 Y Participants
Overfunded pension plans
Estimated future benefit payments
2013	226
2014	223
2015	219
2016	215
2017	211
2018 and thereafter	981
Overfunded pension plans | Active participants
Summary of participant data
Number	14	202
Average age - years	52	50
Average service - years	28	27
Overfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	16,740	18,380
Average age - years	67	66
Underfunded pension plans
Estimated future benefit payments
2013	565
2014	457
2015	464
2016	472
2017	479
2018 and thereafter	2,398
Underfunded pension plans | Active participants
Summary of participant data
Number	76,511	67,951
Average age - years	36	36
Average service - years	7	7
Underfunded pension plans | Terminated vested participants
Summary of participant data
Number	6,519	5,815
Average age - years	47	39
Underfunded pension plans | Retirees and beneficiaries
Summary of participant data
Number	19,245	18,189
Average age - years	70	71
Underfunded other benefits
Estimated future benefit payments
2013	95
2014	96
2015	99
2016	100
2017	101
2018 and thereafter	490
Underfunded other benefits | Active participants
Summary of participant data
Number	11,727	74,729
Average age - years	40	36
Average service - years	7	8
Underfunded other benefits | Retirees and beneficiaries
Summary of participant data
Number	31,737	32,663
Average age - years	68	64

Long-term incentive compensation plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term incentive plan, purchase of preferred shares
Long-term Incentive Compensation Plan
Benefits provided to participants on allocation at other than market conditions	$ 0
Holding period of purchased shares	3 years
Total shares linked to long-term incentive compensation plan	4,426,046	3,012,538
Long-term incentive, issuance of shares
Long-term Incentive Compensation Plan
Long-term incentive compensation plan amortization period	3 years
Recognized liability under long-term incentive compensation plan	$ 87	$ 109	$ 120

Commitments and Litigation provisions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Oct. 31, 2012 Vale New Caledonia S.A.S. Option to purchase shares of VNC Sumic	Dec. 31, 2012 Bank Guarantee Vale New Caledonia S.A.S.
Description of put option and other commitments
Operate term of assets associated with Girardin Act lease	5 years
Percentage of shares held by Sumic Nickel Netherlands B.V in VNC			21.00%
Percentage of shares held after dilution of interest			14.50%
Put option exercise description		$ 4,600,000,000
Letters of credit and guarantees				$ 820,000,000

Commitments and Litigation provisions (Details 2)	1 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended																1 Months Ended		3 Months Ended
	Oct. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Dec. 31, 2012 USD ($) debenture	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012	Jan. 02, 2013 Norte Energia USD ($)	Jan. 02, 2013 Norte Energia BRL	Dec. 31, 2012 Norte Energia USD ($)	Dec. 31, 2012 Norte Energia BRL	Dec. 31, 2012 Brazilian federal tax authority USD ($) item	Dec. 31, 2011 Brazilian federal tax authority USD ($)	Dec. 31, 2012 Pellet plants USD ($) item	Dec. 31, 2011 Pellet plants USD ($)	Dec. 31, 2010 Pellet plants USD ($)	Dec. 31, 2012 Pellet plants Minimum	Dec. 31, 2012 Pellet plants Maximum	Dec. 31, 2012 Railroads USD ($)	Dec. 31, 2011 Railroads USD ($)	Dec. 31, 2010 Railroads USD ($)	Dec. 31, 2012 Labor and social security claims USD ($)	Dec. 31, 2011 Labor and social security claims USD ($)	Dec. 31, 2012 Civil claims USD ($)	Dec. 31, 2011 Civil claims USD ($)	Dec. 31, 2012 Tax - related actions USD ($)	Dec. 31, 2011 Tax - related actions USD ($)	Dec. 31, 2012 Other Contingencies USD ($)	Dec. 31, 2011 Other Contingencies USD ($)	Sep. 30, 2012 Transportation expenditures USD ($)	Sep. 30, 2012 Transportation expenditures BRL	Dec. 31, 2012 Transportation expenditures USD ($)
Provision for Litigation and the related judicial deposits
Provision for Litigation			$ 2,065,000,000	$ 1,686,000,000																	$ 748,000,000	$ 751,000,000	$ 287,000,000	$ 248,000,000	$ 996,000,000	$ 654,000,000	$ 34,000,000	$ 33,000,000			$ 519,000,000
Judicial deposits			1,515,000,000	1,464,000,000																	903,000,000	895,000,000	172,000,000	151,000,000	435,000,000	413,000,000	5,000,000	5,000,000
Contingencies settled and recognized provisions
Contingencies settled			182,000,000	331,000,000																											147,000,000
Recognized provision, Classified as other operating expenses			694,000,000	284,000,000	141,000,000																								542,000,000	1,100,000,000
Loss contingency having no provision, estimate of possible loss			21,016,000,000	22,449,000,000																	1,728,000,000	1,922,000,000	1,124,000,000	1,484,000,000	16,492,000,000	17,967,000,000	1,672,000,000	1,076,000,000
Loss contingency provision for estimate of possible loss			0
Tax assessments issued											5
Amount of tax paid											5,933,000,000	6,644,000,000
Interest and penalties			84,000,000	73,000,000							9,277,000,000	9,781,000,000
Total amount of tax paid											15,210,000,000	16,425,000,000
Decline in income tax liability											815,000,000
Description of Leasing Arrangements
Lease period																3 years	10 years	30 years
Renewable lease period													3 years					30 years
Number of leased pellet plants													4
Future minimum rental payments
2013													74,000,000					85,000,000
2014													78,000,000					85,000,000
2015													76,000,000					85,000,000
2016													74,000,000					85,000,000
2017 thereafter													51,000,000					845,000,000
Total minimum payments required													353,000,000					1,185,000,000
Total expenses													205,000,000	349,000,000	365,000,000			89,000,000	87,000,000	90,000,000
Maximum borrowing capacity									11,010,000,000	22,500,000,000
Participation ownership percentage up to which guarantee on amount withdrawn is committed to be provided									9.00%	9.00%
Shares offered in pledge (in dollars)									2,000,000,000	4,100,000,000
Amount of guarantee provided							218,000,000	470,000,000	126,000,000	282,000,000
Amount of guarantee provided before increase							92,000,000	188,000,000
Stockholders' Debentures
Number of debentures issued			388,559,056
Par value of debentures issued (in BRL cents per debenture)						0.01
Carrying value of debentures			1,653,000,000	1,336,000,000
Debentures remuneration paid	4,000,000	6,000,000
Changes in the provisions for asset retirement obligations
Beginning of year			1,770,000,000	1,368,000,000	1,116,000,000
Accretion expense			167,000,000	125,000,000	113,000,000
Liabilities settled in the current year			(25,000,000)	(57,000,000)	(45,000,000)
Revisions in estimated cash flows			560,000,000	420,000,000	125,000,000
Cumulative translation adjustment			(69,000,000)	(86,000,000)	59,000,000
End of year			2,403,000,000	1,770,000,000	1,368,000,000
Current liabilities			70,000,000	73,000,000	75,000,000
Non-current liabilities			2,333,000,000	1,697,000,000	1,293,000,000
Total			$ 2,403,000,000	$ 1,770,000,000	$ 1,368,000,000

Other expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other expenses
Litigation	$ 694	$ 284	$ 141
Provision for loss assets	366	278	108
Fundacao Vale do Rio Doce - FVRD	37	123	55
Damage cost	65	98
Pre operating, stoppage and start up	1,592	1,293	1,117
Others	894	734	784
Other operating expenses	$ 3,648	$ 2,810	$ 2,205

Fair value disclosure of financial assets and liabilities (Details) (Recurring basis, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	$ 7	$ 7
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	(1,653)	(1,336)
Fair value
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	7	7
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	(1,653)	(1,336)
Level 1
Balances of assets and liabilities measured at fair value on a recurring basis
Available-for-sale securities	7	7
Level 2
Balances of assets and liabilities measured at fair value on a recurring basis
Unrealized losses on derivatives	(804)	(81)
Stockholders' debentures	$ (1,653)	$ (1,336)

Fair value disclosure of financial assets and liabilities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated fair value measurement
Long-term debt less accrued charges	$ (30,267)
Fair Value Disclosures of Financial Assets and Liabilities
Accrued charges	425	333
Carrying Amount
Estimated fair value measurement
Long-term debt less accrued charges	(29,842)	(22,700)
Perpetual Notes	(72)	(80)
Fair value
Estimated fair value measurement
Long-term debt less accrued charges	(32,724)	(24,312)
Perpetual Notes	(72)	(80)
Level 1
Estimated fair value measurement
Long-term debt less accrued charges	(25,817)	(18,181)
Level 2
Estimated fair value measurement
Long-term debt less accrued charges	(6,907)	(6,131)
Perpetual Notes	$ (72)	$ (80)

Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Results by segment
Gross revenues	$ 48,753	$ 62,345	$ 48,217
Cost and expenses	(29,142)	(27,950)	(22,384)
Research and development	(1,478)	(1,674)	(878)
Depreciation, depletion and amortization	(4,396)	(4,122)	(3,260)
Gain (Loss) on sale of assets	(491)	1,513
Impairment on assets	(4,023)
Operating income	9,223	30,112	21,695
Total non-operating income (expenses)	(3,801)	(3,313)	(1,381)
Discontinued operations, net of tax			(143)
Impairment on investments	(1,641)
Equity in results of affiliates and joint ventures and other investments	640	1,135	987
Income taxes	833	(5,282)	(3,705)
Net income (loss) attributable to noncontrolling interests	257	233	(189)
Net income attributable to the Company's stockholders	5,511	22,885	17,264
Bulk Material
Results by segment
Gross revenues	35,662	46,904	36,214
Cost and expenses	(17,542)	(16,422)	(13,325)
Research and development	(732)	(649)	(289)
Depreciation, depletion and amortization	(2,007)	(1,847)	(1,536)
Gain (Loss) on sale of assets	(377)
Impairment on assets	(1,029)
Operating income	13,975	27,986	21,064
Total non-operating income (expenses)	(3,902)	(2,966)	(332)
Equity in results of affiliates and joint ventures and other investments	765	1,095	1,013
Income taxes	(389)	(4,202)	(3,980)
Net income (loss) attributable to noncontrolling interests	65	105	5
Net income attributable to the Company's stockholders	10,514	22,018	17,770
Base Metals
Results by segment
Gross revenues	7,133	9,627	8,200
Cost and expenses	(6,135)	(6,350)	(5,916)
Research and development	(395)	(413)	(277)
Depreciation, depletion and amortization	(1,647)	(1,572)	(1,359)
Gain (Loss) on sale of assets		1,513
Impairment on assets	(2,848)
Operating income	(3,892)	2,805	648
Total non-operating income (expenses)	195	(1)	(80)
Discontinued operations, net of tax			(143)
Impairment on investments	(975)
Equity in results of affiliates and joint ventures and other investments	(19)	101	(10)
Income taxes	69	(954)	240
Net income (loss) attributable to noncontrolling interests	207	88	(209)
Net income attributable to the Company's stockholders	(4,415)	2,039	446
Fertilizers
Results by segment
Gross revenues	3,777	3,547	1,845
Cost and expenses	(3,036)	(2,753)	(1,669)
Research and development	(109)	(104)	(72)
Depreciation, depletion and amortization	(463)	(458)	(200)
Gain (Loss) on sale of assets	(114)
Operating income	55	232	(96)
Total non-operating income (expenses)	(48)	(55)	32
Income taxes	1,203	(114)	(12)
Net income (loss) attributable to noncontrolling interests	(54)	(31)	19
Net income attributable to the Company's stockholders	1,156	32	(57)
Logistic
Results by segment
Gross revenues	1,644	1,726	1,465
Cost and expenses	(1,591)	(1,467)	(1,120)
Research and development	(12)	(121)	(75)
Depreciation, depletion and amortization	(238)	(229)	(146)
Operating income	(197)	(91)	124
Total non-operating income (expenses)	(60)	(207)	(43)
Equity in results of affiliates and joint ventures and other investments	112	125	94
Income taxes	(18)	(12)	20
Net income attributable to the Company's stockholders	(163)	(185)	195
Others
Results by segment
Gross revenues	537	541	493
Cost and expenses	(838)	(958)	(354)
Research and development	(230)	(387)	(165)
Depreciation, depletion and amortization	(41)	(16)	(19)
Impairment on assets	(146)
Operating income	(718)	(820)	(45)
Total non-operating income (expenses)	14	(84)	(958)
Impairment on investments	(666)
Equity in results of affiliates and joint ventures and other investments	(218)	(186)	(110)
Income taxes	(32)		27
Net income (loss) attributable to noncontrolling interests	39	71	(4)
Net income attributable to the Company's stockholders	$ (1,581)	$ (1,019)	$ (1,090)

Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales classified by geographic destination:
Gross revenues	$ 48,753	$ 62,345	$ 48,217
America, other than United States
Sales classified by geographic destination:
Gross revenues	1,823	2,626	2,041
United States
Sales classified by geographic destination:
Gross revenues	1,334	1,672	832
Europe
Sales classified by geographic destination:
Gross revenues	8,199	11,486	8,948
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,653	1,919	1,797
Japan
Sales classified by geographic destination:
Gross revenues	4,931	7,238	5,240
China
Sales classified by geographic destination:
Gross revenues	17,638	21,420	17,035
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	4,049	5,070	4,174
Brazil
Sales classified by geographic destination:
Gross revenues	9,126	10,914	8,150
Bulk Material
Sales classified by geographic destination:
Gross revenues	35,662	46,904	36,214
Bulk Material | America, other than United States
Sales classified by geographic destination:
Gross revenues	715	1,181	823
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	108	98	77
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	5,834	8,815	6,833
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	1,550	1,767	1,569
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	4,202	5,987	3,859
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	16,743	20,086	16,088
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	2,947	3,640	2,712
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	3,563	5,330	4,253
Base Metals
Sales classified by geographic destination:
Gross revenues	7,133	9,627	8,200
Base Metals | America, other than United States
Sales classified by geographic destination:
Gross revenues	996	1,380	1,170
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	1,137	1,571	740
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	2,194	2,456	2,067
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	96	150	217
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	722	1,243	1,371
Base Metals | China
Sales classified by geographic destination:
Gross revenues	895	1,235	923
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	1,009	1,394	1,445
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	84	198	267
Fertilizers
Sales classified by geographic destination:
Gross revenues	3,777	3,547	1,845
Fertilizers | America, other than United States
Sales classified by geographic destination:
Gross revenues	60	44	32
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	53	1
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	148	153	4
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	7	1	11
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	91	35	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	3,418	3,313	1,790
Logistic
Sales classified by geographic destination:
Gross revenues	1,644	1,726	1,465
Logistic | America, other than United States
Sales classified by geographic destination:
Gross revenues	36		12
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	1,608	1,726	1,453
Others
Sales classified by geographic destination:
Gross revenues	537	541	493
Others | America, other than United States
Sales classified by geographic destination:
Gross revenues	16	21	4
Others | United States
Sales classified by geographic destination:
Gross revenues	36	2	15
Others | Europe
Sales classified by geographic destination:
Gross revenues	23	62	44
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues		1
Others | Japan
Sales classified by geographic destination:
Gross revenues	7	8	10
Others | China
Sales classified by geographic destination:
Gross revenues		99	24
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	2	1	9
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 453	$ 347	$ 387

Segment and geographical information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating segment
Revenue	$ 48,753	$ 62,345	$ 48,217
Taxes on revenues	(1,059)	(1,399)	(1,188)
Net operating revenues	47,694	60,946	47,029
Costs and expenses	(26,982)	(23,745)	(20,079)
Research and development expenses	(1,478)	(1,674)	(878)
Pre Operating and Idle Capacity	(1,592)	(1,293)	(1,117)
Operating profit	17,642	34,234	24,955
Depreciation, depletion and amortization	(4,396)	(4,122)	(3,260)
Impairment on assets	(4,023)
Operating income	9,223	30,112	21,695
Property, plant and equipment, net	90,744	88,895	83,096
Additions to property, plant and equipment	15,777	16,075	12,647
Investments	6,492	8,093	4,497
Bulk Material
Operating segment
Revenue	35,662	46,904	36,214
Taxes on revenues	(536)	(816)	(701)
Net operating revenues	35,126	46,088	35,513
Costs and expenses	(16,657)	(15,399)	(12,492)
Research and development expenses	(732)	(649)	(289)
Pre Operating and Idle Capacity	(349)	(207)	(132)
Operating profit	17,388	29,833	22,600
Depreciation, depletion and amortization	(2,007)	(1,847)	(1,536)
Impairment on assets	(1,029)
Operating income	14,352	27,986	21,064
Property, plant and equipment, net	41,641	39,432	35,193
Additions to property, plant and equipment	9,333	9,351	4,895
Investments	1,592	1,348	1,388
Bulk Material | Iron ore
Operating segment
Revenue	27,202	36,910	28,120
Taxes on revenues	(271)	(494)	(366)
Net operating revenues	26,931	36,416	27,754
Costs and expenses	(12,519)	(10,471)	(8,856)
Research and development expenses	(617)	(497)	(226)
Pre Operating and Idle Capacity			(18)
Operating profit	13,795	25,448	18,654
Depreciation, depletion and amortization	(1,529)	(1,418)	(1,307)
Operating income	12,266	24,030	17,347
Property, plant and equipment, net	35,849	32,944	30,412
Additions to property, plant and equipment	7,691	7,409	4,015
Investments	92	112	107
Bulk Material | Pellets
Operating segment
Revenue	6,776	8,204	6,402
Taxes on revenues	(216)	(266)	(266)
Net operating revenues	6,560	7,938	6,136
Costs and expenses	(2,387)	(3,209)	(2,510)
Pre Operating and Idle Capacity	(321)	(106)	(5)
Operating profit	3,852	4,623	3,621
Depreciation, depletion and amortization	(235)	(196)	(110)
Operating income	3,617	4,427	3,511
Property, plant and equipment, net	1,997	2,074	1,445
Additions to property, plant and equipment	383	624	353
Investments	1,219	997	1,058
Bulk Material | Manganese
Operating segment
Revenue	592
Taxes on revenues	(49)
Net operating revenues	543
Costs and expenses	(353)
Operating profit	190
Depreciation, depletion and amortization	(45)
Operating income	145
Property, plant and equipment, net	299
Additions to property, plant and equipment	177
Bulk Material | Manganese and Ferroalloys
Operating segment
Revenue		732	922
Taxes on revenues		(56)	(69)
Net operating revenues		676	853
Costs and expenses		(594)	(442)
Operating profit		82	411
Depreciation, depletion and amortization		(69)	(36)
Operating income		13	375
Property, plant and equipment, net		333	316
Additions to property, plant and equipment		177	28
Bulk Material | Coal
Operating segment
Revenue	1,092	1,058	770
Net operating revenues	1,092	1,058	770
Costs and expenses	(1,398)	(1,125)	(684)
Research and development expenses	(115)	(152)	(63)
Pre Operating and Idle Capacity	(28)	(101)	(109)
Operating profit	(449)	(320)	(86)
Depreciation, depletion and amortization	(198)	(164)	(83)
Impairment on assets	(1,029)
Operating income	(1,676)	(484)	(169)
Property, plant and equipment, net	3,496	4,081	3,020
Additions to property, plant and equipment	1,082	1,141	499
Investments	281	239	223
Base Metals
Operating segment
Revenue	7,133	9,627	8,200
Taxes on revenues	(2)	(28)	(61)
Net operating revenues	7,131	9,599	8,139
Costs and expenses	(4,983)	(5,334)	(4,870)
Research and development expenses	(395)	(413)	(277)
Pre Operating and Idle Capacity	(1,150)	(988)	(985)
Operating profit	603	2,864	2,007
Depreciation, depletion and amortization	(1,647)	(1,572)	(1,359)
Impairment on assets	(2,848)
Operating income	(3,892)	1,292	648
Property, plant and equipment, net	32,599	33,275	32,597
Additions to property, plant and equipment	3,611	3,879	3,294
Investments	2,652	3,616	265
Base Metals | Nickel (co-products and by-products)
Operating segment
Revenue	5,975	8,118	4,712
Net operating revenues	5,975	8,118	4,712
Costs and expenses	(4,107)	(4,328)	(2,297)
Research and development expenses	(299)	(254)	(171)
Pre Operating and Idle Capacity	(1,029)	(976)	(934)
Operating profit	540	2,560	1,310
Depreciation, depletion and amortization	(1,508)	(1,487)	(1,145)
Impairment on assets	(2,848)
Operating income	(3,816)	1,073	165
Property, plant and equipment, net	28,060	29,097	28,623
Additions to property, plant and equipment	2,792	2,637	1,880
Investments	31	11	23
Base Metals | Copper concentrate
Operating segment
Revenue	1,158	1,126	934
Taxes on revenues	(2)	(23)	(29)
Net operating revenues	1,156	1,103	905
Costs and expenses	(876)	(702)	(475)
Research and development expenses	(96)	(159)	(95)
Pre Operating and Idle Capacity	(121)	(12)	(51)
Operating profit	63	230	284
Depreciation, depletion and amortization	(139)	(84)	(87)
Operating income	(76)	146	197
Property, plant and equipment, net	4,539	4,178	3,579
Additions to property, plant and equipment	819	1,226	1,072
Investments	252	234	90
Base Metals | Aluminum products.
Operating segment
Revenue		383	2,554
Taxes on revenues		(5)	(32)
Net operating revenues		378	2,522
Costs and expenses		(304)	(2,098)
Research and development expenses			(11)
Operating profit		74	413
Depreciation, depletion and amortization		(1)	(127)
Operating income		73	286
Property, plant and equipment, net			395
Additions to property, plant and equipment		16	342
Investments	2,369	3,371	152
Fertilizers
Operating segment
Revenue	3,777	3,547	1,845
Taxes on revenues	(207)	(225)	(106)
Net operating revenues	3,570	3,322	1,739
Costs and expenses	(2,736)	(2,430)	(1,563)
Research and development expenses	(109)	(104)	(72)
Pre Operating and Idle Capacity	(93)	(98)
Operating profit	632	690	104
Depreciation, depletion and amortization	(463)	(458)	(200)
Operating income	169	232	(96)
Property, plant and equipment, net	10,098	9,827	8,989
Additions to property, plant and equipment	1,678	1,028	843
Fertilizers | Potash
Operating segment
Revenue	308	287	280
Taxes on revenues	(18)	(14)	(11)
Net operating revenues	290	273	269
Costs and expenses	(171)	(239)	(213)
Research and development expenses	(73)	(50)	(56)
Pre Operating and Idle Capacity		(26)
Operating profit	46	(42)
Depreciation, depletion and amortization	(23)	(45)	(29)
Operating income	23	(87)	(29)
Property, plant and equipment, net	2,228	2,137	474
Additions to property, plant and equipment	1,333	532	355
Fertilizers | Phosphates
Operating segment
Revenue	2,583	2,395	1,211
Taxes on revenues	(76)	(95)	(47)
Net operating revenues	2,507	2,300	1,164
Costs and expenses	(1,947)	(1,634)	(1,054)
Research and development expenses	(36)	(54)	(16)
Pre Operating and Idle Capacity	(93)	(72)
Operating profit	431	540	94
Depreciation, depletion and amortization	(331)	(297)	(121)
Operating income	100	243	(27)
Property, plant and equipment, net	7,539	6,430	7,560
Additions to property, plant and equipment	293	316	438
Fertilizers | Nitrogen
Operating segment
Revenue	801	782	337
Taxes on revenues	(102)	(103)	(43)
Net operating revenues	699	679	294
Costs and expenses	(618)	(557)	(285)
Operating profit	81	122	9
Depreciation, depletion and amortization	(109)	(116)	(50)
Operating income	(28)	6	(41)
Property, plant and equipment, net		896	809
Additions to property, plant and equipment	40	180	47
Fertilizers | Others Fertilizers Products
Operating segment
Revenue	85	83	17
Taxes on revenues	(11)	(13)	(5)
Net operating revenues	74	70	12
Costs and expenses			(11)
Operating profit	74	70	1
Operating income	74	70	1
Property, plant and equipment, net	331	364	146
Additions to property, plant and equipment	12		3
Logistic
Operating segment
Revenue	1,644	1,726	1,465
Taxes on revenues	(257)	(270)	(230)
Net operating revenues	1,387	1,456	1,235
Costs and expenses	(1,334)	(1,197)	(890)
Research and development expenses	(12)	(121)	(75)
Operating profit	41	138	270
Depreciation, depletion and amortization	(238)	(229)	(146)
Operating income	(197)	(91)	124
Property, plant and equipment, net	4,496	4,368	2,322
Additions to property, plant and equipment	762	868	943
Investments	680	665	646
Logistic | Railroads
Operating segment
Revenue	1,135	1,265	1,107
Taxes on revenues	(199)	(222)	(183)
Net operating revenues	936	1,043	924
Costs and expenses	(1,012)	(882)	(641)
Research and development expenses	(12)	(121)	(75)
Operating profit	(88)	40	208
Depreciation, depletion and amortization	(182)	(179)	(123)
Operating income	(270)	(139)	85
Property, plant and equipment, net	1,543	1,307	1,278
Additions to property, plant and equipment	455	213	160
Investments	586	551	511
Logistic | Ports
Operating segment
Revenue	509	461	353
Taxes on revenues	(58)	(48)	(47)
Net operating revenues	451	413	306
Costs and expenses	(322)	(315)	(236)
Operating profit	129	98	70
Depreciation, depletion and amortization	(56)	(50)	(23)
Operating income	73	48	47
Property, plant and equipment, net	600	576	297
Additions to property, plant and equipment	94	347	36
Investments	94
Logistic | Ships
Operating segment
Revenue			5
Net operating revenues			5
Costs and expenses			(13)
Operating profit			(8)
Operating income			(8)
Property, plant and equipment, net	2,353	2,485	747
Additions to property, plant and equipment	213	308	747
Investments		114	135
Others
Operating segment
Revenue	537	541	493
Taxes on revenues	(57)	(60)	(90)
Net operating revenues	480	481	403
Costs and expenses	(781)	(898)	(264)
Research and development expenses	(230)	(387)	(165)
Operating profit	(531)	(804)	(26)
Depreciation, depletion and amortization	(41)	(16)	(19)
Impairment on assets	(146)
Operating income	(718)	(820)	(45)
Property, plant and equipment, net	1,910	1,993	3,995
Additions to property, plant and equipment	393	949	2,672
Investments	1,568	2,464	2,198
Loss on Sale of Assets
Operating segment
Costs and expenses	(491)
Operating profit	(491)
Operating income	(491)
Gain on Sale of Assets
Operating segment
Costs and expenses		1,513
Operating profit		1,513
Operating income		$ 1,513

Related party transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Assets	$ 926	$ 879
Liabilities	425	395
Assets, Current	518	370
Liability, Current	353	304
Assets, Long-term	408	509
Liabilities, Long-term	72	91
Current assets
Accounts receivable	134	288
Loans and advances to related parties	384	82
Non-current assets
Loans and advances to related parties	408	509
Current liabilities
Suppliers	146	280
Loans from related parties	207	24
Non-current liabilities
Liabilities, Long-term	72	91
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Assets	2	177
Liabilities	10	162
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Assets	2	1
Liabilities	175	13
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Liabilities	33	5
Baovale Mineracao S.A.
Related party transactions
Assets	14	8
Liabilities	28	20
Minas da Serra Geral S.A. (MSG)
Related party transactions
Liabilities	8	9
MRS Logistica S.A.
Related party transactions
Assets	44	50
Liabilities	45	20
Norsk Hydro ASA
Related party transactions
Assets	405	489
Liabilities	72	80
Samarco Mineracao S.A.
Related party transactions
Assets	213	47
Mitsui & CO, LTD
Related party transactions
Assets	22
Liabilities	46	37
Others
Related party transactions
Assets	224	107
Liabilities	$ 8	$ 49

Related party transactions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related party transactions
Income	$ 793	$ 1,359	$ 943
Expense	1,250	1,732	1,564
Sales of ores and metals	41,730	55,156	41,158
Cost of iron ore and pellets	20,581	19,854	15,062
Revenues from logistic services	1,644	1,726	1,465
Cost of logistic services	1,399	1,402	1,040
Cost of aluminum products		289	2,108
Financial income	401	718	290
Financial expenses	2,414	2,465	2,646
Others expenses	894	734	784
Loans payable	72	91
Cash and cash equivalents	5,832	3,531	7,584	7,293
Related parties
Related party transactions
Sales of ores and metals	624	1,337	910
Cost of iron ore and pellets	469	952	785
Revenues from logistic services	14	16	23
Cost of logistic services	706	759	603
Cost of aluminum products		18	156
Financial income	14	6	10
Financial expenses	7	3	20
Others income	141
Others expenses	68
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Expense	80	151	149
Samarco Mineracao S.A.
Related party transactions
Income	371	511	448
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Expense	32	150	50
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Income	266	729	462
Expense	265	521	513
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Expense	70	98	117
Mineracao Rio Norte SA
Related party transactions
Expense			156
MRS Logistica S.A.
Related party transactions
Income	14	16	16
Expense	702	759	561
Others
Related party transactions
Income	142	103	17
Expense	101	53	18
Banco Nacional de Desevolvimento Social
Related party transactions
Loans payable	3,951
Interest expenses	41
BNDES Participacoes S.A
Related party transactions
Loans payable	825
Interest expenses	14
Banco Bradesco S.A.
Related party transactions
Cash and cash equivalents	33
Amount of effect of operations in results	$ 1

Derivative financial instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Short-term Assets	Dec. 31, 2011 Short-term Assets	Dec. 31, 2012 Long-term Assets	Dec. 31, 2011 Long-term Assets	Dec. 31, 2012 Short-term Liabilities	Dec. 31, 2011 Short-term Liabilities	Dec. 31, 2012 Long Term Liabilities	Dec. 31, 2011 Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Short-term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk EuroBond Swap Long Term Liabilities	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Short-term Assets	Dec. 31, 2012 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Pre Dollar Swap Long Term Liabilities	Dec. 31, 2011 Non-designated Foreign exchange and interest rate risk Treasury future Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Assets	Dec. 31, 2012 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Assets	Dec. 31, 2012 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Fixed price program Short-term Liabilities	Dec. 31, 2011 Non-designated Commodities price risk Bunker Oil Short-term Assets	Dec. 31, 2012 Non-designated Embedded derivatives Long Term Liabilities	Dec. 31, 2012 Non-designated Embedded derivatives Gas Long Term Liabilities	Dec. 31, 2012 Designated Short-term Assets	Dec. 31, 2011 Designated Short-term Assets	Dec. 31, 2012 Designated Long-term Assets	Dec. 31, 2012 Designated Short-term Liabilities	Dec. 31, 2011 Designated Short-term Liabilities	Dec. 31, 2012 Designated Bunker Oil Short-term Liabilities	Dec. 31, 2012 Designated Strategic Nickel Short-term Assets	Dec. 31, 2011 Designated Strategic Nickel Short-term Assets	Dec. 31, 2012 Designated Foreign exchange cash flow hedge Short-term Assets	Dec. 31, 2012 Designated Foreign exchange cash flow hedge Long-term Assets	Dec. 31, 2011 Designated Foreign exchange cash flow hedge Short-term Liabilities
Derivative financial instruments
Description of Variable Rate Basis	LIBOR
Derivative financial instruments
Derivative Assets		$ 281	$ 595	$ 45	$ 60					$ 265	$ 429	$ 40	$ 60					$ 249	$ 410	$ 1	$ 60					$ 39					$ 16	$ 19				$ 5			$ 1			$ 4			$ 16	$ 161	$ 5				$ 13	$ 161	$ 3	$ 5
Derivative liabilities						$ 347	$ 73	$ 783	$ 663					$ 344	$ 58	$ 781	$ 663					$ 340	$ 49	$ 700	$ 590		$ 4	$ 4	$ 18	$ 32			$ 63	$ 41	$ 5		$ 2	$ 1		$ 2	$ 1		$ 2	$ 2				$ 1	$ 14	$ 1					$ 14

Derivative financial instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effects of derivatives
Gain or (loss) recognized in financial income (expense), Total	$ (120)	$ 75	$ 631
Financial settlement (Inflows)/ Outflows	(493)	(565)	(1,225)
Amount of gain or (loss) recognized in OCI	(121)	155	(26)
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(263)	(96)	487
Financial settlement (Inflows)/ Outflows	(343)	(389)	(1,001)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(315)	(92)	451
Financial settlement (Inflows)/ Outflows	(325)	(337)	(956)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(1)
Financial settlement (Inflows)/ Outflows			1
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(2)
Financial settlement (Inflows)/ Outflows		4	3
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	50	(30)	(5)
Financial settlement (Inflows)/ Outflows	4	1	(1)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(7)	(23)	4
Financial settlement (Inflows)/ Outflows	(19)	(1)	(2)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		69
Financial settlement (Inflows)/ Outflows		(68)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		(8)
Financial settlement (Inflows)/ Outflows		8
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			3
Financial settlement (Inflows)/ Outflows		(2)	(9)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	9	(12)
Financial settlement (Inflows)/ Outflows	(3)	6
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			37
Financial settlement (Inflows)/ Outflows			(37)
Non-designated | Commodities price risk
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		92	(88)
Financial settlement (Inflows)/ Outflows	(3)	(78)	59
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(1)	39	4
Financial settlement (Inflows)/ Outflows	2	(41)	(7)
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		15	(87)
Financial settlement (Inflows)/ Outflows			105
Non-designated | Commodities price risk | Copper
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		1
Non-designated | Commodities price risk | Aluminum
Effects of derivatives
Financial settlement (Inflows)/ Outflows		7	16
Non-designated | Commodities price risk | Bunker Oil
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	1	37	4
Financial settlement (Inflows)/ Outflows	(5)	(48)	(34)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(4)
Financial settlement (Inflows)/ Outflows		2	3
Non-designated | Commodities price risk | Maritime Freight Protection Program
Effects of derivatives
Gain or (loss) recognized as financial income (expense)			(5)
Financial settlement (Inflows)/ Outflows		2	(24)
Non-designated | Embedded derivatives
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(2)	(7)	(51)
Non-designated | Embedded derivatives | Gas
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(2)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Gain or (loss) recognized as financial income (expense)		(7)	(51)
Designated
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	145	86	283
Financial settlement (Inflows)/ Outflows	(147)	(98)	(283)
Amount of gain or (loss) recognized in OCI	(121)	155	(26)
Designated | Aluminum
Effects of derivatives
Amount of gain or (loss) recognized in OCI		4	31
Designated | Bunker Oil
Effects of derivatives
Financial settlement (Inflows)/ Outflows	(1)		47
Amount of gain or (loss) recognized in OCI	(1)
Designated | Strategic Nickel
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	172	49	(1)
Financial settlement (Inflows)/ Outflows	(172)	(48)
Amount of gain or (loss) recognized in OCI	(149)	211	(52)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Gain or (loss) recognized as financial income (expense)	(27)	37	284
Financial settlement (Inflows)/ Outflows	26	(50)	(330)
Amount of gain or (loss) recognized in OCI	$ 29	$ (60)	$ (5)

Derivative financial instruments (Details 3) (Interest rates / Currencies)	12 Months Ended
Dec. 31, 2012
Derivative
Maturity dates	Jan 31, 2023
Nickel
Derivative
Maturity dates	Apr 30, 2013
Copper
Derivative
Maturity dates	Apr 30, 2013
Gas
Derivative
Maturity dates	Apr 30, 2016

Subsequent events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended
Feb. 05, 2013
Sales of gold by-product
Subsequent events
Initial cash payments to be received in transaction	$ 1,900,000,000
Number of warrants to be received in transaction	10
Strike price of warrants to be received in transactions (in dollars per share)	$ 65
Term of warrants	10 years
Value of warrants to be received in transaction	100,000,000
Sales of gold by-product | Minimum
Subsequent events
Additional contingent consideration that may be received, depending on timing and size of the expansion	67,000,000
Sales of gold by-product | Maximum
Subsequent events
Future cash payments to be received in transaction (in dollars per ounce)	$ 400
Additional contingent consideration that may be received, depending on timing and size of the expansion	400,000,000
Sale of payable gold by-product stram from Salobo copper mine
Subsequent events
Percentage of payable gold by-product sold	25.00%
Initial cash payments to be received in transaction	1,330,000,000
Annual inflation adjustment for future cash payments to be received in transaction (as a percent)	1.00%
Firm commitment to quantities of gold delivered	0
Sale of payable gold by-product stram from Salobo copper mine | Minimum
Subsequent events
Capacity to process copper ores that may be expanded (in Mtpy)	28
Sale of payable gold by-product stram from Sudbury nickel mines
Subsequent events
Percentage of payable gold by-product sold	70.00%
Term of agreement	20 years
Initial cash payments to be received in transaction	$ 570,000,000
Number of warrants to be received in transaction	10